UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   July 31

Date of reporting period:   January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

31 January 2022

Nuveen

Closed-End Funds

NSL	Nuveen Senior Income Fund
JFR	Nuveen Floating Rate Income Fund
JRO	Nuveen Floating Rate Income Opportunity Fund
JSD	Nuveen Short Duration Credit Opportunities Fund
JQC	Nuveen Credit Strategies Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on “Communication Preferences”. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Semiannual Report

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NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Chair’s Letter to Shareholders

Dear Shareholders,

In February, the world witnessed Russia invade Ukraine. The scale of the humanitarian crisis and economic shock caused by these events cannot yet be quantified, and our thoughts remain with all those affected.

Given the fluidity of the situation, market uncertainty is currently high. Conditions were already challenging prior to the invasion, with inflation lingering at multi-decade highs, interest rates expected to continue rising, economic growth moderating from the post-pandemic recovery, and weakening performance across equity markets and some bond market segments. The Russia-Ukraine conflict has accelerated these trends in the short term. The spike in geopolitical risks led to surging prices for oil and other hard and soft commodities, driving both inflation and recession risks higher. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without stifling economic growth. At their March 2022 meeting, Fed officials announced a quarter percentage point increase to the short-term interest rate, raising it from near zero for the first time since the pandemic was declared two years ago.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth

Chair of the Board

March 23, 2022

Important Notices

For Shareholders of

Nuveen Senior Income Fund (NSL)

Nuveen Floating Rate Income Fund (JFR)

Nuveen Floating Rate Income Opportunity Fund (JRO)

Nuveen Short Duration Credit Opportunities Fund (JSD)

Nuveen Credit Strategies Income Fund (JQC)

Portfolio Manager Commentaries in Semiannual Reports

Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentary only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ July 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Additional Market Disruption Risk

In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; resulting in a decline in the value and liquidity of Russian securities; resulting in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors,

Important Notices (continued)

industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through bank borrowings, Taxable Fund Preferred Shares (TFP) for NSL, JFR, JRO and JSD and reverse repurchase agreements for JQC. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when shortterm interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

The Funds’ use of leverage had a positive impact on total return performance during this reporting period.

As of January 31, 2022, the Funds’ percentages of leverage are as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Effective Leverage*	36.32%	36.42%	36.49%	36.35%	36.99%
Regulatory Leverage*	36.32%	36.42%	36.49%	36.35%	30.25%
*

Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivatives and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Fund Leverage (continued)

THE FUNDS’ LEVERAGE

Bank Borrowings

As noted previously, the Funds employ leverage through the use of bank borrowings. The Funds’ bank borrowing activities are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	Outstanding Balance as of August 1, 2021	Draws	Paydowns	Outstanding Balance as of January 31, 2022	Average Balance Outstanding	Draws	Paydowns	Outstanding Balance as of March 23, 2022
NSL	$94,300,000	$—	$—	$94,300,000	$94,300,000	$—	$—	$94,300,000
JFR	$238,400,000	$—	$—	$238,400,000	$238,400,000	$—	$—	$238,400,000
JRO	$164,500,000	$—	$—	$164,500,000	$164,500,000	$—	$—	$164,500,000
JSD	$19,500,000	$—	$—	$19,500,000	$19,500,000	$—	$—	$19,500,000
JQC	$402,000,000	$—	$—	$402,000,000	$402,000,000	$—	$—	$402,000,000

Refer to Notes to Financial Statements, Note 9 – Fund Leverage for further details.

Reverse Repurchase Agreements

As noted previously, in addition to bank borrowings, JQC also used reverse repurchase agreements, in which the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.

Current Reporting Period					Subsequent to the Close of the Reporting Period
Outstanding Balance as of August 1, 2021	Sales	Purchases	Outstanding Balance as of January 31, 2022	Average Balance Outstanding	Sales	Purchases	Outstanding Balance as of March 23, 2022
$142,000,000	$ —	$ —	$142,000,000	$142,000,000	$ —	$ —	$142,000,000

Refer to Notes to Financial Statements, Note 9 – Fund Leverage for further details.

Taxable Fund Preferred Shares

As noted previously, in addition to bank borrowings, NSL, JFR, JRO and JSD also issued TFP. The Funds’ transactions in TFP are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	Outstanding Balance as of August 1, 2021	Issuance	Redemptions	Outstanding Balance as of January 31, 2022	Average Balance Outstanding	Issuance	Redemptions	Outstanding Balance as of March 23, 2022
NSL	$40,000,000	$—	$—	$40,000,000	$40,000,000	$—	$—	$40,000,000
JFR	$100,000,000	$—	$—	$100,000,000	$100,000,000	$—	$—	$100,000,000
JRO	$75,000,000	$—	$—	$75,000,000	$75,000,000	$—	$—	$75,000,000
JSD	$70,000,000	$—	$—	$70,000,000	$70,000,000	$—	$—	$70,000,000

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on TFP.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of January 31, 2022 and may differ from previously issued distribution notifications.

NSL, JFR, JRO and JSD

NSL, JFR, JRO and JSD have implemented a level distribution policy. The goal of the Funds’ level distribution policy is intended to provide shareholders with stable, but not guaranteed, cash flow, independent of the amount or timing of income earned or capital gains realized by the Funds. The Funds intend to distribute all or substantially all of their net investment income through their regular monthly distribution and to distribute realized capital gains at least annually. In any monthly period, in order to maintain its level distribution amount, each Fund may pay out more or less than its net investment income during the period. As a result, regular distributions throughout the year are expected to include net investment income, realized gains and return of capital. You should not draw any conclusions about the Funds’ investment performance from the amount of the distribution or from the terms of the level distribution program. A return of capital is a non-taxable distribution of a portion of a Fund’s capital. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.”

JQC

JQC had a capital return plan where a supplemental amount is expected to be included in the Fund’s regular monthly distribution. Under this program, the Fund’s regular monthly distribution was expected to include net investment income, return of capital and potentially capital gains for tax purposes. On September 20, 2021, JQC announced that its Board of Trustees approved the adoption of a level distribution policy. The level distribution policy became effective with the Fund’s distribution payable November 1, 2021.

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV, which will be sent to shareholders shortly after calendar year-end. Because distribution source estimates are updated throughout the current fiscal year based on a Fund’s performance, those estimates may differ from both the tax information reported to you in your Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment. The figures in the table below provide the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. More details about each Fund’s distributions are available on www.nuveen.com/en-us/closed-end-funds.

Data as of January 31, 2022

	Current Month Estimated Percentage of Distributions			Fiscal YTD Estimated Per Share Amounts
Fund	Net Investment Income	Realized Gains	Return of Capital	Total Distributions	Net Investment Income	Realized Gains	Return of Capital
NSL	76.32%	0.00%	23.68%	$0.1700	$0.1297	$0.000	$0.0403
JFR	77.04%	0.00%	22.96%	$0.2900	$0.2234	$0.000	$0.0666
JRO	77.93%	0.00%	22.07%	$0.2875	$0.2241	$0.000	$0.0634
JSD	79.45%	0.00%	20.55%	$0.4325	$0.3436	$0.000	$0.0889
JQC	68.61%	0.00%	31.39%	$0.2044	$0.1402	$0.000	$0.0642

The following table provides information regarding Fund distributions and total return performance over various time periods. This information is intended to help you better understand whether Fund returns for the specified time periods were sufficient to meet Fund distributions.

Data as of January 31, 2022

			Annualized			Cumulative
Fund	Inception Date	Latest Monthly Per Share Distribution	Current Distribution on NAV	1-Year Return on NAV	5-Year Return on NAV	Fiscal YTD Distributions on NAV	Fiscal YTD Return on NAV
NSL	10/26/1999	$0.0340	6.67%	10.74%	4.11%	2.78%	3.30%
JFR	3/25/2004	$0.0580	6.69%	10.54%	4.27%	2.79%	3.20%
JRO	7/27/2004	$0.0575	6.69%	10.56%	4.26%	2.79%	3.21%
JSD	5/25/2011	$0.0865	6.66%	10.97%	3.94%	2.78%	3.19%
JQC	6/25/2003	$0.0385	6.72%	7.23%	3.78%	2.98%	2.40%

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

During August 2021, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

As of January 31, 2022, (and since the inception of the Funds’ repurchase programs) each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Common shares cumulatively repurchased and retired	15,400	147,593	39,400	10,000	5,473,400
Common shares authorized for repurchase	3,860,000	5,690,000	4,050,000	1,005,000	13,560,000

OTHER COMMON SHARE INFORMATION

As of January 31, 2022, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NSL	JFR	JRO	JSD	JQC
Common share NAV	$6.10	$10.38	$10.28	$15.54	$6.83
Common share price	$5.91	$10.33	$10.18	$14.90	$6.47
Premium/(Discount) to NAV	(3.11)%	(0.48)%	(0.97)%	(4.12)%	(5.27)%
Average premium/(discount) to NAV	(3.86)%	(3.01)%	(3.45)%	(4.48)%	(6.00)%

NSL	Nuveen Senior Income Fund Performance Overview and Holding Summaries as of January 31, 2022

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NSL at Common Share NAV	3.54%	8.59%	4.04%	5.46%
NSL at Common Share Price	6.55%	17.32%	4.17%	5.51%
Credit Suisse Leveraged Loan Index	2.22%	4.45%	4.28%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	138.9%
Corporate Bonds	15.0%
Common Stocks	3.6%
Warrants	0.8%
Convertible Preferred Securities	0.1%
Short-Term Investment Companies	0.7%
Other Assets Less Liabilities	(2.2)%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	156.9%
Borrowings	(40.1)%
Taxable Fund Preferred Shares, net of deferred offering costs	(16.8)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

B.C. Unlimited Liability Company	2.0%
Fieldwood Energy LLC	1.4%
Medline Borrower, LP	1.2%
Delta 2 (LUX) S.a.r.l.	1.1%
PetSmart, Inc.	1.1%

Portfolio Composition

(% of total investments)

Hotels, Restaurants & Leisure	10.5%
Media	9.4%
Software	9.0%
Health Care Providers & Services	6.5%
Oil, Gas & Consumable Fuels	5.5%
Pharmaceuticals	4.0%
Commercial Services & Supplies	3.9%
IT Services	3.4%
Diversified Telecommunication Services	3.0%
Insurance	2.6%
Entertainment	2.6%
Specialty Retail	2.0%
Life Sciences Tools & Services	2.0%
Health Care Equipment & Supplies	1.9%
Communications Equipment	1.9%
Health Care Technology	1.7%
Airlines	1.6%
Professional Services	1.5%
Semiconductors & Semiconductor Equipment	1.5%
Building Products	1.6%
Auto Components	1.4%
Machinery	1.4%
Internet Software & Services	1.4%
Other[1]	19.3%
Short Term Investment Companies	0.4%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	11.1%
BB or Lower	87.5%
N/R (not rated)	1.4%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.

JFR	Nuveen Floating Rate Income Fund Performance Overview and Holding Summaries as of January 31, 2022

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JFR at Common Share NAV	3.58%	8.68%	4.15%	5.60%
JFR at Common Share Price	9.51%	19.92%	4.18%	6.28%
Credit Suisse Leveraged Loan Index	2.22%	4.45%	4.28%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	139.6%
Corporate Bonds	15.0%
Common Stocks	3.7%
Asset-Backed Securities	1.3%
Warrants	0.7%
Convertible Preferred Securities	0.1%
Short-Term Investment Companies	2.3%
Other Assets Less Liabilities	(5.5)%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	157.2%
Borrowings	(40.4)%
Taxable Fund Preferred Shares, net of deferred offering costs	(16.8)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

B.C. Unlimited Liability Company	2.4%
Fieldwood Energy LLC	1.3%
Clear Channel Outdoor Holdings, Inc.	1.2%
Bausch Health Companies Inc.	1.2%
Caesars Resort Collection, LLC	1.1%

Portfolio Composition

(% of total investments)

Hotels, Restaurants & Leisure	11.6%
Media	10.2%
Software	7.9%
Health Care Providers & Services	6.8%
Oil, Gas & Consumable Fuels	5.1%
Pharmaceuticals	4.2%
Commercial Services & Supplies	3.6%
Insurance	2.7%
IT Services	2.7%
Diversified Telecommunication Services	2.6%
Entertainment	2.5%
Specialty Retail	2.0%
Life Sciences Tools & Services	2.0%
Communications Equipment	1.9%
Health Care Equipment & Supplies	1.7%
Building Products	1.5%
Health Care Technology	1.5%
Auto Components	1.4%
Professional Services	1.4%
Airlines	1.3%
Machinery	1.3%
Road & Rail	1.3%
Capital Markets	1.3%
Other[1]	19.3%
Asset-Backed Securities	0.8%
Short-Term Investment Companies	1.4%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	11.4%
BB or Lower	86.9%
N/R (not rated)	1.7%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.

JRO	Nuveen Floating Rate Income Opportunity Fund Performance Overview and Holding Summaries as of January 31, 2022

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JRO at Common Share NAV	3.48%	8.59%	4.14%	5.79%
JRO at Common Share Price	8.71%	18.46%	3.78%	6.10%
Credit Suisse Leveraged Loan Index	2.22%	4.45%	4.28%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	137.7%
Corporate Bonds	15.4%
Common Stocks	3.8%
Asset-Backed Securities	1.1%
Warrants	0.7%
Convertible Preferred Securities	0.1%
Other Assets Less Liabilities	(1.4)%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	157.4%
Borrowings	(39.5)%
Taxable Fund Preferred Shares, net of deferred offering costs	(17.9)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

B.C. Unlimited Liability Company	2.4%
Fieldwood Energy LLC	1.3%
Clear Channel Outdoor Holdings, Inc.	1.2%
Caesars Resort Collection, LLC	1.1%
Delta 2 (LUX) S.a.r.l.	1.1%

Portfolio Composition

(% of total investments)

Hotels, Restaurants & Leisure	11.4%
Media	10.5%
Software	8.4%
Health Care Providers & Services	7.1%
Oil, Gas & Consumable Fuels	5.2%
Commercial Services & Supplies	4.0%
Pharmaceuticals	3.7%
IT Services	3.1%
Diversified Telecommunication Services	2.7%
Entertainment	2.7%
Insurance	2.6%
Specialty Retail	2.0%
Life Sciences Tools & Services	2.0%
Communications Equipment	1.8%
Health Care Equipment & Supplies	1.8%
Capital Markets	1.7%
Health Care Technology	1.7%
Building Products	1.6%
Auto Components	1.4%
Airlines	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Professional Services	1.3%
Other[1]	19.8%
Asset-Backed Securities	0.7%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	11.0%
BB or Lower	87.6%
N/R (not rated)	1.4%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.

JSD	Nuveen Short Duration Credit Opportunities Fund Performance Overview and Holding Summaries as of January 31, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JSD at Common Share NAV	3.50%	8.88%	3.84%	5.24%
JSD at Common Share Price	7.10%	17.20%	3.61%	5.81%
Credit Suisse Leveraged Loan Index	2.22%	4.45%	4.28%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	138.8%
Corporate Bonds	15.8%
Common Stocks	3.4%
Warrants	0.8%
Convertible Preferred Securities	0.1%
Short-term Investment Companies	3.6%
Other Assets Less Liabilities	(5.7)%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	156.8%
Borrowings	(12.4)%
Taxable Fund Preferred, net of deferred offering costs	(44.4)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Caesars Resort Collection, LLC	1.5%
Fieldwood Energy LLC	1.4%
Delta 2 (LUX) S.a.r.l.	1.2%
PetSmart, Inc.	1.1%
B.C. Unlimited Liability Company	1.1%

Portfolio Composition

(% of total investments)

Hotels, Restaurants & Leisure	10.1%
Software	8.6%
Media	8.0%
Health Care Providers & Services	7.0%
Oil, Gas & Consumable Fuels	5.6%
Commercial Services & Supplies	4.2%
Pharmaceuticals	4.2%
IT Services	3.7%
Diversified Telecommunication Services	3.0%
Entertainment	2.1%
Specialty Retail	2.0%
Health Care Equipment & Supplies	1.9%
Life Sciences Tools & Services	1.9%
Insurance	1.9%
Machinery	1.7%
Capital Markets	1.6%
Airlines	1.6%
Building Products	1.5%
Professional Services	1.5%
Communications Equipment	1.4%
Road & Rail	1.4%
Health Care Technology	1.4%
Auto Components	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Other[1]	18.9%
Short-term Investment Companies	2.2%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	10.3%
BB or Lower	87.9%
N/R (not rated)	1.8%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.

JQC	Nuveen Credit Strategies Income Fund Performance Overview and Holding Summaries as of January 31, 2022

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JQC at Common Share NAV	2.38%	5.61%	3.75%	5.13%
JQC at Common Share Price	2.83%	11.82%	4.98%	6.45%
Credit Suisse Leveraged Loan Index	2.22%	4.45%	4.28%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	140.2%
Corporate Bonds	22.8%
Common Stocks	1.0%
Warrants	0.3%
Convertible Bonds	0.2%
Convertible Preferred Securities	0.1%
Other Assets Less Liabilities	(5.8)%
Net Assets Plus Borrowings and Reverse Repurchase Agreements	158.8%
Borrowings	(43.4)%
Reverse Repurchase Agreements	(15.4)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Sabre GLBL Inc., Term Loan B	1.2%
RegionalCare Hospital Partners Holdings, Inc., Term Loan B	1.1%
Bausch Health Companies Inc., Term Loan B	1.1%
Ziggo Financing Partnership, Term Loan I	1.1%
Acrisure, LLC, Term Loan B	1.1%

Portfolio Composition

(% of total investments)

Hotels, Restaurants & Leisure	10.8%
Media	9.9%
Software	8.7%
Health Care Providers & Services	8.5%
Commercial Services & Supplies	4.0%
Oil, Gas & Consumable Fuels	4.0%
Insurance	3.8%
Airlines	3.4%
Pharmaceuticals	3.2%
IT Services	3.0%
Diversified Telecommunication Services	2.7%
Communications Equipment	2.1%
Machinery	2.1%
Specialty Retail	2.0%
Food & Staples Retailing	2.0%
Life Sciences Tools & Services	1.9%
Personal Products	1.8%
Health Care Equipment & Supplies	1.7%
Semiconductors & Semiconductor Equipment	1.7%
Chemicals	1.5%
Building Products	1.5%
Other[1]	19.7%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	14.2%
BB or Lower	84.9%
N/R (not rated)	0.9%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.

NSL	Nuveen Senior Income Fund Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 158.4% (99.6% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 138.9% (87.3% of Total Investments) (2)

	Aerospace & Defense – 1.3% (0.8% of Total Investments)

$731	Maxar Technologies Ltd., Term Loan B	2.860%	1-Month LIBOR	2.750%	10/05/24	B	$726,121
959	TransDigm, Inc., Term Loan E	2.355%	1-Month LIBOR	2.250%	5/30/25	Ba3	950,911
792	TransDigm, Inc., Term Loan F	2.355%	1-Month LIBOR	2.250%	12/09/25	Ba3	784,450
683	TransDigm, Inc., Term Loan G	2.355%	1-Month LIBOR	2.250%	8/22/24	Ba3	678,492
3,165	Total Aerospace & Defense						3,139,974

	Airlines – 2.3% (1.5% of Total Investments)

920	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	956,529
187	American Airlines, Inc., Term Loan	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	185,059
752	American Airlines, Inc., Term Loan, First Lien	1.855%	1-Month LIBOR	1.750%	1/29/27	Ba3	727,046
958	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	937,855
1,075	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	1,136,882
1,489	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,492,881
5,381	Total Airlines						5,436,252

	Auto Components – 1.5% (0.9% of Total Investments)

123	Adient US LLC, Term Loan B	3.605%	1-Month LIBOR	3.500%	4/08/28	BB-	123,368
1,268	Clarios Global LP, Term Loan B	3.355%	1-Month LIBOR	3.250%	4/30/26	B1	1,263,692
51	DexKo Global Inc., Term Loan, (5)	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	51,211
269	DexKo Global Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	268,856
170	Driven Holdings, LLC, Term Loan B	3.517%	3-Month LIBOR	3.000%	12/17/28	B2	169,788
743	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	742,266
898	Superior Industries International, Inc., Term Loan, First Lien	4.105%	1-Month LIBOR	4.000%	5/23/24	Ba3	898,714
3,522	Total Auto Components						3,517,895

	Automobiles – 0.2% (0.1% of Total Investments)

515	Wand NewCo 3, Inc., Term Loan	3.175%	3-Month LIBOR	3.000%	2/05/26	B2	508,600

	Banks – 0.1% (0.0% of Total Investments)

156	iQor US, Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	B1	158,915

	Beverages – 1.3% (0.9% of Total Investments)

614	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	613,162
945	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	945,454
468	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B1	448,530
1,180	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	1,172,322
3,207	Total Beverages						3,179,468

	Biotechnology – 0.8% (0.5% of Total Investments)

1,884	Grifols Worldwide Operations USA, Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	11/15/27	BB+	1,863,145

	Building Products – 2.4% (1.5% of Total Investments)

300	Anticimex International AB, Term Loan B1	4.000%	3-Month LIBOR	3.500%	11/16/28	B	300,421
1,726	Chamberlain Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.500%	10/22/28	B+	1,724,921
1,127	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	1,126,632
566	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	563,394
1,054	Quikrete Holdings, Inc., Term Loan, First Lien	2.605%	1-Month LIBOR	2.500%	1/31/27	BB-	1,046,388
81	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	80,568
81	Resideo Funding Inc., Term Loan	2.750%	2-Month LIBOR	2.250%	2/12/28	BBB-	80,569
424	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	423,217
215	SRS Distribution Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	215,270
5,574	Total Building Products						5,561,380

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Capital Markets – 1.9% (1.2% of Total Investments)

$1,460	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	$1,446,312
177	RPI Intermediate Finance Trust, Term Loan B1	1.855%	1-Month LIBOR	1.750%	2/11/27	BBB-	176,721
1,999	Sequa Mezzanine Holdings L.L.C., Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,016,396
823	Sequa Mezzanine Holdings L.L.C., Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	823,656
4,459	Total Capital Markets						4,463,085

	Chemicals – 1.4% (0.9% of Total Investments)

321	ASP Unifrax Holdings Inc, Term Loan B	3.974%	3-Month LIBOR	3.750%	12/14/25	BB	318,425
828	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	827,399
820	Diamond (BC) B.V., Term Loan B	3.500%	1-Month LIBOR	3.000%	9/29/28	Ba3	819,090
497	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	497,112
656	Ineos US Finance LLC, Term Loan B	2.105%	1-Month LIBOR	2.000%	3/31/24	BBB-	652,976
85	KRATON Polymers US LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	85,425
3,207	Total Chemicals						3,200,427

	Commercial Services & Supplies – 5.8% (3.6% of Total Investments)

496	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	497,595
389	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	381,761
500	Clean Harbors Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	10/08/28	BBB-	500,563
502	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	502,894
38	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	37,670
4,293	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	4,285,698
433	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	BB+	434,520
1,032	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	1,033,833
274	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	270,780
497	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	496,413
504	PAE Holding Corporation, Term Loan B	5.250%	1-Month LIBOR	4.500%	10/19/27	B	505,024
607	Prime Security Services Borrower, LLC, Term Loan	3.500%	6-Month LIBOR	2.750%	9/23/26	BB-	606,315
135	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	134,256
87	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	86,996
744	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	745,093
1,995	Travelport Finance (Luxembourg) S.a.r.l., Term Loan (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B-	2,053,206
368	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	343,071
726	WEX Inc., Term Loan	2.355%	1-Month LIBOR	2.250%	4/01/28	Ba2	722,452
13,620	Total Commercial Services & Supplies						13,638,140

	Communications Equipment – 2.4% (1.5% of Total Investments)

624	CommScope, Inc., Term Loan B	3.355%	1-Month LIBOR	3.250%	4/04/26	Ba3	614,140
496	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B	495,272
1,877	MLN US HoldCo LLC, Term Loan, First Lien	4.602%	1-Month LIBOR	4.500%	11/30/25	B3	1,844,424
967	Plantronics Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	7/02/25	Ba2	953,044
982	Riverbed Technology, Inc., Term Loan	7.000%	3-Month LIBOR	6.000%	12/07/26	N/R	959,218
878	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	878,558
5,824	Total Communications Equipment						5,744,656

	Construction & Engineering – 1.5% (0.9% of Total Investments)

299	AECOM, Term Loan B	1.855%	1-Month LIBOR	1.750%	4/13/28	BBB-	299,246
464	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	466,352
1,118	Brown Group Holding, LLC, Term Loan B	3.000%	3-Month LIBOR	2.500%	4/22/28	B+	1,113,947
683	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	683,454
124	FrontDoor Inc, Term Loan B	2.355%	1-Month LIBOR	2.250%	6/17/28	Ba2	124,123
249	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/22/28	B	248,401
216	Pike Corporation, Term Loan B	3.110%	1-Month LIBOR	3.000%	1/21/28	Ba3	215,928
275	ZURN LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	275,107
3,428	Total Construction & Engineering						3,426,558

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging – 1.6% (1.0% of Total Investments)

$880	Berry Global, Inc., Term Loan Z	1.854%	1-Month LIBOR	1.750%	7/01/26	BBB-	$870,927
354	Grinding Media Inc., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/12/28	B	354,999
324	Reynolds Consumer Products LLC, Term Loan	1.855%	1-Month LIBOR	1.750%	2/04/27	BBB-	322,169
499	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	498,518
544	Reynolds Group Holdings Inc. , Term Loan B2	3.355%	1-Month LIBOR	3.250%	2/05/26	B+	540,896
1,276	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	1,269,504
3,877	Total Containers & Packaging						3,857,013

	Distributors – 0.7% (0.4% of Total Investments)

995	Core & Main LP, Term Loan B	2.608%	1-Month LIBOR	2.500%	6/10/28	Ba3	991,269
603	Univar Solutions USA Inc., Term Loan B6	2.105%	1-Month LIBOR	2.000%	6/03/28	BBB-	600,606
1,598	Total Distributors						1,591,875

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

1,466	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	1,473,070

	Diversified Financial Services – 1.9% (1.2% of Total Investments)

160	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	160,305
55	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	54,545
135	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	136,384
1,033	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	208,640
1,744	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/30/28	BB+	1,731,012
337	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	336,774
329	Lions Gate Capital Holdings LLC, Term Loan B	2.354%	1-Month LIBOR	2.250%	3/24/25	Ba2	327,785
1,497	Verscend Holding Corp., Term Loan B	4.105%	1-Month LIBOR	4.000%	8/27/25	BB-	1,499,167
5,290	Total Diversified Financial Services						4,454,612

	Diversified Telecommunication Services – 4.1% (2.6% of Total Investments)

589	Altice France S.A., Term Loan B12	3.927%	3-Month LIBOR	3.688%	1/31/26	B	586,632
2,911	Altice France S.A., Term Loan B13	4.106%	2-Month LIBOR	4.000%	8/14/26	B	2,905,614
2,906	CenturyLink, Inc., Term Loan B	2.355%	1-Month LIBOR	2.250%	3/15/27	BBB-	2,863,539
445	Cincinnati Bell, Inc., Term Loan B2	3.750%	3-Month LIBOR	3.250%	11/23/28	B+	445,779
643	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	643,398
1,740	Frontier Communications Corp., Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	1,739,704
1	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	808
378	Intelsat Jackson Holdings, S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	378,323
9,613	Total Diversified Telecommunication Services						9,563,797

	Electric Utilities – 0.7% (0.4% of Total Investments)

562	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	562,544
492	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	483,881
599	Vistra Operations Company LLC, Term Loan B3, First Lien	1.855%	1-Month LIBOR	1.750%	12/31/25	BBB-	593,357
1,653	Total Electric Utilities						1,639,782

	Electrical Equipment – 1.4% (0.9% of Total Investments)

1,912	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	1,895,822
1,393	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	1,393,293
3,305	Total Electrical Equipment						3,289,115

	Electronic Equipment, Instruments & Components – 0.8% (0.5% of Total Investments)

1,000	II-VI Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,000,315
866	TTM Technologies, Inc., Term Loan	2.602%	1-Month LIBOR	2.500%	9/28/24	BB+	866,593
1,866	Total Electronic Equipment, Instruments & Components						1,866,908

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Energy Equipment & Services – 0.4% (0.3% of Total Investments)

$625	Freeport LNG Investments, LLLP, Term Loan B	4.000%	3-Month LIBOR	3.500%	12/21/28	B+	$623,216
375	Petroleum Geo-Services ASA, Term Loan	7.724%	3-Month LIBOR	7.500%	3/19/24	N/R	314,635
1,000	Total Energy Equipment & Services						937,851

	Entertainment – 2.9% (1.8% of Total Investments)

235	AMC Entertainment Holdings, Inc. , Term Loan B	3.104%	1-Month LIBOR	3.000%	4/22/26	B-	209,941
2,568	Crown Finance US, Inc., Term Loan, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	1,960,149
296	Crown Finance US, Inc., Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	221,132
215	Crown Finance US, Inc., Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	229,325
967	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.610%	1-Month LIBOR	2.500%	7/03/25	BB-	967,906
750	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	751,406
511	NASCAR Holdings, Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	10/18/26	BB+	510,025
1,130	Virgin Media Bristol LLC, Term Loan Q	3.356%	3-Month LIBOR	3.250%	1/31/29	BB+	1,129,825
890	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.860%	1-Month LIBOR	2.750%	5/16/25	B	876,720
7,562	Total Entertainment						6,856,429

	Equity Real Estate Investment Trust – 0.1% (0.1% of Total Investments)

180	Installed Building Products, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	12/14/28	BB+	180,413

	Food & Staples Retailing – 0.7% (0.5% of Total Investments)

336	BJ’s Wholesale Club, Inc., Term Loan, First Lien	2.113%	1-Month LIBOR	2.000%	2/03/24	BB+	336,483
415	CHG PPC Parent LLC, Term Loan	3.500%	3-Month LIBOR	3.000%	12/08/28	B1	414,828
507	H Food Holdings LLC, Term Loan B	3.793%	1-Month LIBOR	3.688%	5/31/25	B2	504,724
30	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	29,598
460	US Foods, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/22/28	BB	459,678
1,748	Total Food & Staples Retailing						1,745,311

	Food Products – 0.7% (0.4% of Total Investments)

491	American Seafoods Group LLC, Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	490,450
173	Froneri International Ltd., Term Loan	2.355%	1-Month LIBOR	2.250%	1/31/27	B+	170,387
500	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	499,480
439	UTZ Quality Foods, LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	1/20/28	B1	438,694
1,603	Total Food Products						1,599,011

	Health Care Equipment & Supplies – 3.1% (1.9% of Total Investments)

1,437	Carestream Health, Inc., Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	1,442,278
4,534	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	4,520,194
777	Viant Medical Holdings, Inc., Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	7/02/25	B3	741,640
703	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	551,857
7,451	Total Health Care Equipment & Supplies						7,255,969

	Health Care Providers & Services – 8.1% (5.1% of Total Investments)

1,247	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	1,250,578
361	BW NHHC Holdco, Inc., Term Loan, First Lien	5.160%	3-Month LIBOR	5.000%	5/15/25	Caa1	306,920
284	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	284,946
335	DaVita, Inc. , Term Loan B	1.855%	1-Month LIBOR	1.750%	8/12/26	BBB-	332,921
1,137	Envision Healthcare Corporation, Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	10/10/25	CCC+	884,641
1,032	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	1,030,481
199	Global Medical Response, Inc., Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	199,485
1,732	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.250%	10/02/25	B	1,734,674
400	ICU Medical Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	401,500
64	Medical Solutions Holdings, Inc., Term Loan, (5)	3.500%	3-Month LIBOR	3.500%	11/01/28	B1	63,990
336	Medical Solutions Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.500%	11/01/28	B1	335,948
323	National Mentor Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.750%	3/02/28	B	319,348

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$288	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B	$285,493
46	National Mentor Holdings, Inc., Term Loan, (5)	3.750%	3-Month LIBOR	3.750%	3/02/28	B	45,349
12	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B	12,161
980	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	984,975
1,065	Phoenix Guarantor Inc, Term Loan B	3.355%	1-Month LIBOR	3.250%	3/05/26	B1	1,060,267
993	Phoenix Guarantor Inc, Term Loan B3	3.604%	1-Month LIBOR	3.500%	3/05/26	B1	990,470
103	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	99,093
3,048	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	11/16/25	B1	3,044,152
1,133	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,128,933
2,582	Surgery Center Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	2,582,664
1,633	Team Health Holdings, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,581,565
19,333	Total Health Care Providers & Services						18,960,554

	Health Care Technology – 2.7% (1.7% of Total Investments)

1,096	Carestream Health, Inc., Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	8.000%	3-Month LIBOR	8.000%	8/05/23	CCC+	1,072,671
2,825	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	2,824,433
1,127	Zelis Healthcare Corporation, Term Loan	3.602%	1-Month LIBOR	3.500%	9/30/26	B	1,124,590
200	Zelis Healthcare Corporation, Term Loan, (5)	0.000%	N/A	N/A	9/30/26	B	198,875
1,097	Zelis Healthcare Corporation, Term Loan B	3.602%	1-Month LIBOR	3.500%	9/30/26	B	1,091,058
6,345	Total Health Care Technology						6,311,627

	Hotels, Restaurants & Leisure – 16.3% (10.3% of Total Investments)

240	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 0.220%, PIK 5.000%)	5.220%	3-Month LIBOR	5.000%	12/29/25	B3	177,341
96	24 Hour Fitness Worldwide, Inc., Exit Term Loan	0.000%	N/A	N/A	9/29/26	N/R	95,270
297	Alterra Mountain Company, Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	297,057
1,312	Alterra Mountain Company, Term Loan B1	2.855%	1-Month LIBOR	2.750%	7/31/24	B	1,308,317
554	Aramark Services, Inc., Term Loan B3	1.855%	1-Month LIBOR	1.750%	3/11/25	BB+	548,259
7,448	B.C. Unlimited Liability Company, Term Loan B4	1.855%	1-Month LIBOR	1.750%	11/19/26	BB+	7,355,255
330	Boyd Gaming Corporation, Term Loan B3	2.354%	1-Month LIBOR	2.250%	9/15/23	BB	330,553
3,157	Caesars Resort Collection, LLC, Term Loan B, First Lien	2.855%	1-Month LIBOR	2.750%	12/22/24	B+	3,143,497
741	Caesars Resort Collection, LLC, Term Loan B1	3.605%	1-Month LIBOR	3.500%	7/20/25	B+	741,088
557	Carnival Corporation, Term Loan B	3.750%	3-Month LIBOR	3.000%	6/30/25	Ba2	552,798
600	Carnival Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/18/28	Ba2	595,749
727	Churchill Downs Incorporated, Term Loan B1	2.110%	1-Month LIBOR	2.000%	3/17/28	BBB-	724,707
2,645	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	2,551,669
383	Crown Finance US, Inc., Term Loan B1 (cash 7.132%, PIK 8.250%)	8.250%	3-Month LIBOR	8.250%	5/23/24	B-	453,173
1,579	Equinox Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	1,508,027
475	Four Seasons Hotels Limited, Term Loan, First Lien	2.105%	1-Month LIBOR	2.000%	11/30/23	BB+	474,081
3,095	Golden Nugget LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	3,108,317
499	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	498,336
1,234	Hilton Worldwide Finance, LLC, Term Loan B2	1.858%	1-Month LIBOR	1.750%	6/21/26	BBB-	1,225,451
1,757	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B+	1,760,273
628	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	634,790
405	PCI Gaming Authority, Term Loan	2.605%	1-Month LIBOR	2.500%	5/31/26	BBB-	403,198
2,829	Scientific Games International, Inc., Term Loan B5	2.855%	1-Month LIBOR	2.750%	8/14/24	B+	2,824,178
997	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	998,388
2,929	Stars Group Holdings B.V. (The), Term Loan, (DD1)	2.474%	3-Month LIBOR	2.250%	7/10/25	BBB	2,924,510
1,449	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,438,941
750	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	6-Month LIBOR	3.250%	10/01/28	BB+	750,364
968	Wyndham Hotels & Resorts, Inc., Term Loan B	1.855%	1-Month LIBOR	1.750%	5/30/25	BBB-	959,939
38,681	Total Hotels, Restaurants & Leisure						38,383,526

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables – 1.0% (0.6% of Total Investments)

$89	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	$89,239
711	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	4.500%	1-Month LIBOR	4.000%	7/30/28	B	713,913
502	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	Caa1	502,034
37	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	37,699
719	Serta Simmons Bedding, LLC, Term Loan, (DD1), (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	688,894
309	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	309,273
9	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	9,364
2,376	Total Household Durables						2,350,416

	Household Products – 0.2% (0.1% of Total Investments)

430	Illuminate Merger Sub Corp., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	427,656

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

487	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	487,556

	Insurance – 4.2% (2.6% of Total Investments)

2,073	Acrisure, LLC, Term Loan B	3.724%	3-Month LIBOR	3.500%	2/15/27	B	2,051,032
1,767	Alliant Holdings Intermediate, LLC, Term Loan B	3.355%	1-Month LIBOR	3.250%	5/10/25	B	1,754,465
249	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	249,395
1,443	Asurion LLC, Term Loan B4, Second Lien, (DD1)	5.355%	1-Month LIBOR	5.250%	1/15/29	B	1,446,615
254	Asurion LLC, Term Loan B6	3.230%	1-Month LIBOR	3.125%	11/03/23	Ba3	253,697
1,319	Asurion LLC, Term Loan B8	3.355%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,311,156
349	Broadstreet Partners, Inc., Term Loan B2	3.750%	1-Month LIBOR	3.250%	1/27/27	B1	347,161
1,601	Hub International Limited, Term Loan B	3.017%	3-Month LIBOR	2.750%	4/25/25	B	1,584,955
536	Hub International Limited, Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.250%	4/25/25	B	535,538
272	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	271,618
9,863	Total Insurance						9,805,632

	Interactive Media & Services – 1.8% (1.1% of Total Investments)

1,015	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,009,407
84	Mission Broadcasting, Inc., Term Loan B	2.602%	1-Month LIBOR	2.500%	6/03/28	BBB-	84,381
2,231	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	2,212,549
960	WeddingWire, Inc., Term Loan, First Lien	4.605%	1-Month LIBOR	4.500%	12/21/25	B+	962,249
4,290	Total Interactive Media & Services						4,268,586

	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)

993	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.500%	11/08/27	B	993,820

	Internet Software & Services – 2.2% (1.4% of Total Investments)

1,466	Banff Merger Sub Inc, Term Loan	3.974%	3-Month LIBOR	3.750%	10/02/25	B2	1,462,720
2,173	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	2,175,679
1,445	Uber Technologies, Inc., Term Loan B, First Lien	3.605%	1-Month LIBOR	3.500%	4/04/25	B+	1,445,851
5,084	Total Internet Software & Services						5,084,250

	IT Services – 5.3% (3.4% of Total Investments)

958	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	958,487
250	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	249,336
299	DTI Holdco, Inc., Term Loan B	5.750%	1-Month LIBOR	4.750%	9/30/23	CCC+	297,649
2,534	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	2,381,116
639	KBR, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	2/07/27	Ba1	640,621
998	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	995,630
248	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	247,796
1,564	Sabre GLBL Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,544,845
402	Science Applications International Corporation, Term Loan B	1.980%	1-Month LIBOR	1.875%	10/31/25	BB+	402,030
2,310	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	2,307,162
768	Syniverse Holdings, Inc., Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	767,282

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$1,051	Tempo Acquisition LLC, Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	$1,055,091
748	Vision Solutions, Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	5/28/28	B2	747,657
12,769	Total IT Services						12,594,702

	Leisure Products – 0.3% (0.2% of Total Investments)

278	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	277,942
54	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB-	53,743
90	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	89,572
313	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB-	313,503
735	Total Leisure Products						734,760

	Life Sciences Tools & Services – 3.1% (2.0% of Total Investments)

334	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	334,320
373	Curia Global, Inc., Term Loan	4.049%	3-Month LIBOR	3.750%	8/30/26	B	373,516
2,347	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	2,344,399
598	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	597,810
3,661	Parexel International Corporation, Term Loan, First Lien, (DD1)	4.000%	1-Month LIBOR	3.500%	11/15/28	B1	3,665,869
7,313	Total Life Sciences Tools & Services						7,315,914

	Machinery – 2.2% (1.4% of Total Investments)

1,350	Ali Group Srl, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	1,343,952
734	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	736,073
834	Gardner Denver, Inc., Term Loan B2	1.855%	1-Month LIBOR	1.750%	2/28/27	BB+	827,036
336	Standard Industries Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	336,657
1,262	Vertical US Newco Inc, Term Loan B, (DD1)	4.019%	6-Month LIBOR	3.500%	7/31/27	B+	1,264,684
737	Vertiv Group Corporation, Term Loan B	2.852%	1-Month LIBOR	2.750%	3/02/27	BB-	734,473
5,253	Total Machinery						5,242,875

	Marine – 0.4% (0.3% of Total Investments)

1,048	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	CCC+	962,235

	Media – 12.6% (7.9% of Total Investments)

119	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	119,291
160	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	6.500%	3-Month LIBOR	6.000%	12/20/29	CCC+	162,200
249	Cable One, Inc., Term Loan B4	2.105%	1-Month LIBOR	2.000%	5/03/28	BB+	248,066
2,670	Charter Communications Operating, LLC, Term Loan B2	1.860%	1-Month LIBOR	1.750%	2/01/27	BBB-	2,646,294
194	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	184,231
352	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	156,576
9	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.605%	1-Month LIBOR	3.500%	8/21/26	B1	8,404
3,318	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.799%	3-Month LIBOR	3.500%	8/21/26	B1	3,277,643
3,141	CSC Holdings, LLC, Term Loan	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	3,099,625
1,181	CSC Holdings, LLC, Term Loan B1	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	1,165,920
2,842	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	BB	2,819,318
223	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	223,974
765	Diamond Sports Group, LLC, Term Loan	3.360%	1-Month LIBOR	3.250%	8/24/26	Caa1	316,335
2,830	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	2,837,390
224	Dotdash Meredith Inc, Term Loan B	4.500%	3-Month LIBOR	4.000%	12/01/28	BB-	224,280
486	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	485,655
415	Gray Television, Inc., Term Loan B	2.606%	1-Month LIBOR	2.500%	2/07/24	BB+	414,170
4	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	4,500
2,248	iHeartCommunications, Inc., Term Loan	3.105%	1-Month LIBOR	3.000%	5/01/26	B+	2,239,315
1,632	Intelsat Jackson Holdings S.A., Term Loan, (5), (6)	3.600%	3-Month LIBOR	3.600%	7/13/22	N/R	1,636,250

Principal Amount (000)		Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

		Media (continued)

$12		Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	$11,699
239		LCPR Loan Financing LLC, Term Loan B	3.856%	3-Month LIBOR	3.750%	10/15/28	BB+	239,646
997		McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	996,458
928		Nexstar Broadcasting, Inc., Term Loan B3	2.355%	1-Month LIBOR	2.250%	1/17/24	BBB-	927,150
230		Radiate Holdco, LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/25/26	B1	229,892
453		Sinclair Television Group Inc., Term Loan B1	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	445,603
639		Springer Nature Deutschland GmbH, Term Loan B18	3.750%	1-Month LIBOR	3.000%	8/14/26	BB+	639,511
312		Virgin Media Bristol LLC, Term Loan N	2.606%	3-Month LIBOR	2.500%	1/31/28	BB+	309,679
535		WideOpenWest Finance LLC, Term Loan B	3.500%	3-Month LIBOR	3.000%	12/20/28	BB	536,923
3,079		Ziggo Financing Partnership, Term Loan I	2.606%	1-Month LIBOR	2.500%	4/30/28	BB	3,045,539
30,486		Total Media						29,651,537

		Multiline Retail – 0.6% (0.4% of Total Investments)

248		Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	247,595
1,127		Belk, Inc., Term Loan (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	826,715
341		EG America LLC, Term Loan	4.224%	3-Month LIBOR	4.000%	2/05/25	B-	341,239
1,716		Total Multiline Retail						1,415,549

		Office Electronics – 0.0% (0.0% of Total Investments)

121		Pitney Bowes Inc., Term Loan B	4.105%	1-Month LIBOR	4.000%	3/19/28	BBB-	121,436

		Oil, Gas & Consumable Fuels – 2.7% (1.7% of Total Investments)

643		BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	643,866
909		Buckeye Partners, L.P., Term Loan B	2.354%	1-Month LIBOR	2.250%	11/01/26	BBB-	905,769
180		DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	180,509
19		DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	19,610
1,556		Gulf Finance, LLC, Term Loan, (DD1)	6.840%	1-Month LIBOR	6.750%	8/25/26	B	1,461,005
1,334		QuarterNorth Energy Holding, Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	1,340,805
665		TransMontaigne Operating Company L.P., Term Loan B	4.000%	6-Month LIBOR	3.500%	11/05/28	BB	666,732
1,214		Traverse Midstream Partners LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,215,120
6,520		Total Oil, Gas & Consumable Fuels						6,433,416

		Paper & Forest Products – 1.0% (0.6% of Total Investments)

1,066		Asplundh Tree Expert, LLC, Term Loan B	1.855%	1-Month LIBOR	1.750%	9/04/27	BBB-	1,061,317
619		Charter NEX US, Inc. , Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	620,442
583		Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	584,359
2,268		Total Paper & Forest Products						2,266,118

		Personal Products – 1.3% (0.8% of Total Investments)

499		Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	499,284
73		Coty Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	4/05/25	B+	72,044
492		Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	490,062
—	(7)	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	304
2,534		Revlon Consumer Products Corporation, Term Loan B, (DD1), (8)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	1,992,946
3,598		Total Personal Products						3,054,640

		Pharmaceuticals – 5.8% (3.7% of Total Investments)

2,409		Bausch Health Companies Inc., Term Loan B	3.105%	1-Month LIBOR	3.000%	6/02/25	BB	2,392,968
1,291		Bausch Health Companies Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/27/25	BB	1,289,571
731		Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	732,628
464		Elanco Animal Health Incorporated, Term Loan B	1.852%	1-Month LIBOR	1.750%	8/01/27	BBB-	457,553
1,441		Endo Luxembourg Finance Company I S.a r.l., Term Loan, (DD1)	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	1,408,059
801		Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	803,360
3,234		Jazz Financing Lux S.a.r.l., Term Loan	3.605%	1-Month LIBOR	3.500%	5/05/28	BB+	3,239,021

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals (continued)

$1,386	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	6.000%	3-Month LIBOR	5.250%	9/24/24	D	$1,300,394
753	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	3-Month LIBOR	5.500%	2/24/25	D	706,906
1,446	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	1,447,154
13,956	Total Pharmaceuticals						13,777,614

	Professional Services – 2.3% (1.4% of Total Investments)

448	ASGN Incorporated, Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/02/25	BBB-	448,209
1,154	Ceridian HCM Holding Inc., Term Loan B	2.605%	1-Month LIBOR	2.500%	4/30/25	B+	1,141,646
490	Creative Artists Agency, LLC , Term Loan B	3.855%	1-Month LIBOR	3.750%	11/26/26	B	489,272
1,321	Dun & Bradstreet Corporation (The), Term Loan	3.358%	1-Month LIBOR	3.250%	2/08/26	BB+	1,317,498
725	EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	724,549
2	EAB Global, Inc., Term Loan	4.000%	1-Month LIBOR	3.500%	8/16/28	B2	1,816
602	Nielsen Finance LLC, Term Loan B4	2.104%	1-Month LIBOR	2.000%	10/04/23	BBB-	602,261
653	Trans Union, LLC, Term Loan B6	2.750%	1-Month LIBOR	2.250%	12/01/28	BBB-	651,479
5,395	Total Professional Services						5,376,730

	Road & Rail – 1.6% (1.0% of Total Investments)

1,002	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	998,301
231	Genesee & Wyoming Inc. (New), Term Loan	2.224%	3-Month LIBOR	2.000%	12/30/26	BB+	229,771
1,138	Hertz Corporation, (The), Term Loan B	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	1,139,148
215	Hertz Corporation, (The), Term Loan C	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	215,817
1,083	XPO Logistics, Inc., Term Loan B	1.852%	1-Month LIBOR	1.750%	2/23/25	Baa3	1,076,414
3,669	Total Road & Rail						3,659,451

	Semiconductors & Semiconductor Equipment – 2.4% (1.5% of Total Investments)

2,529	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	1,952,380
434	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	433,086
2,128	MKS Instruments Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	2,127,670
1,046	ON Semiconductor Corporation, Term Loan B	2.105%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,048,391
125	Synaptics Incorporated, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	125,094
6,262	Total Semiconductors & Semiconductor Equipment						5,686,621

	Software – 13.3% (8.3% of Total Investments)

658	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	659,995
382	Camelot U.S. Acquisition 1 Co., Term Loan B	3.105%	1-Month LIBOR	3.000%	10/31/26	B1	381,483
1,489	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,490,306
316	Dynatrace LLC, Term Loan, First Lien	2.355%	1-Month LIBOR	2.250%	8/23/25	BB+	315,707
2,309	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	2,306,212
1,774	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	1,770,074
235	Greenway Health, LLC, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	224,077
2,200	Informatica LLC, Term Loan B	2.875%	1-Month LIBOR	2.750%	10/14/28	BB-	2,196,150
432	iQor US, Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	391,046
786	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	787,136
1,212	McAfee, LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	9/29/24	B1	1,212,887
2,500	NortonLifeLock Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	2,490,625
684	Perforce Software, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	7/01/26	B2	680,949
997	Polaris Newco LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	998,747
1,281	Proofpoint, Inc., Term Loan, First Lien	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	1,276,196
833	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	830,135
2,371	Seattle SpinCo Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,365,374
3,590	Seattle Spinco, Inc., Term Loan B3	2.855%	1-Month LIBOR	2.750%	6/21/24	BB+	3,553,633
1,267	Sophia, L.P., Term Loan B	4.000%	3-Month LIBOR	3.500%	10/07/27	B	1,267,687
1,270	Sophia, L.P., Term Loan, First Lien	4.250%	3-Month LIBOR	3.500%	10/07/27	B	1,270,865
657	SS&C European Holdings Sarl, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/16/25	BB+	650,509
809	SS&C Technologies Inc., Term Loan B3	1.856%	1-Month LIBOR	1.750%	4/16/25	BB+	801,345
654	Tibco Software Inc., Term Loan B3	3.860%	1-Month LIBOR	3.750%	7/03/26	B+	653,614
923	Ultimate Software Group Inc (The), Term Loan	3.750%	3-Month LIBOR	3.250%	5/03/26	B1	921,671
489	Ultimate Software Group Inc (The), Term Loan B	3.855%	1-Month LIBOR	3.750%	5/03/26	B1	488,708
1,264	ZoomInfo LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	2/01/26	BB	1,265,159
31,382	Total Software						31,250,290

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Specialty Retail – 3.2% (2.0% of Total Investments)

$372	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	$373,351
770	Birkenstock GmbH & Co. KG, Term Loan B	3.750%	6-Month LIBOR	3.250%	4/28/28	BB-	769,891
828	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	819,907
208	LBM Acquisition LLC, Term Loan B2	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	207,189
104	LBM Acquisition LLC, Term Loan B2, (5)	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	103,855
3,980	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB-	3,979,383
998	Restoration Hardware, Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	10/15/28	BB	995,540
306	Staples, Inc., Term Loan	5.132%	3-Month LIBOR	5.000%	4/12/26	B	292,878
7,566	Total Specialty Retail						7,541,994

	Technology Hardware, Storage & Peripherals – 0.5% (0.3% of Total Investments)

489	NCR Corporation, Term Loan	2.800%	3-Month LIBOR	2.500%	8/28/26	BB+	484,645
744	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	745,253
1,233	Total Technology Hardware, Storage & Peripherals						1,229,898

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

408	CBI Buyer, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	1/06/28	B	402,638

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

232	Altice Financing SA, Term Loan, First Lien	2.989%	3-Month LIBOR	2.750%	1/31/26	B	229,178
746	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	747,183
978	Total Wireless Telecommunication Services						976,361
332,712	Total Variable Rate Senior Loan Interests (cost $327,291,103)						326,918,053

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 15.0% (9.4% of Total Investments)

	Airlines – 0.2% (0.1% of Total Investments)

$398	United Airlines Inc, 144A			4.625%	4/15/29	Ba1	$393,809

	Auto Components – 0.8% (0.5% of Total Investments)
1,105	Adient Global Holdings Ltd, 144A			4.875%	8/15/26	B	1,112,735
810	Adient US LLC, 144A			9.000%	4/15/25	BB-	858,357
1,915	Total Auto Components						1,971,092

	Chemicals – 0.2% (0.1% of Total Investments)

522	Rayonier AM Products Inc, 144A			7.625%	1/15/26	B+	535,050

	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)
170	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			5.750%	4/15/26	BB-	176,188
750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			3.375%	8/31/27	BB-	697,680
400	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			6.250%	1/15/28	B-	398,426
1,320	Total Commercial Services & Supplies						1,272,294

	Communications Equipment – 0.5% (0.3% of Total Investments)

750	CommScope Inc, 144A			8.250%	3/01/27	B3	733,785
400	CommScope Technologies LLC, 144A			5.000%	3/15/27	B3	356,212
1,150	Total Communications Equipment						1,089,997

	Diversified Telecommunication Services – 0.6% (0.4% of Total Investments)

1,041	Frontier Communications Holdings LLC, 144A			5.875%	10/15/27	BB+	1,071,918
340	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A			7.750%	8/15/28	BB	342,873
1,381	Total Diversified Telecommunication Services						1,414,791

	Electric Utilities – 0.0% (0.0% of Total Investments)

1,735	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)			6.850%	6/01/34	N/R	2,169

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Electronic Equipment, Instruments & Components – 0.2% (0.2% of Total Investments)

$600	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	$583,782

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

343	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	349,603

	Entertainment – 0.9% (0.6% of Total Investments)

810	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B-	855,562
1,290	AMC Entertainment Holdings Inc, 144A (cash 10.000%, PIK 12.000%)	10.000%	6/15/26	CCC-	1,202,809
2,100	Total Entertainment				2,058,371

	Equity Real Estate Investment Trust – 0.7% (0.5% of Total Investments)

1,620	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	1,687,230

	Gas Utilities – 0.2% (0.1% of Total Investments)

250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	243,675
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	217,970
500	Total Gas Utilities				461,645

	Health Care Providers & Services – 2.2% (1.4% of Total Investments)

770	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	801,528
150	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	159,000
65	HCA Inc	5.375%	2/01/25	Baa3	69,177
1,050	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	1,028,842
705	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	670,631
800	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	720,000
68	Tenet Healthcare Corp	4.625%	7/15/24	B+	68,271
500	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	520,886
90	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	92,089
1,100	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,103,597
5,298	Total Health Care Providers & Services				5,234,021

	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)

398	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	411,838

	Household Durables – 0.0% (0.0% of Total Investments)

115	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	107,525

	Media – 2.4% (1.5% of Total Investments)

500	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	518,125
1,285	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa1	594,313
1,775	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	464,828
1,190	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	1,249,500
2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,667
574	iHeartCommunications Inc	8.375%	5/01/27	CCC+	599,979
1,380	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,402,080
245	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	1,225
192	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	182,880
635	Univision Communications Inc, 144A	9.500%	5/01/25	B	673,100
7,778	Total Media				5,688,697

	Metals & Mining – 0.2% (0.1% of Total Investments)

485	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	515,313

	Oil, Gas & Consumable Fuels – 3.3% (2.1% of Total Investments)

352	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	350,240
900	Callon Petroleum Co	6.125%	10/01/24	B	900,000
1,715	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,712,753
595	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	599,462
325	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB-	349,278
500	Laredo Petroleum Inc	9.500%	1/15/25	B	510,000
350	Matador Resources Co	5.875%	9/15/26	BB-	354,820
1,417	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,439,672
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	218,240
525	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	512,819

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)
$1,125	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B	$790,312
8,054	Total Oil, Gas & Consumable Fuels				7,737,596

	Pharmaceuticals – 0.5% (0.3% of Total Investments)

799	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	Caa2	789,172
340	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	230,200
134	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	134,838
1,273	Total Pharmaceuticals				1,154,210

	Software – 1.1% (0.7% of Total Investments)

2,525	Avaya Inc, 144A	6.125%	9/15/28	BB	2,581,812

	Specialty Retail – 0.1% (0.0% of Total Investments)

125	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	134,091
39,635	Total Corporate Bonds (cost $35,986,605)				35,384,936

Shares	Description (1)				Value

	COMMON STOCKS – 3.6% (2.3% of Total Investments)

	Banks – 0.0% (0.0% of Total Investments)

15,167	iQor US Inc, (9), (10)				$113,753

	Communications Equipment – 0.1% (0.0% of Total Investments)

9,071	Windstream Services PE LLC, (9), (10)				158,743

	Construction & Engineering – 0.0% (0.0% of Total Investments)

1,797	TNT Crane & Rigging Inc, (9), (10)				3,145
1,013	TNT Crane & Rigging Inc, (9), (10)				16,461
	Total Construction & Engineering				19,606

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

12,578	Cengage Learning Holdings II Inc, (9), (10)				207,537

	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)

8,135	Windstream Services PE LLC, (9), (10)				148,464

	Electric Utilities – 0.8% (0.5% of Total Investments)

37,457	Energy Harbor Corp, (9), (10), (11)				1,821,347

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

40,007	Transocean Ltd, (10)				126,022
5,623	Vantage Drilling International, (9), (10)				42,173
	Total Energy Equipment & Services				168,195

	Entertainment – 0.3% (0.2% of Total Investments)

6,268	Metro-Goldwyn-Mayer Inc, (9), (10)				798,386

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

35,750	Millennium Health LLC, (8), (10)				18,697
33,563	Millennium Health LLC, (8), (10)				14,197
	Total Health Care Providers & Services				32,894

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

55,426	24 Hour Fitness Worldwide Inc, (9)				103,924
116,526	24 Hour Fitness Worldwide Inc, (9), (10)				116,526
	Total Hotels, Restaurants & Leisure				220,450

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

5,388	Catalina Marketing Corp, (9), (10)				12,123

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Shares	Description (1)			Value

	Marine – 0.0% (0.0% of Total Investments)

430	ACBL HLDG CORP, (9), (10)			$10,750

	Media – 0.0% (0.0% of Total Investments)

4	Cumulus Media Inc, (10)			41
775,233	Hibu plc, (9), (10)			3,876
14,825	Tribune Co, (9), (10)			148
	Total Media			4,065

	Multiline Retail – 0.0% (0.0% of Total Investments)

148	Belk Inc, (9), (10)			2,121

	Oil, Gas & Consumable Fuels – 1.9% (1.2% of Total Investments)

4,261	California Resources Corp			181,604
33,080	Fieldwood Energy LLC, (9), (10)			3,412,764
12,452	Whiting Petroleum Corp, (10)			924,561
	Total Oil, Gas & Consumable Fuels			4,518,929

	Professional Services – 0.1% (0.1% of Total Investments)

48,296	Skillsoft Corp, (10)			358,356
	Total Common Stocks (cost $13,519,689)			8,595,719

Shares	Description (1)			Value

	WARRANTS – 0.8% (0.5% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

11,806	Avaya Holdings Corp, (9)			$26,682

	Marine – 0.1% (0.0% of Total Investments)

452	ACBL HLDG CORP, (9)			11,300
1,682	ACBL HLDG CORP, (9)			42,470
1,279	ACBL HLDG CORP, (9)			34,533
10,092	American Commercial Barge Line LLC, (9)			2,523
	Total Marine			90,826

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

7,674	American Commercial Barge Line LLC, (9)			2,686

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

188	California Resources Corp			2,820
14,599	Fieldwood Energy LLC, (9)			1,506,135
11,748	Fieldwood Energy LLC, (9)			95,359
22,626	Fieldwood Energy LLC, (9)			119,171
	Total Oil, Gas & Consumable Fuels			1,723,485

	Entertainment – 0.0% (0.0% of Total Investments)

102,295	Cineworld Warrant, (9)			15,651
	Total Warrants (cost $1,429,158)			1,859,330

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

8,660	Riverbed Technology, Inc., (9), (10)	0.000%	N/R	$146,354

	Marine – 0.0% (0.0% of Total Investments)

1,600	ACBL HLDG CORP, (9), (10)	0.000%	N/R	40,400
1,821	ACBL HLDG CORP, (9), (10)	0.000%	N/R	49,167
	Total Marine			89,567
	Total Convertible Preferred Securities (cost $247,326)			235,921
	Total Long-Term Investments (cost $378,473,881)			372,993,959

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 0.7% (0.4% of Total Investments)

	INVESTMENT COMPANIES – 0.7% (0.4% of Total Investments)

1,638,927	BlackRock Liquidity Funds T-Fund Portfolio	0.005%(12)	$1,638,927
	Total Short-Term Investments (cost $1,638,927)		1,638,927
	Total Investments (cost $380,112,808) – 159.1%		374,632,886
	Borrowings – (40.1)% (13), (14)		(94,300,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (16.8)% (15)		(39,592,273)
	Other Assets Less Liabilities – (2.2)%		(5,297,663)
	Net Assets Applicable to Common Shares – 100%		$235,442,950

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass Through Trust.

(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 25.2%.

(14)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.6%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

JFR	Nuveen Floating Rate Income Fund Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 160.4% (98.6% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 139.6% (85.8% of Total Investments) (2)

	Aerospace & Defense – 1.2% (0.7% of Total Investments)

$1,828	Maxar Technologies Ltd., Term Loan B	2.860%	1-Month LIBOR	2.750%	10/05/24	B	$1,815,304
1,444	TransDigm, Inc., Term Loan E	2.355%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,431,225
1,730	TransDigm, Inc., Term Loan F	2.355%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,714,585
2,200	TransDigm, Inc., Term Loan G	2.355%	1-Month LIBOR	2.250%	8/22/24	Ba3	2,184,743
7,202	Total Aerospace & Defense						7,145,857

	Airlines – 2.0% (1.2% of Total Investments)

2,304	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	2,395,023
419	American Airlines, Inc., Term Loan	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	415,133
1,542	American Airlines, Inc., Term Loan, First Lien	1.855%	1-Month LIBOR	1.750%	1/29/27	Ba3	1,491,509
1,705	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,668,288
2,675	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,828,986
2,977	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	2,985,763
11,622	Total Airlines						11,784,702

	Auto Components – 1.5% (0.9% of Total Investments)

821	Adient US LLC, Term Loan B	3.605%	1-Month LIBOR	3.500%	4/08/28	BB-	822,456
2,958	Clarios Global LP, Term Loan B	3.355%	1-Month LIBOR	3.250%	4/30/26	B1	2,948,613
141	DexKo Global Inc., Term Loan, (5)	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	140,830
739	DexKo Global Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	739,355
510	Driven Holdings, LLC, Term Loan B	3.517%	3-Month LIBOR	3.000%	12/17/28	B2	509,363
1,733	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	1,731,954
1,796	Superior Industries International, Inc., Term Loan, First Lien	4.105%	1-Month LIBOR	4.000%	5/23/24	Ba3	1,797,428
8,698	Total Auto Components						8,689,999

	Automobiles – 0.2% (0.1% of Total Investments)

1,031	Wand NewCo 3, Inc., Term Loan	3.175%	3-Month LIBOR	3.000%	2/05/26	B2	1,017,200

	Banks – 0.1% (0.0% of Total Investments)

313	iQor US, Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	B1	317,830

	Beverages – 1.3% (0.8% of Total Investments)

1,545	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	1,542,794
2,127	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	2,127,273
1,177	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B1	1,128,497
2,967	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	2,949,188
7,816	Total Beverages						7,747,752

	Biotechnology – 0.6% (0.4% of Total Investments)

3,511	Grifols Worldwide Operations USA, Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	11/15/27	BB+	3,472,988

	Building Products – 2.5% (1.5% of Total Investments)

700	Anticimex International AB, Term Loan B1	4.000%	3-Month LIBOR	3.500%	11/16/28	B	700,984
4,312	Chamberlain Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.500%	10/22/28	B+	4,309,305
2,272	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	2,271,002
750	Griffon Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	750,311
1,418	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	1,411,567
3,210	Quikrete Holdings, Inc., Term Loan, First Lien	2.605%	1-Month LIBOR	2.500%	1/31/27	BB-	3,185,919
202	Resideo Funding Inc., Term Loan	2.750%	2-Month LIBOR	2.250%	2/12/28	BBB-	202,104
203	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	202,104
1,064	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	1,061,629
535	SRS Distribution Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	535,671
14,666	Total Building Products						14,630,596

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Capital Markets – 2.0% (1.3% of Total Investments)

$4,475	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	$4,433,047
28	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	6-Month LIBOR	4.750%	2/09/26	B	27,725
680	RPI Intermediate Finance Trust, Term Loan B1	1.855%	1-Month LIBOR	1.750%	2/11/27	BBB-	680,298
5,399	Sequa Mezzanine Holdings L.L.C., Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	5,446,288
1,495	Sequa Mezzanine Holdings L.L.C., Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	1,494,691
12,077	Total Capital Markets						12,082,049

	Chemicals – 1.2% (0.8% of Total Investments)

805	ASP Unifrax Holdings Inc, Term Loan B	3.974%	3-Month LIBOR	3.750%	12/14/25	BB	798,512
2,082	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	2,080,954
1,635	Diamond (BC) B.V., Term Loan B	3.500%	1-Month LIBOR	3.000%	9/29/28	Ba3	1,633,185
1,293	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	1,292,491
1,169	Ineos US Finance LLC, Term Loan B	2.105%	1-Month LIBOR	2.000%	3/31/24	BBB-	1,163,830
250	KRATON Polymers US LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	251,250
7,234	Total Chemicals						7,220,222

	Commercial Services & Supplies – 5.4% (3.3% of Total Investments)

992	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	995,190
810	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	794,992
1,325	Clean Harbors Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	10/08/28	BBB-	1,326,491
1,391	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	1,392,272
104	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	104,290
10,213	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	10,195,604
1,058	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	BB+	1,062,160
2,368	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	2,372,904
997	Herman Miller, Inc, Term Loan B	2.076%	1-Week LIBOR	2.000%	7/19/28	BBB-	995,505
411	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	406,170
995	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	992,826
1,008	PAE Holding Corporation, Term Loan B	5.250%	1-Month LIBOR	4.500%	10/19/27	B	1,010,048
671	Prime Security Services Borrower, LLC, Term Loan	3.212%	3-Month LIBOR	2.750%	9/23/26	BB-	669,668
1,179	Prime Security Services Borrower, LLC, Term Loan	3.500%	6-Month LIBOR	2.750%	9/23/26	BB-	1,177,315
180	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	180,206
1,489	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	1,490,187
4,275	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B-	4,399,789
833	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	776,410
1,452	WEX Inc., Term Loan	2.355%	1-Month LIBOR	2.250%	4/01/28	Ba2	1,444,904
31,751	Total Commercial Services & Supplies						31,786,931

	Communications Equipment – 2.6% (1.6% of Total Investments)

1,980	CommScope, Inc., Term Loan B	3.355%	1-Month LIBOR	3.250%	4/04/26	Ba3	1,948,871
992	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B	990,544
3,148	MLN US HoldCo LLC, Term Loan, First Lien	4.602%	1-Month LIBOR	4.500%	11/30/25	B3	3,093,527
2,012	Plantronics Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,981,868
2,435	Riverbed Technology, Inc., Term Loan	7.000%	3-Month LIBOR	6.000%	12/07/26	N/R	2,379,644
4,679	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	4,682,476
15,246	Total Communications Equipment						15,076,930

	Construction & Engineering – 1.4% (0.9% of Total Investments)

746	AECOM, Term Loan B	1.855%	1-Month LIBOR	1.750%	4/13/28	BBB-	748,116
1,167	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	1,173,400
2,097	Brown Group Holding, LLC, Term Loan B	3.000%	3-Month LIBOR	2.500%	4/22/28	B+	2,088,651
1,463	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	1,464,545
622	FrontDoor Inc, Term Loan B	2.355%	1-Month LIBOR	2.250%	6/17/28	Ba2	620,613
998	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/22/28	B	993,605

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Construction & Engineering (continued)

$540	Pike Corporation, Term Loan B	3.110%	1-Month LIBOR	3.000%	1/21/28	Ba3	$539,564
680	ZURN LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	680,265
8,313	Total Construction & Engineering						8,308,759

	Consumer Finance – 0.5% (0.3% of Total Investments)

2,800	FleetCor Technologies Operating Co LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,779,350

	Containers & Packaging – 1.9% (1.2% of Total Investments)

2,641	Berry Global, Inc., Term Loan Z	1.854%	1-Month LIBOR	1.750%	7/01/26	BBB-	2,612,781
1,107	Grinding Media Inc., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/12/28	B	1,109,999
1,664	Reynolds Consumer Products LLC, Term Loan	1.855%	1-Month LIBOR	1.750%	2/04/27	BBB-	1,654,315
1,446	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	1,445,703
1,331	Reynolds Group Holdings Inc. , Term Loan B2	3.355%	1-Month LIBOR	3.250%	2/05/26	B+	1,323,158
3,202	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	3,187,137
11,391	Total Containers & Packaging						11,333,093

	Distributors – 0.6% (0.4% of Total Investments)

2,271	Core & Main LP, Term Loan B	2.608%	1-Month LIBOR	2.500%	6/10/28	Ba3	2,262,425
1,475	Univar Solutions USA Inc., Term Loan B6	2.105%	1-Month LIBOR	2.000%	6/03/28	BBB-	1,470,873
3,746	Total Distributors						3,733,298

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

3,671	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	3,687,686

	Diversified Financial Services – 1.7% (1.0% of Total Investments)

412	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	413,098
123	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	122,727
537	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	542,504
2,305	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	465,347
4,037	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/30/28	BB+	4,006,972
836	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	836,984
658	Lions Gate Capital Holdings LLC, Term Loan B	2.354%	1-Month LIBOR	2.250%	3/24/25	Ba2	655,569
2,995	Verscend Holding Corp., Term Loan B	4.105%	1-Month LIBOR	4.000%	8/27/25	BB-	2,998,335
11,903	Total Diversified Financial Services						10,041,536

	Diversified Telecommunication Services – 3.6% (2.2% of Total Investments)

1,769	Altice France S.A., Term Loan B12	3.927%	3-Month LIBOR	3.688%	1/31/26	B	1,763,117
5,866	Altice France S.A., Term Loan B13	4.106%	2-Month LIBOR	4.000%	8/14/26	B	5,855,235
6,533	CenturyLink, Inc., Term Loan B	2.355%	1-Month LIBOR	2.250%	3/15/27	BBB-	6,436,279
1,110	Cincinnati Bell, Inc., Term Loan B2	3.750%	3-Month LIBOR	3.250%	11/23/28	B+	1,111,943
1,531	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	1,532,516
3,986	Frontier Communications Corp., Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	3,986,429
2	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	1,590
744	Intelsat Jackson Holdings, S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	744,073
21,541	Total Diversified Telecommunication Services						21,431,182

	Electric Utilities – 0.6% (0.4% of Total Investments)

1,222	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	1,222,921
985	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	967,762
1,259	Vistra Operations Company LLC, Term Loan B3, First Lien	1.855%	1-Month LIBOR	1.750%	12/31/25	BBB-	1,247,330
3,466	Total Electric Utilities						3,438,013

	Electrical Equipment – 1.5% (0.9% of Total Investments)

4,328	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	4,291,173
1,782	Energizer Holdings, Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	12/22/27	Ba1	1,781,162
2,786	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	2,786,585
8,896	Total Electrical Equipment						8,858,920

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electronic Equipment, Instruments & Components – 0.8% (0.5% of Total Investments)

$2,625	II-VI Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$2,625,827
1,863	TTM Technologies, Inc., Term Loan	2.602%	1-Month LIBOR	2.500%	9/28/24	BB+	1,864,537
4,488	Total Electronic Equipment, Instruments & Components						4,490,364

	Energy Equipment & Services – 0.4% (0.2% of Total Investments)

1,425	Freeport LNG Investments, LLLP, Term Loan B	4.000%	3-Month LIBOR	3.500%	12/21/28	B+	1,420,932
939	Petroleum Geo-Services ASA, Term Loan	7.724%	3-Month LIBOR	7.500%	3/19/24	N/R	786,587
2,364	Total Energy Equipment & Services						2,207,519

	Entertainment – 2.6% (1.6% of Total Investments)

683	AMC Entertainment Holdings, Inc. , Term Loan B	3.104%	1-Month LIBOR	3.000%	4/22/26	B-	609,739
5,124	Crown Finance US, Inc., Term Loan, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	3,911,534
678	Crown Finance US, Inc., Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	507,548
430	Crown Finance US, Inc., Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	457,433
1,935	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.610%	1-Month LIBOR	2.500%	7/03/25	BB-	1,935,813
1,250	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	1,252,344
1,292	NASCAR Holdings, Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	10/18/26	BB+	1,290,174
2,830	Virgin Media Bristol LLC, Term Loan Q	3.356%	3-Month LIBOR	3.250%	1/31/29	BB+	2,829,561
2,671	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.860%	1-Month LIBOR	2.750%	5/16/25	B	2,630,160
16,893	Total Entertainment						15,424,306

	Equity Real Estate Investment Trust – 0.1% (0.0% of Total Investments)

480	Installed Building Products, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	12/14/28	BB+	481,102

	Food & Staples Retailing – 0.7% (0.4% of Total Investments)

461	BJ’s Wholesale Club, Inc., Term Loan, First Lien	2.113%	1-Month LIBOR	2.000%	2/03/24	BB+	462,051
1,165	CHG PPC Parent LLC, Term Loan	3.500%	3-Month LIBOR	3.000%	12/08/28	B1	1,164,517
1,015	H Food Holdings LLC, Term Loan B	3.793%	1-Month LIBOR	3.688%	5/31/25	B2	1,009,448
59	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	59,196
1,530	US Foods, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/22/28	BB	1,528,929
4,230	Total Food & Staples Retailing						4,224,141

	Food Products – 0.8% (0.5% of Total Investments)

1,081	American Seafoods Group LLC, Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	1,078,990
1,147	Froneri International Ltd., Term Loan	2.355%	1-Month LIBOR	2.250%	1/31/27	B+	1,134,288
1,400	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,398,544
1,093	UTZ Quality Foods, LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	1/20/28	B1	1,091,111
4,721	Total Food Products						4,702,933

	Health Care Equipment & Supplies – 2.7% (1.7% of Total Investments)

2,697	Carestream Health, Inc., Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	2,707,229
746	Insulet Corporation, Term Loan B	3.750%	1-Month LIBOR	3.250%	5/04/28	Ba3	747,649
9,600	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	9,570,768
1,984	Viant Medical Holdings, Inc., Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	7/02/25	B3	1,893,801
1,407	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	1,103,714
16,434	Total Health Care Equipment & Supplies						16,023,161

	Health Care Providers & Services – 8.6% (5.3% of Total Investments)

1,445	ADMI Corp., Term Loan B2	3.875%	1-Month LIBOR	3.375%	12/23/27	B	1,437,288
2,992	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	3,001,388
913	BW NHHC Holdco, Inc., Term Loan, First Lien	5.160%	3-Month LIBOR	5.000%	5/15/25	Caa1	777,526
763	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	764,854
670	DaVita, Inc. , Term Loan B	1.855%	1-Month LIBOR	1.750%	8/12/26	BBB-	665,841
2,804	Envision Healthcare Corporation, Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	10/10/25	CCC+	2,182,083
2,092	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	2,088,444
399	Global Medical Response, Inc., Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	398,971
3,465	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.250%	10/02/25	B	3,469,348

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$1,065	ICU Medical Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$1,068,994
432	MED ParentCo LP, Term Loan, First Lien	4.355%	1-Month LIBOR	4.250%	8/31/26	B2	432,700
160	Medical Solutions Holdings, Inc., Term Loan, (5)	3.500%	3-Month LIBOR	3.500%	11/01/28	B1	159,975
840	Medical Solutions Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.500%	11/01/28	B1	839,870
753	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B	746,104
843	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B	834,580
92	National Mentor Holdings, Inc., Term Loan, (5)	3.750%	3-Month LIBOR	3.750%	3/02/28	B	90,716
25	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B	24,334
1,960	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,969,951
2,276	Phoenix Guarantor Inc, Term Loan B	3.355%	1-Month LIBOR	3.250%	3/05/26	B1	2,266,143
1,985	Phoenix Guarantor Inc, Term Loan B3	3.604%	1-Month LIBOR	3.500%	3/05/26	B1	1,980,941
234	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	225,140
8,640	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	11/16/25	B1	8,630,461
4,043	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	4,027,458
7,911	Surgery Center Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	7,913,929
3,577	Team Health Holdings, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	2/06/24	B	3,463,367
800	US Radiology Specialists Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	800,832
800	US Radiology Specialists, Inc., Term Loan	5.750%	3-Month LIBOR	5.250%	12/10/27	B-	800,832
51,979	Total Health Care Providers & Services						51,062,070

	Health Care Technology – 2.5% (1.5% of Total Investments)

2,747	Carestream Health, Inc., Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	8.000%	3-Month LIBOR	8.000%	8/05/23	CCC+	2,689,044
6,923	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	6,922,868
2,401	Zelis Healthcare Corporation, Term Loan	3.602%	1-Month LIBOR	3.500%	9/30/26	B	2,395,866
380	Zelis Healthcare Corporation, Term Loan, (5)	0.000%	N/A	N/A	9/30/26	B	377,862
2,085	Zelis Healthcare Corporation, Term Loan B	3.602%	1-Month LIBOR	3.500%	9/30/26	B	2,073,009
14,536	Total Health Care Technology						14,458,649

	Hotels, Restaurants & Leisure – 18.6% (11.4% of Total Investments)

599	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 0.220%, PIK 5.000%)	5.220%	3-Month LIBOR	5.000%	12/29/25	B3	443,352
241	24 Hour Fitness Worldwide, Inc., Exit Term Loan	0.000%	N/A	N/A	9/29/26	N/R	238,160
2,023	Alterra Mountain Company, Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	2,023,451
2,186	Alterra Mountain Company, Term Loan B1	2.855%	1-Month LIBOR	2.750%	7/31/24	B	2,180,529
931	Aramark Services, Inc., Term Loan B3	1.855%	1-Month LIBOR	1.750%	3/11/25	BB+	920,356
23,152	B.C. Unlimited Liability Company, Term Loan B4	1.855%	1-Month LIBOR	1.750%	11/19/26	BB+	22,864,430
1,371	Boyd Gaming Corporation, Term Loan B3	2.354%	1-Month LIBOR	2.250%	9/15/23	BB	1,372,559
10,288	Caesars Resort Collection, LLC, Term Loan B, First Lien	2.855%	1-Month LIBOR	2.750%	12/22/24	B+	10,245,124
1,481	Caesars Resort Collection, LLC, Term Loan B1	3.605%	1-Month LIBOR	3.500%	7/20/25	B+	1,482,176
1,386	Carnival Corporation, Term Loan B	3.750%	3-Month LIBOR	3.000%	6/30/25	Ba2	1,377,123
1,700	Carnival Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/18/28	Ba2	1,687,956
1,821	Churchill Downs Incorporated, Term Loan B1	2.110%	1-Month LIBOR	2.000%	3/17/28	BBB-	1,814,571
5,882	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	5,673,350
768	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	8.250%	3-Month LIBOR	8.250%	5/23/24	B-	908,421
4,625	Equinox Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	4,415,510
950	Four Seasons Hotels Limited, Term Loan, First Lien	2.105%	1-Month LIBOR	2.000%	11/30/23	BB+	948,162
9,232	Golden Nugget LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	9,272,248
4,975	Golden Nugget, LLC, Term Loan B	3.250%	2-Month LIBOR	2.500%	10/04/23	B	4,996,916
2,743	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	2,740,848
7,038	Hilton Worldwide Finance, LLC, Term Loan B2	1.858%	1-Month LIBOR	1.750%	6/21/26	BBB-	6,986,290
1,577	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	1,595,113
809	PCI Gaming Authority, Term Loan	2.605%	1-Month LIBOR	2.500%	5/31/26	BBB-	806,397
7,687	Scientific Games International, Inc., Term Loan B5	2.855%	1-Month LIBOR	2.750%	8/14/24	B+	7,672,659
2,868	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	2,870,365
7,067	Stars Group Holdings B.V. (The), Term Loan	2.474%	3-Month LIBOR	2.250%	7/10/25	BBB	7,057,267
2,897	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	2,877,882
2,250	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	6-Month LIBOR	3.250%	10/01/28	BB+	2,251,091
1,935	Wyndham Hotels & Resorts, Inc., Term Loan B	1.855%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,919,878
110,482	Total Hotels, Restaurants & Leisure						109,642,184

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables – 1.1% (0.7% of Total Investments)

$278	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	$278,872
2,222	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	4.500%	1-Month LIBOR	4.000%	7/30/28	B	2,230,978
1,212	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	Caa1	1,211,172
99	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	99,723
1,918	Serta Simmons Bedding, LLC, Term Loan, (DD1), (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	1,838,658
776	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	777,161
23	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	23,531
6,528	Total Household Durables						6,460,095

	Household Products – 0.4% (0.3% of Total Investments)

1,090	Illuminate Merger Sub Corp., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	1,084,059
1,489	Spectrum Brands, Inc., Term Loan	2.500%	1-Month LIBOR	2.000%	3/03/28	BBB-	1,488,058
2,579	Total Household Products						2,572,117

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

1,226	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	1,226,536

	Insurance – 4.5% (2.7% of Total Investments)

4,940	Acrisure, LLC, Term Loan B	3.724%	3-Month LIBOR	3.500%	2/15/27	B	4,887,554
4,033	Alliant Holdings Intermediate, LLC, Term Loan B	3.355%	1-Month LIBOR	3.250%	5/10/25	B	4,004,101
748	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	748,185
3,869	Asurion LLC, Term Loan B4, Second Lien, (DD1)	5.355%	1-Month LIBOR	5.250%	1/15/29	B	3,878,692
1,384	Asurion LLC, Term Loan B6	3.230%	1-Month LIBOR	3.125%	11/03/23	Ba3	1,381,816
5,663	Asurion LLC, Term Loan B8	3.355%	1-Month LIBOR	3.250%	12/23/26	Ba3	5,629,087
997	Broadstreet Partners, Inc., Term Loan B2	3.750%	1-Month LIBOR	3.250%	1/27/27	B1	991,889
3,251	Hub International Limited, Term Loan B	3.017%	3-Month LIBOR	2.750%	4/25/25	B	3,218,817
904	Hub International Limited, Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.250%	4/25/25	B	903,533
691	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	691,392
26,480	Total Insurance						26,335,066

	Interactive Media & Services – 1.9% (1.2% of Total Investments)

2,054	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	2,043,434
724	Mission Broadcasting, Inc., Term Loan B	2.602%	1-Month LIBOR	2.500%	6/03/28	BBB-	722,698
6,849	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	6,792,803
1,940	WeddingWire, Inc., Term Loan, First Lien	4.605%	1-Month LIBOR	4.500%	12/21/25	B+	1,944,035
11,567	Total Interactive Media & Services						11,502,970

	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)

2,481	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.500%	11/08/27	B	2,484,550

	Internet Software & Services – 1.9% (1.2% of Total Investments)

3,620	Banff Merger Sub Inc, Term Loan	3.974%	3-Month LIBOR	3.750%	10/02/25	B2	3,612,157
4,083	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	4,088,746
556	Uber Technologies, Inc., Term Loan B	3.605%	1-Month LIBOR	3.500%	2/25/27	B+	556,347
2,891	Uber Technologies, Inc., Term Loan B, First Lien	3.605%	1-Month LIBOR	3.500%	4/04/25	B+	2,891,702
11,150	Total Internet Software & Services						11,148,952

	IT Services – 4.4% (2.7% of Total Investments)

1,967	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	1,967,735
665	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	663,234
619	DTI Holdco, Inc., Term Loan B	5.750%	1-Month LIBOR	4.750%	9/30/23	CCC+	615,768
5,312	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	4,992,022
1,277	KBR, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,281,241
1,995	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	1,991,259
496	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	495,593
4,514	Sabre GLBL Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	2/22/24	Ba3	4,457,594
803	Science Applications International Corporation, Term Loan B	1.980%	1-Month LIBOR	1.875%	10/31/25	BB+	804,059
4,024	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	4,018,635
1,214	Syniverse Holdings, Inc., Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,212,865

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$2,103	Tempo Acquisition LLC, Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	$2,110,182
1,496	Vision Solutions, Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	5/28/28	B2	1,495,315
26,485	Total IT Services						26,105,502

	Leisure Products – 0.3% (0.2% of Total Investments)

676	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	675,002
796	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB-	795,454
136	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB-	136,364
227	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	227,273
1,835	Total Leisure Products						1,834,093

	Life Sciences Tools & Services – 3.3% (2.0% of Total Investments)

933	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	933,101
933	Curia Global, Inc., Term Loan	4.049%	3-Month LIBOR	3.750%	8/30/26	B	933,789
6,325	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	6,319,554
1,589	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	1,587,426
9,586	Parexel International Corporation, Term Loan, First Lien, (DD1)	4.000%	1-Month LIBOR	3.500%	11/15/28	B1	9,598,750
19,366	Total Life Sciences Tools & Services						19,372,620

	Machinery – 2.1% (1.3% of Total Investments)

4,200	Ali Group Srl, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	4,181,184
1,469	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,472,145
2,009	Gardner Denver, Inc., Term Loan B2	1.855%	1-Month LIBOR	1.750%	2/28/27	BB+	1,993,099
924	Standard Industries Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	925,806
2,390	Vertical US Newco Inc, Term Loan B, (DD1)	4.019%	6-Month LIBOR	3.500%	7/31/27	B+	2,395,335
1,474	Vertiv Group Corporation, Term Loan B	2.852%	1-Month LIBOR	2.750%	3/02/27	BB-	1,468,947
12,466	Total Machinery						12,436,516

	Marine – 0.5% (0.3% of Total Investments)
3,166	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	CCC+	2,907,043

	Media – 14.2% (8.7% of Total Investments)
279	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	278,545
1,777	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,775,728
400	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	6.500%	3-Month LIBOR	6.000%	12/20/29	CCC+	405,500
1,493	Cable One, Inc., Term Loan B4	2.105%	1-Month LIBOR	2.000%	5/03/28	BB+	1,488,396
4,820	Charter Communications Operating, LLC, Term Loan B2	1.860%	1-Month LIBOR	1.750%	2/01/27	BBB-	4,777,406
664	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	631,466
1,206	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	536,677
11,531	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.799%	3-Month LIBOR	3.500%	8/21/26	B1	11,389,457
30	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.605%	1-Month LIBOR	3.500%	8/21/26	B1	29,204
6,801	CSC Holdings, LLC, Term Loan	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	6,710,408
3,398	CSC Holdings, LLC, Term Loan B1	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	3,355,997
6,514	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	BB	6,462,066
522	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	525,603
1,401	Diamond Sports Group, LLC, Term Loan	3.360%	1-Month LIBOR	3.250%	8/24/26	Caa1	579,332
7,090	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	7,108,666
2,367	Dotdash Meredith Inc, Term Loan B	4.500%	3-Month LIBOR	4.000%	12/01/28	BB-	2,369,959
973	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	971,309
830	Gray Television, Inc., Term Loan B	2.606%	1-Month LIBOR	2.500%	2/07/24	BB+	828,340
850	Gray Television, Inc., Term Loan C	2.606%	1-Month LIBOR	2.500%	1/02/26	BB+	847,043
9	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	9,000
6,122	iHeartCommunications, Inc., Term Loan	3.105%	1-Month LIBOR	3.000%	5/01/26	B+	6,098,782
3,680	Intelsat Jackson Holdings S.A., Term Loan, (5), (6)	3.600%	3-Month LIBOR	3.600%	7/13/22	N/R	3,690,128

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$29	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	$29,240
597	LCPR Loan Financing LLC, Term Loan B	3.856%	3-Month LIBOR	3.750%	10/15/28	BB+	599,115
2,394	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	2,391,498
2,311	Nexstar Broadcasting, Inc., Term Loan B3	2.355%	1-Month LIBOR	2.250%	1/17/24	BBB-	2,309,130
1,294	Nexstar Broadcasting, Inc., Term Loan B4	2.602%	1-Month LIBOR	2.500%	9/19/26	BBB-	1,291,692
585	Radiate Holdco, LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/25/26	B1	584,725
413	Red Ventures, LLC, Term Loan B2	2.605%	1-Month LIBOR	2.500%	11/08/24	BB+	410,391
2,696	Sinclair Television Group Inc., Term Loan B1	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	2,652,342
1,222	Sinclair Television Group Inc., Term Loan B2B	2.610%	1-Month LIBOR	2.500%	9/30/26	Ba2	1,191,139
1,144	Springer Nature Deutschland GmbH, Term Loan B18	3.750%	1-Month LIBOR	3.000%	8/14/26	BB+	1,144,833
1,785	Virgin Media Bristol LLC, Term Loan N	2.606%	3-Month LIBOR	2.500%	1/31/28	BB+	1,771,720
1,430	WideOpenWest Finance LLC, Term Loan B	3.500%	3-Month LIBOR	3.000%	12/20/28	BB	1,435,141
7,474	Ziggo Financing Partnership, Term Loan I	2.606%	1-Month LIBOR	2.500%	4/30/28	BB	7,392,072
86,131	Total Media						84,072,050

	Multiline Retail – 0.5% (0.3% of Total Investments)

459	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	458,765
2,087	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	1,531,805
757	EG America LLC, Term Loan	4.224%	3-Month LIBOR	4.000%	2/05/25	B-	756,009
3,303	Total Multiline Retail						2,746,579

	Office Electronics – 0.0% (0.0% of Total Investments)

248	Pitney Bowes Inc., Term Loan B	4.105%	1-Month LIBOR	4.000%	3/19/28	BBB-	248,315

	Oil, Gas & Consumable Fuels – 2.4% (1.5% of Total Investments)

858	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	858,488
3,046	Buckeye Partners, L.P., Term Loan B	2.354%	1-Month LIBOR	2.250%	11/01/26	BBB-	3,036,799
493	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	496,401
54	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	53,927
3,364	Gulf Finance, LLC, Term Loan, (DD1)	6.250%	1-Month LIBOR	5.250%	8/25/23	B	3,158,068
3,258	QuarterNorth Energy Holding, Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	3,275,502
1,835	TransMontaigne Operating Company L.P., Term Loan B	4.000%	6-Month LIBOR	3.500%	11/05/28	BB	1,839,780
1,608	Traverse Midstream Partners LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,608,388
14,516	Total Oil, Gas & Consumable Fuels						14,327,353

	Paper & Forest Products – 0.9% (0.6% of Total Investments)

2,666	Asplundh Tree Expert, LLC, Term Loan B	1.855%	1-Month LIBOR	1.750%	9/04/27	BBB-	2,653,292
1,559	Charter NEX US, Inc. , Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	1,563,515
1,361	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	1,363,503
5,586	Total Paper & Forest Products						5,580,310

	Personal Products – 1.1% (0.7% of Total Investments)

1,247	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	1,248,209
146	Coty Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	4/05/25	B+	144,088
1,234	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	1,227,631
1	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	891
5,110	Revlon Consumer Products Corporation, Term Loan B, (DD1), (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	4,019,393
7,738	Total Personal Products						6,640,212

	Pharmaceuticals – 6.3% (3.9% of Total Investments)

1,944	Amneal Pharmaceuticals LLC, Term Loan B	3.625%	1-Month LIBOR	3.500%	5/04/25	B	1,929,735
6,117	Bausch Health Companies Inc., Term Loan B	3.105%	1-Month LIBOR	3.000%	6/02/25	BB	6,076,148
4,333	Bausch Health Companies Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/27/25	BB	4,329,709
1,219	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	1,221,047
1,155	Elanco Animal Health Incorporated, Term Loan B	1.852%	1-Month LIBOR	1.750%	8/01/27	BBB-	1,139,212

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals (continued)

$4,973	Endo Luxembourg Finance Company I S.a r.l., Term Loan, (DD1)	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	$4,859,541
2,001	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,005,596
7,960	Jazz Financing Lux S.a.r.l., Term Loan	3.605%	1-Month LIBOR	3.500%	5/05/28	BB+	7,972,975
3,350	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	6.000%	3-Month LIBOR	5.250%	9/24/24	D	3,143,044
1,857	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	3-Month LIBOR	5.500%	2/24/25	D	1,743,903
2,892	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	2,894,308
37,801	Total Pharmaceuticals						37,315,218

	Professional Services – 2.2% (1.3% of Total Investments)

746	ASGN Incorporated, Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/02/25	BBB-	747,015
2,183	Ceridian HCM Holding Inc., Term Loan B	2.605%	1-Month LIBOR	2.500%	4/30/25	B+	2,160,123
1,103	Creative Artists Agency, LLC , Term Loan B	3.855%	1-Month LIBOR	3.750%	11/26/26	B	1,100,863
3,037	Dun & Bradstreet Corporation (The), Term Loan	3.358%	1-Month LIBOR	3.250%	2/08/26	BB+	3,029,195
4	EAB Global, Inc., Term Loan	4.000%	1-Month LIBOR	3.500%	8/16/28	B2	3,632
1,451	EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	1,449,098
2,064	Nielsen Finance LLC, Term Loan B4	2.104%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,065,475
2,250	Trans Union, LLC, Term Loan B6	2.750%	1-Month LIBOR	2.250%	12/01/28	BBB-	2,243,981
12,838	Total Professional Services						12,799,382

	Road & Rail – 2.1% (1.3% of Total Investments)

2,279	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,270,573
1,687	First Student Bidco Inc, Term Loan B	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	1,680,325
623	First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	620,054
2,456	Genesee & Wyoming Inc. (New), Term Loan	2.224%	3-Month LIBOR	2.000%	12/30/26	BB+	2,446,757
2,542	Hertz Corporation, (The), Term Loan B	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	2,545,365
482	Hertz Corporation, (The), Term Loan C	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	482,444
2,166	XPO Logistics, Inc., Term Loan B	1.852%	1-Month LIBOR	1.750%	2/23/25	Baa3	2,152,828
12,235	Total Road & Rail						12,198,346

	Semiconductors & Semiconductor Equipment – 2.0% (1.3% of Total Investments)

5,584	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	4,310,469
867	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	866,172
4,417	MKS Instruments Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	4,416,315
1,976	ON Semiconductor Corporation, Term Loan B	2.105%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,980,294
500	Synaptics Incorporated, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	500,375
13,344	Total Semiconductors & Semiconductor Equipment						12,073,625

	Software – 11.8% (7.2% of Total Investments)

1,318	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	1,323,306
921	Camelot U.S. Acquisition 1 Co., Term Loan B	3.105%	1-Month LIBOR	3.000%	10/31/26	B1	919,473
2,977	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	2,980,612
669	Dynatrace LLC, Term Loan, First Lien	2.355%	1-Month LIBOR	2.250%	8/23/25	BB+	668,447
6,860	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	6,852,100
4,546	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	4,537,142
676	Greenway Health, LLC, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	643,632
5,500	Informatica LLC, Term Loan B	2.875%	1-Month LIBOR	2.750%	10/14/28	BB-	5,490,375
864	iQor US, Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	782,092
2,125	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	2,127,274
2,689	McAfee, LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	9/29/24	B1	2,689,875
6,000	NortonLifeLock Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	5,977,500
1,662	Perforce Software, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	7/01/26	B2	1,653,734
2,494	Polaris Newco LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	2,496,867
3,277	Proofpoint, Inc., Term Loan, First Lien	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	3,264,711
2,085	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	2,077,822
4,724	Seattle SpinCo Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	4,712,261
7,151	Seattle Spinco, Inc., Term Loan B3	2.855%	1-Month LIBOR	2.750%	6/21/24	BB+	7,079,491
2,898	Sophia, L.P., Term Loan B	4.000%	3-Month LIBOR	3.500%	10/07/27	B	2,899,776
1,216	SS&C European Holdings Sarl, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/16/25	BB+	1,203,525
1,497	SS&C Technologies Inc., Term Loan B3	1.856%	1-Month LIBOR	1.750%	4/16/25	BB+	1,482,592
1,636	Tibco Software Inc., Term Loan B3	3.860%	1-Month LIBOR	3.750%	7/03/26	B+	1,635,472

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,930	Ultimate Software Group Inc (The), Term Loan	3.750%	3-Month LIBOR	3.250%	5/03/26	B1	$1,928,216
977	Ultimate Software Group Inc (The), Term Loan B	3.855%	1-Month LIBOR	3.750%	5/03/26	B1	977,417
3,071	ZoomInfo LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	2/01/26	BB	3,072,473
69,763	Total Software						69,476,185

	Specialty Retail – 3.2% (2.0% of Total Investments)

1,191	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	1,194,722
1,939	Birkenstock GmbH & Co. KG, Term Loan B	3.750%	6-Month LIBOR	3.250%	4/28/28	BB-	1,938,654
2,075	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	2,054,705
523	LBM Acquisition LLC, Term Loan B2	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	520,290
262	LBM Acquisition LLC, Term Loan B2, (5)	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	260,798
9,363	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB-	9,361,499
2,992	Restoration Hardware, Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	10/15/28	BB	2,986,620
770	Staples, Inc., Term Loan	5.132%	3-Month LIBOR	5.000%	4/12/26	B	736,919
19,115	Total Specialty Retail						19,054,207

	Technology Hardware, Storage & Peripherals – 0.4% (0.2% of Total Investments)

782	NCR Corporation, Term Loan	2.800%	3-Month LIBOR	2.500%	8/28/26	BB+	775,431
1,489	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	1,490,507
2,271	Total Technology Hardware, Storage & Peripherals						2,265,938

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,030	CBI Buyer, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	1/06/28	B	1,016,417
290	Samsonite International S.A., Term Loan B2	3.750%	1-Month LIBOR	3.000%	4/25/25	Ba2	290,670
1,320	Total Textiles, Apparel & Luxury Goods						1,307,087

	Transportation Infrastructure – 0.2% (0.1% of Total Investments)

1,350	KKR Apple Bidco, LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	1,348,873

	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)

583	Altice Financing SA, Term Loan, First Lien	2.989%	3-Month LIBOR	2.750%	1/31/26	B	576,864
1,194	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	1,195,493
1,777	Total Wireless Telecommunication Services						1,772,357
838,166	Total Variable Rate Senior Loan Interests (cost $824,740,147)						824,913,419

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 15.0% (9.2% of Total Investments)

	Airlines – 0.2% (0.1% of Total Investments)

$1,006	United Airlines Inc, 144A			4.625%	4/15/29	Ba1	$995,407

	Auto Components – 0.8% (0.5% of Total Investments)

2,740	Adient Global Holdings Ltd, 144A			4.875%	8/15/26	B	2,759,180
2,025	Adient US LLC, 144A			9.000%	4/15/25	BB-	2,145,892
4,765	Total Auto Components						4,905,072

	Chemicals – 0.3% (0.2% of Total Investments)

1,425	Rayonier AM Products Inc, 144A			7.625%	1/15/26	B+	1,460,625

	Commercial Services & Supplies – 0.6% (0.3% of Total Investments)

430	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			5.750%	4/15/26	BB-	445,652
2,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			3.375%	8/31/27	BB-	1,860,480
1,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			6.250%	1/15/28	B-	996,065
3,430	Total Commercial Services & Supplies						3,302,197

	Communications Equipment – 0.4% (0.2% of Total Investments)

1,500	CommScope Inc, 144A			8.250%	3/01/27	B3	1,467,570
1,000	CommScope Technologies LLC, 144A			5.000%	3/15/27	B3	890,530
2,500	Total Communications Equipment						2,358,100

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services – 0.6% (0.4% of Total Investments)

$2,640	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	$2,718,408
845	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	BB	852,140
3,485	Total Diversified Telecommunication Services				3,570,548

	Electric Utilities – 0.0% (0.0% of Total Investments)

4,250	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	5,312

	Electronic Equipment, Instruments & Components – 0.2% (0.2% of Total Investments)

1,500	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	1,459,455

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

860	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	876,555

	Entertainment – 0.8% (0.5% of Total Investments)

2,025	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B-	2,138,906
2,986	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	10.000%	6/15/26	CCC-	2,784,177
5,011	Total Entertainment				4,923,083

	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)

3,880	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	4,041,020

	Gas Utilities – 0.1% (0.1% of Total Investments)

350	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	341,145
350	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	305,158
700	Total Gas Utilities				646,303

	Health Care Providers & Services – 2.4% (1.5% of Total Investments)

1,940	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	2,019,433
375	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	397,500
165	HCA Inc	5.375%	2/01/25	Baa3	175,603
5,350	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	5,242,197
1,770	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,683,712
1,750	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	1,575,000
171	Tenet Healthcare Corp	4.625%	7/15/24	B+	171,681
1,250	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	1,302,215
1,365	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,396,682
14,136	Total Health Care Providers & Services				13,964,023

	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)

1,006	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	1,040,979

	Household Durables – 0.0% (0.0% of Total Investments)

295	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	275,825

	Media – 2.4% (1.5% of Total Investments)

1,250	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	1,296,875
625	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	647,656
2,625	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa1	1,214,063
3,950	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	1,034,406
2,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	2,940,000
5	iHeartCommunications Inc	6.375%	5/01/26	B+	4,784
1,481	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,549,369
3,080	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	3,129,280
605	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	3,025
486	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	462,915
1,590	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,685,400
18,497	Total Media				13,967,773

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Metals & Mining – 0.2% (0.1% of Total Investments)

$1,220	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	$1,296,250

	Oil, Gas & Consumable Fuels – 3.3% (2.0% of Total Investments)

879	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	874,605
2,300	Callon Petroleum Co	6.125%	10/01/24	B	2,300,000
4,200	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	4,194,498
1,480	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,491,100
900	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB-	967,230
1,275	Laredo Petroleum Inc	9.500%	1/15/25	B	1,300,500
1,050	Matador Resources Co	5.875%	9/15/26	BB-	1,064,459
3,970	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	4,033,520
350	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	305,536
1,350	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	1,318,677
2,625	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B	1,844,062
20,379	Total Oil, Gas & Consumable Fuels				19,694,187

	Pharmaceuticals – 0.4% (0.3% of Total Investments)

1,755	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	Caa2	1,733,414
831	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	562,637
329	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	331,056
2,915	Total Pharmaceuticals				2,627,107

	Software – 1.1% (0.7% of Total Investments)

6,500	Avaya Inc, 144A	6.125%	9/15/28	BB	6,646,250

	Specialty Retail – 0.1% (0.0% of Total Investments)

300	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	321,819
98,060	Total Corporate Bonds (cost $89,736,764)				88,377,890

Shares	Description (1)				Value

	COMMON STOCKS – 3.7% (2.3% of Total Investments)

	Banks – 0.0% (0.0% of Total Investments)

30,335	iQor US Inc, (8), (9)				$227,513

	Communications Equipment – 0.1% (0.1% of Total Investments)

24,553	Windstream Services PE LLC, (8), (9)				429,678

	Construction & Engineering – 0.0% (0.0% of Total Investments)

3,055	TNT Crane & Rigging Inc, (8), (9)				5,346
1,723	TNT Crane & Rigging Inc, (8), (9)				27,999
	Total Construction & Engineering				33,345

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

18,448	Cengage Learning Holdings II Inc, (8), (9)				304,392

	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)

18,781	Windstream Services PE LLC, (8), (9)				342,753

	Electric Utilities – 0.8% (0.5% of Total Investments)

91,757	Energy Harbor Corp, (8), (9), (10)				4,461,684

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

83,230	Transocean Ltd, (9)				262,174
7,777	Vantage Drilling International, (8), (9)				58,328
	Total Energy Equipment & Services				320,502

	Entertainment – 0.6% (0.4% of Total Investments)

26,045	Metro-Goldwyn-Mayer Inc, (8), (9)				3,317,482

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Shares	Description (1)				Value

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

68,990	Millennium Health LLC, (7), (9)				$36,082
64,762	Millennium Health LLC, (7), (9)				27,394
	Total Health Care Providers & Services				63,476

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

138,556	24 Hour Fitness Worldwide Inc, (8)				259,792
291,314	24 Hour Fitness Worldwide Inc, (8), (9)				291,314
	Total Hotels, Restaurants & Leisure				551,106

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

17,539	Catalina Marketing Corp, (8), (9)				39,463

	Marine – 0.0% (0.0% of Total Investments)

860	ACBL HLDG CORP, (8), (9)				21,500

	Media – 0.0% (0.0% of Total Investments)

8	Cumulus Media Inc, (9)				82
1,973,746	Hibu plc, (8), (9)				9,869
45,942	Tribune Co, (8), (9)				459
	Total Media				10,410

	Multiline Retail – 0.0% (0.0% of Total Investments)

274	Belk Inc, (8), (9)				3,927

	Oil, Gas & Consumable Fuels – 1.8% (1.1% of Total Investments)

9,955	California Resources Corp				424,282
79,375	Fieldwood Energy LLC, (8), (9)				8,188,880
31,131	Whiting Petroleum Corp, (9)				2,311,477
	Total Oil, Gas & Consumable Fuels				10,924,639

	Professional Services – 0.1% (0.1% of Total Investments)

103,578	Skillsoft Corp, (9)				768,549
	Total Common Stocks (cost $32,113,401)				21,820,419

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 1.3% ( 0.8% of Total Investments)

$500	Battalion CLO XI Ltd, 144A, (3-Month LIBOR reference rate + 6.850% spread), (11)	6.974%	4/24/34	Ba3	$498,676
1,200	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	6.501%	7/15/30	Ba3	1,184,314
2,000	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 6.100% spread), (11)	6.255%	11/16/34	BB-	1,996,282
1,250	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	6.641%	10/15/30	Ba3	1,251,765
500	GoldenTree Loan Opportunities IX Ltd, 144A, (3-Month LIBOR reference rate + 5.660% spread), (11)	5.959%	10/29/29	BB-	487,917
1,000	KKR CLO 30 Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	6.641%	10/17/31	Ba3	994,083
500	Magnetite XXVII Ltd, 144A, (3-Month LIBOR reference rate + 6.000% spread), (11)	6.254%	10/20/34	Ba3	497,505

600	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (11)	5.854%	4/20/30	BB-	592,282
7,550	Total Asset-Backed Securities (cost $7,536,557)				7,502,824

Shares	Description (1)				Value

	WARRANTS – 0.7% (0.5% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

21,002	Avaya Holdings Corp, (8)				$47,465

Shares	Description (1)			Value

	Marine – 0.0% (0.0% of Total Investments)

904	ACBL HLDG CORP, (8)			$22,600
3,363	ACBL HLDG CORP, (8)			84,916
2,558	ACBL HLDG CORP, (8)			69,066
20,178	American Commercial Barge Line LLC, (8)			5,044
	Total Marine			181,626

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

15,348	American Commercial Barge Line LLC, (8)			5,372

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

439	California Resources Corp			6,585
35,665	Fieldwood Energy LLC, (8)			3,679,451
26,231	Fieldwood Energy LLC, (8)			212,917
50,519	Fieldwood Energy LLC, (8)			266,084
	Total Oil, Gas & Consumable Fuels			4,165,037

	Entertainment – 0.0% (0.0% of Total Investments)

224,650	Cineworld Warrant, (8)			34,371
	Total Warrants (cost $2,620,188)			4,433,871

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.0% of Total Investments)

	Communications Equipment – 0.1% (0.0% of Total Investments)

21,483	Riverbed Technology, Inc., (8), (9)	0.000%	N/R	$363,063

	Marine – 0.0% (0.0% of Total Investments)

3,200	ACBL HLDG CORP, (8), (9)	0.000%	N/R	80,800
3,642	ACBL HLDG CORP, (8), (9)	0.000%	N/R	98,334
	Total Marine			179,134
	Total Convertible Preferred Securities (cost $568,614)			542,197
	Total Long-Term Investments (cost $957,315,671)			947,590,620

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 2.3% (1.4% of Total Investments)

	INVESTMENT COMPANIES – 2.3% (1.4% of Total Investments)

13,249,060	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (12)		$13,249,060
	Total Short-Term Investments (cost $13,249,060)			13,249,060
	Total Investments (cost $970,564,731) – 162.7%			960,839,680
	Borrowings – (40.4)% (13), (14)			(238,400,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (16.8)% (15)			(99,348,218)
	Other Assets Less Liabilities – (5.5)%			(32,363,256)
	Net Assets Applicable to Common Shares – 100%			$590,728,206

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	For fair value measurement disclosure purposes, investment classified as Level 2.

(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass Through Trust.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 24.8%.

(14)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.3%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

JRO	Nuveen Floating Rate Income Opportunity Fund Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 158.8% (100.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 137.7% (86.7% of Total Investments) (2)

	Aerospace & Defense – 1.2% (0.8% of Total Investments)

$1,280	Maxar Technologies Ltd., Term Loan B	2.860%	1-Month LIBOR	2.750%	10/05/24	B	$1,270,713
1,655	TransDigm, Inc., Term Loan E	2.355%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,640,599
1,253	TransDigm, Inc., Term Loan F	2.355%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,242,233
1,045	TransDigm, Inc., Term Loan G	2.355%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,037,639
5,233	Total Aerospace & Defense						5,191,184

	Airlines – 2.0% (1.3% of Total Investments)

1,620	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	1,684,199
257	American Airlines, Inc., Term Loan	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	254,462
930	American Airlines, Inc., Term Loan, First Lien	1.855%	1-Month LIBOR	1.750%	1/29/27	Ba3	899,507
1,439	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,407,980
1,900	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,009,374
2,233	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	2,239,322
8,379	Total Airlines						8,494,844

	Auto Components – 1.4% (0.9% of Total Investments)

616	Adient US LLC, Term Loan B	3.605%	1-Month LIBOR	3.500%	4/08/28	BB-	616,842
2,029	Clarios Global LP, Term Loan B	3.355%	1-Month LIBOR	3.250%	4/30/26	B1	2,021,906
85	DexKo Global Inc., Term Loan, (5)	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	84,818
445	DexKo Global Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	445,294
340	Driven Holdings, LLC, Term Loan B	3.517%	3-Month LIBOR	3.000%	12/17/28	B2	339,575
990	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	989,688
1,347	Superior Industries International, Inc., Term Loan, First Lien	4.105%	1-Month LIBOR	4.000%	5/23/24	Ba3	1,348,071
5,852	Total Auto Components						5,846,194

	Automobiles – 0.2% (0.1% of Total Investments)

773	Wand NewCo 3, Inc., Term Loan	3.175%	3-Month LIBOR	3.000%	2/05/26	B2	762,900

	Banks – 0.1% (0.0% of Total Investments)

219	iQor US, Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	B1	222,481

	Beverages – 1.3% (0.8% of Total Investments)

1,079	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	1,077,978
1,655	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,654,545
828	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B1	793,773
2,087	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	2,074,561
5,649	Total Beverages						5,600,857

	Biotechnology – 0.6% (0.4% of Total Investments)

2,502	Grifols Worldwide Operations USA, Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	11/15/27	BB+	2,475,038

	Building Products – 2.5% (1.6% of Total Investments)

500	Anticimex International AB, Term Loan B1	4.000%	3-Month LIBOR	3.500%	11/16/28	B	500,702
2,695	Chamberlain Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.500%	10/22/28	B+	2,693,316
1,786	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	1,784,905
300	Griffon Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	300,124
1,003	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	998,294

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Building Products (continued)

$2,796	Quikrete Holdings, Inc., Term Loan, First Lien	2.605%	1-Month LIBOR	2.500%	1/31/27	BB-	$2,774,700
142	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	142,019
748	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	746,010
142	Resideo Funding Inc., Term Loan	2.750%	2-Month LIBOR	2.250%	2/12/28	BBB-	142,019
355	SRS Distribution Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	355,446
10,467	Total Building Products						10,437,535

	Capital Markets – 2.7% (1.7% of Total Investments)

882	Advisor Group, Inc., Term Loan	4.605%	1-Month LIBOR	4.500%	7/31/26	B2	882,300
1,940	AI Alpine AT Bidco GmbH, Term Loan B	2.976%	3-Month LIBOR	2.750%	11/06/25	B-	1,910,900
2,740	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	2,714,313
18	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	6-Month LIBOR	4.750%	2/09/26	B	17,393
460	RPI Intermediate Finance Trust, Term Loan B1	1.855%	1-Month LIBOR	1.750%	2/11/27	BBB-	460,123
4,039	Sequa Mezzanine Holdings L.L.C., Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	4,074,786
1,142	Sequa Mezzanine Holdings L.L.C., Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	1,141,847
11,221	Total Capital Markets						11,201,662

	Chemicals – 1.2% (0.8% of Total Investments)

563	ASP Unifrax Holdings Inc, Term Loan B	3.974%	3-Month LIBOR	3.750%	12/14/25	BB	558,468
1,465	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	1,464,567
1,090	Diamond (BC) B.V., Term Loan B	3.500%	1-Month LIBOR	3.000%	9/29/28	Ba3	1,088,790
896	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	894,802
861	Ineos US Finance LLC, Term Loan B	2.105%	1-Month LIBOR	2.000%	3/31/24	BBB-	857,317
165	KRATON Polymers US LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	165,825
5,040	Total Chemicals						5,029,769

	Commercial Services & Supplies – 5.7% (3.6% of Total Investments)

744	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	746,392
515	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	505,518
875	Clean Harbors Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	10/08/28	BBB-	875,984
1,000	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	1,001,132
75	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	74,991
7,211	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	7,198,224
721	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	BB+	724,200
2,672	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	2,677,811
748	Herman Miller, Inc, Term Loan B	2.076%	1-Week LIBOR	2.000%	7/19/28	BBB-	746,629
342	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	338,475
746	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	744,619
672	PAE Holding Corporation, Term Loan B	5.250%	1-Month LIBOR	4.500%	10/19/27	B	673,366
1,304	Prime Security Services Borrower, LLC, Term Loan	3.500%	6-Month LIBOR	2.750%	9/23/26	BB-	1,301,710
131	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	130,494
993	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	993,458
3,508	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B-	3,610,442
600	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	559,740
968	WEX Inc., Term Loan	2.355%	1-Month LIBOR	2.250%	4/01/28	Ba2	963,270
23,825	Total Commercial Services & Supplies						23,866,455

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Communications Equipment – 2.4% (1.5% of Total Investments)

$1,655	CommScope, Inc., Term Loan B	3.355%	1-Month LIBOR	3.250%	4/04/26	Ba3	$1,628,625
744	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B	742,908
2,548	MLN US HoldCo LLC, Term Loan, First Lien	4.602%	1-Month LIBOR	4.500%	11/30/25	B3	2,503,464
1,463	Plantronics Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,441,644
1,710	Riverbed Technology, Inc., Term Loan	7.000%	3-Month LIBOR	6.000%	12/07/26	N/R	1,671,373
1,872	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	1,873,488
9,992	Total Communications Equipment						9,861,502

	Construction & Engineering – 1.4% (0.9% of Total Investments)

497	AECOM, Term Loan B	1.855%	1-Month LIBOR	1.750%	4/13/28	BBB-	498,744
818	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	822,383
1,631	Brown Group Holding, LLC, Term Loan B	3.000%	3-Month LIBOR	2.500%	4/22/28	B+	1,624,507
1,098	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	1,098,409
249	FrontDoor Inc, Term Loan B	2.355%	1-Month LIBOR	2.250%	6/17/28	Ba2	248,245
698	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/22/28	B	695,523
380	Pike Corporation, Term Loan B	3.110%	1-Month LIBOR	3.000%	1/21/28	Ba3	379,729
490	ZURN LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	490,191
5,861	Total Construction & Engineering						5,857,731

	Containers & Packaging – 1.6% (1.0% of Total Investments)

1,760	Berry Global, Inc., Term Loan Z	1.854%	1-Month LIBOR	1.750%	7/01/26	BBB-	1,741,854
629	Grinding Media Inc., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/12/28	B	629,999
432	Reynolds Consumer Products LLC, Term Loan	1.855%	1-Month LIBOR	1.750%	2/04/27	BBB-	429,558
898	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	897,333
924	Reynolds Group Holdings Inc. , Term Loan B2	3.355%	1-Month LIBOR	3.250%	2/05/26	B+	918,729
2,257	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	2,246,652
6,900	Total Containers & Packaging						6,864,125

	Distributors – 0.2% (0.1% of Total Investments)

995	Core & Main LP, Term Loan B	2.608%	1-Month LIBOR	2.500%	6/10/28	Ba3	991,269

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

2,583	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	2,595,409

	Diversified Financial Services – 1.7% (1.1% of Total Investments)

328	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	328,680
96	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	95,454
404	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	408,141
1,625	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	328,124
2,741	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/30/28	BB+	2,720,409
589	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	589,356
493	Lions Gate Capital Holdings LLC, Term Loan B	2.354%	1-Month LIBOR	2.250%	3/24/25	Ba2	491,677
2,246	Verscend Holding Corp., Term Loan B	4.105%	1-Month LIBOR	4.000%	8/27/25	BB-	2,248,751
8,522	Total Diversified Financial Services						7,210,592

	Diversified Telecommunication Services – 3.6% (2.3% of Total Investments)

1,230	Altice France S.A., Term Loan B12	3.927%	3-Month LIBOR	3.688%	1/31/26	B	1,226,109
3,776	Altice France S.A., Term Loan B13	4.106%	2-Month LIBOR	4.000%	8/14/26	B	3,768,620
4,872	CenturyLink, Inc., Term Loan B	2.355%	1-Month LIBOR	2.250%	3/15/27	BBB-	4,800,182
780	Cincinnati Bell, Inc., Term Loan B2	3.750%	3-Month LIBOR	3.250%	11/23/28	B+	781,365
1,072	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	1,072,661

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$2,853	Frontier Communications Corp., Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	$2,852,931
1	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	1,312
614	Intelsat Jackson Holdings, S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	613,758
15,198	Total Diversified Telecommunication Services						15,116,938

	Electric Utilities – 0.6% (0.4% of Total Investments)

904	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	904,961
739	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	725,822
889	Vistra Operations Company LLC, Term Loan B3, First Lien	1.855%	1-Month LIBOR	1.750%	12/31/25	BBB-	880,791
2,532	Total Electric Utilities						2,511,574

	Electrical Equipment – 1.2% (0.8% of Total Investments)

3,251	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	3,223,000
1,950	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	1,950,610
5,201	Total Electrical Equipment						5,173,610

	Electronic Equipment, Instruments & Components – 0.8% (0.5% of Total Investments)

1,875	II-VI Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,875,591
1,322	TTM Technologies, Inc., Term Loan	2.602%	1-Month LIBOR	2.500%	9/28/24	BB+	1,323,139
3,197	Total Electronic Equipment, Instruments & Components						3,198,730

	Energy Equipment & Services – 0.4% (0.2% of Total Investments)

1,000	Freeport LNG Investments, LLLP, Term Loan B	4.000%	3-Month LIBOR	3.500%	12/21/28	B+	997,145
657	Petroleum Geo-Services ASA, Term Loan	7.724%	3-Month LIBOR	7.500%	3/19/24	N/R	550,611
1,657	Total Energy Equipment & Services						1,547,756

	Entertainment – 2.7% (1.7% of Total Investments)

455	AMC Entertainment Holdings, Inc. , Term Loan B	3.104%	1-Month LIBOR	3.000%	4/22/26	B-	406,200
3,690	Crown Finance US, Inc., Term Loan, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	2,817,121
385	Crown Finance US, Inc., Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	288,336
301	Crown Finance US, Inc., Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	319,672
1,793	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.610%	1-Month LIBOR	2.500%	7/03/25	BB-	1,793,187
1,000	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	1,001,875
908	NASCAR Holdings, Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	10/18/26	BB+	906,711
1,995	Virgin Media Bristol LLC, Term Loan Q	3.356%	3-Month LIBOR	3.250%	1/31/29	BB+	1,994,691
1,780	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.860%	1-Month LIBOR	2.750%	5/16/25	B	1,753,440
12,307	Total Entertainment						11,281,233

	Equity Real Estate Investment Trust – 0.1% (0.0% of Total Investments)

300	Installed Building Products, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	12/14/28	BB+	300,688

	Food & Staples Retailing – 0.8% (0.5% of Total Investments)

469	BJ’s Wholesale Club, Inc., Term Loan, First Lien	2.113%	1-Month LIBOR	2.000%	2/03/24	BB+	469,542
750	CHG PPC Parent LLC, Term Loan	3.500%	3-Month LIBOR	3.000%	12/08/28	B1	749,689
761	H Food Holdings LLC, Term Loan B	3.793%	1-Month LIBOR	3.688%	5/31/25	B2	757,086
44	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	44,397
1,220	US Foods, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/22/28	BB	1,219,146
3,244	Total Food & Staples Retailing						3,239,860

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food Products – 0.8% (0.5% of Total Investments)

$786	American Seafoods Group LLC, Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	$784,720
768	Froneri International Ltd., Term Loan	2.355%	1-Month LIBOR	2.250%	1/31/27	B+	759,438
1,000	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	998,960
777	UTZ Quality Foods, LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	1/20/28	B1	776,151
3,331	Total Food Products						3,319,269

	Health Care Equipment & Supplies – 2.8% (1.8% of Total Investments)

2,067	Carestream Health, Inc., Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	2,074,753
497	Insulet Corporation, Term Loan B	3.750%	1-Month LIBOR	3.250%	5/04/28	Ba3	498,433
6,947	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	6,925,846
1,378	Viant Medical Holdings, Inc., Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	7/02/25	B3	1,315,376
1,055	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	827,786
11,944	Total Health Care Equipment & Supplies						11,642,194

	Health Care Providers & Services – 8.4% (5.3% of Total Investments)

553	ADMI Corp., Term Loan B2	3.875%	1-Month LIBOR	3.375%	12/23/27	B	549,962
2,244	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	2,251,041
620	BW NHHC Holdco, Inc., Term Loan, First Lien	5.160%	3-Month LIBOR	5.000%	5/15/25	Caa1	527,727
474	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	474,909
502	DaVita, Inc. , Term Loan B	1.855%	1-Month LIBOR	1.750%	8/12/26	BBB-	499,381
2,365	Envision Healthcare Corporation, Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	10/10/25	CCC+	1,840,060
1,482	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	1,480,078
299	Global Medical Response, Inc., Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	299,228
2,475	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.250%	10/02/25	B	2,478,106
665	ICU Medical Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	667,494
305	MED ParentCo LP, Term Loan, First Lien	4.355%	1-Month LIBOR	4.250%	8/31/26	B2	304,857
120	Medical Solutions Holdings, Inc., Term Loan, (5)	3.500%	3-Month LIBOR	3.500%	11/01/28	B1	119,981
630	Medical Solutions Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.500%	11/01/28	B1	629,902
491	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B	486,549
550	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B	544,246
69	National Mentor Holdings, Inc., Term Loan, (5)	3.750%	3-Month LIBOR	3.750%	3/02/28	B	68,023
18	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B	18,241
1,308	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,314,967
1,759	Phoenix Guarantor Inc, Term Loan B	3.355%	1-Month LIBOR	3.250%	3/05/26	B1	1,750,932
1,489	Phoenix Guarantor Inc, Term Loan B3	3.604%	1-Month LIBOR	3.500%	3/05/26	B1	1,485,706
178	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	171,223
5,809	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	11/16/25	B1	5,802,179
3,264	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	3,252,220
4,868	Surgery Center Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	4,869,998
2,784	Team Health Holdings, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,695,536
600	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.250%	12/15/27	B-	600,624
35,921	Total Health Care Providers & Services						35,183,170

	Health Care Technology – 2.6% (1.7% of Total Investments)

2,644	Carestream Health, Inc., Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	8.000%	3-Month LIBOR	8.000%	8/05/23	CCC+	2,587,669

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Technology (continued)

$4,942	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	$4,942,664
1,764	Zelis Healthcare Corporation, Term Loan	3.602%	1-Month LIBOR	3.500%	9/30/26	B	1,760,228
267	Zelis Healthcare Corporation, Term Loan	0.000%	N/A	N/A	9/30/26	B	265,167
1,463	Zelis Healthcare Corporation, Term Loan B	3.602%	1-Month LIBOR	3.500%	9/30/26	B	1,454,743
11,080	Total Health Care Technology						11,010,471

	Hotels, Restaurants & Leisure – 17.9% (11.2% of Total Investments)

359	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 0.220%, PIK 5.000%)	5.220%	3-Month LIBOR	5.000%	12/29/25	B3	266,011
145	24 Hour Fitness Worldwide, Inc., Exit Term Loan	0.00%	N/A	N/A	9/29/26	N/R	142,888
1,406	Alterra Mountain Company, Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	1,406,563
1,749	Alterra Mountain Company, Term Loan B1	2.855%	1-Month LIBOR	2.750%	7/31/24	B	1,744,423
743	Aramark Services, Inc., Term Loan B3	1.855%	1-Month LIBOR	1.750%	3/11/25	BB+	734,308
16,276	B.C. Unlimited Liability Company, Term Loan B4	1.855%	1-Month LIBOR	1.750%	11/19/26	BB+	16,074,201
578	Boyd Gaming Corporation, Term Loan B3	2.354%	1-Month LIBOR	2.250%	9/15/23	BB	578,468
7,594	Caesars Resort Collection, LLC, Term Loan B, First Lien	2.855%	1-Month LIBOR	2.750%	12/22/24	B+	7,561,958
1,111	Caesars Resort Collection, LLC, Term Loan B1	3.605%	1-Month LIBOR	3.500%	7/20/25	B+	1,111,632
974	Carnival Corporation, Term Loan B	3.750%	3-Month LIBOR	3.000%	6/30/25	Ba2	967,425
1,200	Carnival Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/18/28	Ba2	1,191,498
1,280	Churchill Downs Incorporated, Term Loan B1	2.110%	1-Month LIBOR	2.000%	3/17/28	BBB-	1,276,021
4,347	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	4,193,363
533	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	8.250%	3-Month LIBOR	8.250%	5/23/24	B-	630,880
3,328	Equinox Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	3,177,512
950	Four Seasons Hotels Limited, Term Loan, First Lien	2.105%	1-Month LIBOR	2.000%	11/30/23	BB+	948,162
5,052	Golden Nugget LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	5,073,714
1,995	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	1,993,344
3,720	Hilton Worldwide Finance, LLC, Term Loan B2	1.858%	1-Month LIBOR	1.750%	6/21/26	BBB-	3,693,202
3,069	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B+	3,074,279
1,111	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	1,123,090
607	PCI Gaming Authority, Term Loan	2.605%	1-Month LIBOR	2.500%	5/31/26	BBB-	604,798
5,150	Scientific Games International, Inc., Term Loan B5	2.855%	1-Month LIBOR	2.750%	8/14/24	B+	5,140,575
1,496	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	1,497,582
5,130	Stars Group Holdings B.V. (The), Term Loan	2.474%	3-Month LIBOR	2.250%	7/10/25	BBB	5,122,212
2,173	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	2,158,412
1,500	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	6-Month LIBOR	3.250%	10/01/28	BB+	1,500,727
1,451	Wyndham Hotels & Resorts, Inc., Term Loan B	1.855%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,439,908
75,027	Total Hotels, Restaurants & Leisure						74,427,156

	Household Durables – 1.1% (0.7% of Total Investments)

200	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	200,788
1,600	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	4.500%	1-Month LIBOR	4.000%	7/30/28	B	1,606,304
845	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	Caa1	844,231
57	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	57,885

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables (continued)

$1,353	Serta Simmons Bedding, LLC, Term Loan, (DD1), (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	$1,296,993
554	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	555,100
17	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	16,808
4,626	Total Household Durables						4,578,109

	Household Products – 0.2% (0.1% of Total Investments)

765	Illuminate Merger Sub Corp., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	760,831

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

863	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	862,787

	Insurance – 4.1% (2.6% of Total Investments)

3,503	Acrisure, LLC, Term Loan B	3.724%	3-Month LIBOR	3.500%	2/15/27	B	3,466,139
2,516	Alliant Holdings Intermediate, LLC, Term Loan B	3.355%	1-Month LIBOR	3.250%	5/10/25	B	2,497,221
499	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	498,790
2,785	Asurion LLC, Term Loan B4, Second Lien, (DD1)	5.355%	1-Month LIBOR	5.250%	1/15/29	B	2,791,977
627	Asurion LLC, Term Loan B6	3.230%	1-Month LIBOR	3.125%	11/03/23	Ba3	626,132
2,903	Asurion LLC, Term Loan B8	3.355%	1-Month LIBOR	3.250%	12/23/26	Ba3	2,885,233
748	Broadstreet Partners, Inc., Term Loan B2	3.750%	1-Month LIBOR	3.250%	1/27/27	B1	743,917
2,147	Hub International Limited, Term Loan B	3.017%	3-Month LIBOR	2.750%	4/25/25	B	2,125,987
996	Hub International Limited, Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.250%	4/25/25	B	996,279
494	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	493,851
17,218	Total Insurance						17,125,526

	Interactive Media & Services – 1.9% (1.2% of Total Investments)

1,535	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,526,421
413	Mission Broadcasting, Inc., Term Loan B	2.602%	1-Month LIBOR	2.500%	6/03/28	BBB-	411,977
4,558	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	4,520,947
1,455	WeddingWire, Inc., Term Loan, First Lien	4.605%	1-Month LIBOR	4.500%	12/21/25	B+	1,458,027
7,961	Total Interactive Media & Services						7,917,372

	Internet & Direct Marketing Retail – 0.5% (0.3% of Total Investments)

1,985	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.500%	11/08/27	B	1,987,640

	Internet Software & Services – 1.9% (1.2% of Total Investments)

2,777	Banff Merger Sub Inc, Term Loan	3.974%	3-Month LIBOR	3.750%	10/02/25	B2	2,770,424
2,737	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	2,740,770
556	Uber Technologies, Inc., Term Loan B	3.605%	1-Month LIBOR	3.500%	2/25/27	B+	556,347
2,023	Uber Technologies, Inc., Term Loan B, First Lien	3.605%	1-Month LIBOR	3.500%	4/04/25	B+	2,024,047
8,093	Total Internet Software & Services						8,091,588

	IT Services – 5.0% (3.1% of Total Investments)

1,606	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	1,606,436
415	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	413,898
417	DTI Holdco, Inc., Term Loan B	5.750%	1-Month LIBOR	4.750%	9/30/23	CCC+	414,568
3,814	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	3,583,867
958	KBR, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	2/07/27	Ba1	960,931
1,496	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	1,493,445
500	Optiv Security, Inc. , Term Loan, Second Lien	8.250%	3-Month LIBOR	7.250%	2/01/25	CCC	499,625

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$397	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	$396,474
4,264	Sabre GLBL Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	2/22/24	Ba3	4,210,697
669	Science Applications International Corporation, Term Loan B	1.980%	1-Month LIBOR	1.875%	10/31/25	BB+	670,049
2,801	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	2,797,680
1,213	Syniverse Holdings, Inc., Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,211,866
1,472	Tempo Acquisition LLC, Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	1,477,127
997	Vision Solutions, Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	5/28/28	B2	996,877
21,019	Total IT Services						20,733,540

	Leisure Products – 0.3% (0.2% of Total Investments)

478	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	476,473
81	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB-	80,615
470	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB-	470,254
134	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	134,358
1,163	Total Leisure Products						1,161,700

	Life Sciences Tools & Services – 3.1% (2.0% of Total Investments)

663	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	663,649
658	Curia Global, Inc., Term Loan	4.049%	3-Month LIBOR	3.750%	8/30/26	B	658,567
3,930	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	3,926,309
1,004	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	1,002,587
6,647	Parexel International Corporation, Term Loan, First Lien, (DD1)	4.000%	1-Month LIBOR	3.500%	11/15/28	B1	6,655,841
12,902	Total Life Sciences Tools & Services						12,906,953

	Machinery – 2.1% (1.3% of Total Investments)

2,750	Ali Group Srl, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	2,737,680
979	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	981,430
1,707	Gardner Denver, Inc., Term Loan B2	1.855%	1-Month LIBOR	1.750%	2/28/27	BB+	1,693,404
672	Standard Industries Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	673,313
1,700	Vertical US Newco Inc, Term Loan B, (DD1)	4.019%	6-Month LIBOR	3.500%	7/31/27	B+	1,703,944
983	Vertiv Group Corporation, Term Loan B	2.852%	1-Month LIBOR	2.750%	3/02/27	BB-	979,298
8,791	Total Machinery						8,769,069

	Marine – 0.5% (0.3% of Total Investments)
2,044	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	CCC+	1,877,221

	Media – 14.2% (8.9% of Total Investments)

199	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	198,620
320	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	6.500%	3-Month LIBOR	6.000%	12/20/29	CCC+	324,400
1,244	Cable One, Inc., Term Loan B4	2.105%	1-Month LIBOR	2.000%	5/03/28	BB+	1,240,330
3,701	Charter Communications Operating, LLC, Term Loan B2	1.860%	1-Month LIBOR	1.750%	2/01/27	BBB-	3,668,748
452	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	429,873
821	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	365,345
8,037	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.799%	3-Month LIBOR	3.500%	8/21/26	B1	7,938,102
21	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.605%	1-Month LIBOR	3.500%	8/21/26	B1	20,354
4,987	CSC Holdings, LLC, Term Loan	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	4,920,620
2,914	CSC Holdings, LLC, Term Loan B1	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	2,877,669

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$4,589	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	BB	$4,552,415
371	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	373,582
1,085	Diamond Sports Group, LLC, Term Loan	3.360%	1-Month LIBOR	3.250%	8/24/26	Caa1	448,449
5,511	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	5,525,805
398	Dotdash Meredith Inc, Term Loan B	4.500%	3-Month LIBOR	4.000%	12/01/28	BB-	398,497
729	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	728,482
553	Gray Television, Inc., Term Loan B	2.606%	1-Month LIBOR	2.500%	2/07/24	BB+	552,227
637	Gray Television, Inc., Term Loan C	2.606%	1-Month LIBOR	2.500%	1/02/26	BB+	635,282
8	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	7,500
4,703	iHeartCommunications, Inc., Term Loan	3.105%	1-Month LIBOR	3.000%	5/01/26	B+	4,685,666
2,814	Intelsat Jackson Holdings S.A., Term Loan, (5), (6)	3.600%	3-Month LIBOR	3.600%	7/13/22	N/R	2,821,946
22	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	21,766
418	LCPR Loan Financing LLC, Term Loan B	3.856%	3-Month LIBOR	3.750%	10/15/28	BB+	419,381
1,756	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	1,753,765
1,687	Nexstar Broadcasting, Inc., Term Loan B3	2.355%	1-Month LIBOR	2.250%	1/17/24	BBB-	1,685,847
949	Nexstar Broadcasting, Inc., Term Loan B4	2.602%	1-Month LIBOR	2.500%	9/19/26	BBB-	947,241
410	Radiate Holdco, LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/25/26	B1	409,807
310	Red Ventures, LLC, Term Loan B2	2.605%	1-Month LIBOR	2.500%	11/08/24	BB+	307,793
1,856	Sinclair Television Group Inc., Term Loan B1	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	1,825,946
880	Sinclair Television Group Inc., Term Loan B2B	2.610%	1-Month LIBOR	2.500%	9/30/26	Ba2	857,620
733	Springer Nature Deutschland GmbH, Term Loan B18	3.750%	1-Month LIBOR	3.000%	8/14/26	BB+	733,402
1,052	Virgin Media Bristol LLC, Term Loan N	2.606%	3-Month LIBOR	2.500%	1/31/28	BB+	1,044,173
895	WideOpenWest Finance LLC, Term Loan B	3.500%	3-Month LIBOR	3.000%	12/20/28	BB	898,218
5,518	Ziggo Financing Partnership, Term Loan I	2.606%	1-Month LIBOR	2.500%	4/30/28	BB	5,457,642
60,580	Total Media						59,076,513

	Multiline Retail – 0.5% (0.3% of Total Investments)

313	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	312,600
1,422	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	1,043,766
579	EG America LLC, Term Loan	4.224%	3-Month LIBOR	4.000%	2/05/25	B-	578,356
2,314	Total Multiline Retail						1,934,722

	Office Electronics – 0.0% (0.0% of Total Investments)

180	Pitney Bowes Inc., Term Loan B	4.105%	1-Month LIBOR	4.000%	3/19/28	BBB-	180,743

	Oil, Gas & Consumable Fuels – 2.4% (1.5% of Total Investments)

858	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	858,488
1,125	Buckeye Partners, L.P., Term Loan B	2.354%	1-Month LIBOR	2.250%	11/01/26	BBB-	1,121,979
36	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	36,768
337	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	338,456
2,830	Gulf Finance, LLC, Term Loan, (DD1)	6.840%	1-Month LIBOR	6.750%	8/25/26	B	2,657,375
2,323	QuarterNorth Energy Holding, Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	2,335,057
1,165	TransMontaigne Operating Company L.P., Term Loan B	4.000%	6-Month LIBOR	3.500%	11/05/28	BB	1,168,035
1,608	Traverse Midstream Partners LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,608,388
10,282	Total Oil, Gas & Consumable Fuels						10,124,546

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Paper & Forest Products – 0.9% (0.6% of Total Investments)

$1,876	Asplundh Tree Expert, LLC, Term Loan B	1.855%	1-Month LIBOR	1.750%	9/04/27	BBB-	$1,867,132
1,089	Charter NEX US, Inc. , Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	1,091,978
972	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	973,931
3,937	Total Paper & Forest Products						3,933,041

	Personal Products – 1.1% (0.7% of Total Investments)

748	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	748,925
31	Coty Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	4/05/25	B+	30,485
875	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	871,222
1	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	623
3,680	Revlon Consumer Products Corporation, Term Loan B, (DD1), (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	2,894,775
5,335	Total Personal Products						4,546,030

	Pharmaceuticals – 5.4% (3.4% of Total Investments)

4,355	Bausch Health Companies Inc., Term Loan B	3.105%	1-Month LIBOR	3.000%	6/02/25	BB	4,325,746
2,533	Bausch Health Companies Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/27/25	BB	2,531,290
975	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	976,838
805	Elanco Animal Health Incorporated, Term Loan B	1.852%	1-Month LIBOR	1.750%	8/01/27	BBB-	793,714
1,865	Endo Luxembourg Finance Company I S.a r.l., Term Loan, (DD1)	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	1,821,768
1,202	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	1,205,041
6,219	Jazz Financing Lux S.a.r.l., Term Loan	3.605%	1-Month LIBOR	3.500%	5/05/28	BB+	6,228,887
2,043	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	6.000%	3-Month LIBOR	5.250%	9/24/24	D	1,917,335
614	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	3-Month LIBOR	5.500%	2/24/25	D	576,451
1,928	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	1,929,538
22,539	Total Pharmaceuticals						22,306,608

	Professional Services – 2.0% (1.2% of Total Investments)

597	ASGN Incorporated, Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/02/25	BBB-	597,612
1,032	Ceridian HCM Holding Inc., Term Loan B	2.605%	1-Month LIBOR	2.500%	4/30/25	B+	1,020,969
784	Creative Artists Agency, LLC , Term Loan B	3.855%	1-Month LIBOR	3.750%	11/26/26	B	782,836
2,160	Dun & Bradstreet Corporation (The), Term Loan	3.358%	1-Month LIBOR	3.250%	2/08/26	BB+	2,153,784
2	EAB Global, Inc., Term Loan	4.000%	1-Month LIBOR	3.500%	8/16/28	B2	2,421
968	EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	966,066
1,425	Nielsen Finance LLC, Term Loan B4	2.104%	1-Month LIBOR	2.000%	10/04/23	BBB-	1,426,365
1,306	Trans Union, LLC, Term Loan B6	2.750%	1-Month LIBOR	2.250%	12/01/28	BBB-	1,302,957
8,274	Total Professional Services						8,253,010

	Road & Rail – 2.0% (1.3% of Total Investments)

1,708	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,701,679
1,265	First Student Bidco Inc, Term Loan B	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	1,260,034
468	First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	465,748
1,466	Genesee & Wyoming Inc. (New), Term Loan	2.224%	3-Month LIBOR	2.000%	12/30/26	BB+	1,460,602
1,742	Hertz Corporation, (The), Term Loan B	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	1,744,421
330	Hertz Corporation, (The), Term Loan C	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	330,640
1,444	XPO Logistics, Inc., Term Loan B	1.852%	1-Month LIBOR	1.750%	2/23/25	Baa3	1,435,219
8,423	Total Road & Rail						8,398,343

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 2.2% (1.4% of Total Investments)

$4,071	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	$3,142,882
650	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	649,629
3,578	MKS Instruments Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	3,577,445
1,395	ON Semiconductor Corporation, Term Loan B	2.105%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,397,854
333	Synaptics Incorporated, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	333,250
10,027	Total Semiconductors & Semiconductor Equipment						9,101,060

	Software – 12.2% (7.7% of Total Investments)

986	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	989,992
647	Camelot U.S. Acquisition 1 Co., Term Loan B	3.105%	1-Month LIBOR	3.000%	10/31/26	B1	645,587
495	Camelot U.S. Acquisition 1 Co., Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	494,844
1,985	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,987,074
524	Dynatrace LLC, Term Loan, First Lien	2.355%	1-Month LIBOR	2.250%	8/23/25	BB+	523,854
3,897	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	3,892,203
3,134	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	3,127,498
427	Greenway Health, LLC, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	406,750
3,750	Informatica LLC, Term Loan B	2.875%	1-Month LIBOR	2.750%	10/14/28	BB-	3,743,437
605	iQor US, Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	547,465
1,260	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	1,261,398
1,994	McAfee, LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	9/29/24	B1	1,995,091
4,300	NortonLifeLock Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	4,283,875
1,173	Perforce Software, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	7/01/26	B2	1,167,341
1,496	Polaris Newco LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	1,498,120
2,074	Proofpoint, Inc., Term Loan, First Lien	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	2,066,222
1,472	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	1,466,406
3,424	Seattle SpinCo Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	3,415,535
5,183	Seattle Spinco, Inc., Term Loan B3	2.855%	1-Month LIBOR	2.750%	6/21/24	BB+	5,131,347
1,716	Sophia, L.P., Term Loan B	4.000%	3-Month LIBOR	3.500%	10/07/27	B	1,717,204
1,720	Sophia, L.P., Term Loan, First Lien	4.250%	3-Month LIBOR	3.500%	10/07/27	B	1,721,508
1,036	SS&C European Holdings Sarl, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/16/25	BB+	1,025,740
1,276	SS&C Technologies Inc., Term Loan B3	1.856%	1-Month LIBOR	1.750%	4/16/25	BB+	1,263,583
1,153	Tibco Software Inc., Term Loan B3	3.860%	1-Month LIBOR	3.750%	7/03/26	B+	1,152,756
1,000	Tibco Software Inc., Term Loan, Second Lien	7.360%	1-Month LIBOR	7.250%	3/04/28	CCC+	1,005,625
1,502	Ultimate Software Group Inc (The), Term Loan	3.750%	3-Month LIBOR	3.250%	5/03/26	B1	1,500,290
733	Ultimate Software Group Inc (The), Term Loan B	3.855%	1-Month LIBOR	3.750%	5/03/26	B1	733,063
2,151	ZoomInfo LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	2/01/26	BB	2,152,628
51,113	Total Software						50,916,436

	Specialty Retail – 3.2% (2.0% of Total Investments)

856	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	858,706
1,365	Birkenstock GmbH & Co. KG, Term Loan B	3.750%	6-Month LIBOR	3.250%	4/28/28	BB-	1,364,717
1,456	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	1,442,245
369	LBM Acquisition LLC, Term Loan B2	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	366,719
185	LBM Acquisition LLC, Term Loan B2, (5)	4.250%	3-Month LIBOR	3.750%	12/18/27	B+	183,820
6,537	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB-	6,536,137
1,870	Restoration Hardware, Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	10/15/28	BB	1,866,637
543	Staples, Inc., Term Loan	5.132%	3-Month LIBOR	5.000%	4/12/26	B	519,622
13,181	Total Specialty Retail						13,138,603

	Technology Hardware, Storage & Peripherals – 0.4% (0.2% of Total Investments)

587	NCR Corporation, Term Loan	2.800%	3-Month LIBOR	2.500%	8/28/26	BB+	581,574
992	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	993,671
1,579	Total Technology Hardware, Storage & Peripherals						1,575,245

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)		Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

		Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

$721		CBI Buyer, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	1/06/28	B	$711,983
204		Samsonite International S.A., Term Loan B2	3.750%	1-Month LIBOR	3.000%	4/25/25	Ba2	203,666
925		Total Textiles, Apparel & Luxury Goods						915,649

		Transportation Infrastructure – 0.3% (0.2% of Total Investments)

1,100		KKR Apple Bidco, LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	1,099,081

		Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)

410		Altice Financing SA, Term Loan, First Lien	2.989%	3-Month LIBOR	2.750%	1/31/26	B	405,470
995		GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	996,244
1,405		Total Wireless Telecommunication Services						1,401,714
583,576		Total Variable Rate Senior Loan Interests (cost $574,569,158)						574,135,876

Principal Amount (000)		Description (1)			Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 15.4% (9.7% of Total Investments)

		Airlines – 0.2% (0.1% of Total Investments)
$706		United Airlines Inc, 144A			4.625%	4/15/29	Ba1	$698,566

		Auto Components – 0.8% (0.5% of Total Investments)
1,925		Adient Global Holdings Ltd, 144A			4.875%	8/15/26	B	1,938,475
1,425		Adient US LLC, 144A			9.000%	4/15/25	BB-	1,510,072
3,350		Total Auto Components						3,448,547

		Chemicals – 0.2% (0.2% of Total Investments)

950		Rayonier AM Products Inc, 144A			7.625%	1/15/26	B+	973,750

		Commercial Services & Supplies – 0.6% (0.4% of Total Investments)

305		Prime Security Services Borrower LLC / Prime Finance Inc, 144A			5.750%	4/15/26	BB-	316,102
1,500		Prime Security Services Borrower LLC / Prime Finance Inc, 144A			3.375%	8/31/27	BB-	1,395,360
650		Prime Security Services Borrower LLC / Prime Finance Inc, 144A			6.250%	1/15/28	B-	647,442
2,455		Total Commercial Services & Supplies						2,358,904

		Communications Equipment – 0.4% (0.3% of Total Investments)

1,125		CommScope Inc, 144A			8.250%	3/01/27	B3	1,100,677
600		CommScope Technologies LLC, 144A			5.000%	3/15/27	B3	534,318
1,725		Total Communications Equipment						1,634,995

		Diversified Telecommunication Services – 0.6% (0.4% of Total Investments)

1,850		Frontier Communications Holdings LLC, 144A			5.875%	10/15/27	BB+	1,904,945
595		Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A			7.750%	8/15/28	BB	600,028
2,445		Total Diversified Telecommunication Services						2,504,973

		Electric Utilities – 0.0% (0.0% of Total Investments)

2,980		Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)			6.850%	6/01/34	N/R	3,725
—	(8)	Pacific Gas and Electric Co			0.000%	7/01/40	BBB-	1
2,980		Total Electric Utilities						3,726

		Electronic Equipment, Instruments & Components – 0.2% (0.1% of Total Investments)

1,000		Imola Merger Corp, 144A			4.750%	5/15/29	BB+	972,970

		Energy Equipment & Services – 0.2% (0.1% of Total Investments)

608		Bausch Health Cos Inc, 144A			6.125%	4/15/25	B	619,704

		Entertainment – 0.8% (0.5% of Total Investments)

1,415		AMC Entertainment Holdings Inc, 144A			10.500%	4/15/25	B-	1,494,594
2,166		AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)			10.000%	6/15/26	CCC-	2,019,600
3,581		Total Entertainment						3,514,194

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)

$2,700	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	$2,812,050

	Gas Utilities – 0.1% (0.1% of Total Investments)

250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	243,675
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	217,970
500	Total Gas Utilities				461,645

	Health Care Providers & Services – 2.8% (1.8% of Total Investments)

1,360	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	1,415,685
225	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	238,500
120	HCA Inc	5.375%	2/01/25	Baa3	127,711
3,600	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	3,527,460
1,260	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,198,575
1,225	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	1,102,500
121	Tenet Healthcare Corp	4.625%	7/15/24	B+	121,481
1,000	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	1,041,772
1,060	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,084,603
1,940	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,946,344
11,911	Total Health Care Providers & Services				11,804,631

	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)

706	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	730,548

	Household Durables – 0.0% (0.0% of Total Investments)

205	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	191,675

	Media – 2.5% (1.6% of Total Investments)

950	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	985,625
450	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	466,312
1,880	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa1	869,500
2,750	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	720,156
2,100	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	2,205,000
4	iHeartCommunications Inc	6.375%	5/01/26	B+	4,349
1,127	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,178,167
2,465	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	2,504,440
420	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	2,100
341	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	324,803
1,110	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,176,600
13,597	Total Media				10,437,052

	Metals & Mining – 0.2% (0.1% of Total Investments)

855	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	908,438

	Oil, Gas & Consumable Fuels – 3.2% (2.0% of Total Investments)

668	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	664,660
1,575	Callon Petroleum Co	6.125%	10/01/24	B	1,575,000
2,935	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	2,931,155
1,040	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,047,800
600	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB-	644,820
850	Laredo Petroleum Inc	9.500%	1/15/25	B	867,000
650	Matador Resources Co	5.875%	9/15/26	BB-	658,951
2,768	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	2,812,288
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	218,240
750	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	732,598
1,500	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B	1,053,750
13,586	Total Oil, Gas & Consumable Fuels				13,206,262

	Pharmaceuticals – 0.5% (0.3% of Total Investments)

1,279	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	Caa2	1,263,268
582	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	394,049
230	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	231,438
2,091	Total Pharmaceuticals				1,888,755

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Software – 1.1% (0.7% of Total Investments)

$4,525	Avaya Inc, 144A	6.125%	9/15/28	BB	$4,626,812

	Specialty Retail – 0.1% (0.0% of Total Investments)

200	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	214,546
70,676	Total Corporate Bonds (cost $65,071,992)				64,012,743

Shares	Description (1)				Value

	COMMON STOCKS – 3.8% (2.4% of Total Investments)

	Banks – 0.0% (0.0% of Total Investments)

21,193	iQor US Inc, (9), (10)				$158,948

	Communications Equipment – 0.0% (0.0% of Total Investments)

5,616	Windstream Services PE LLC, (9), (10)				98,280

	Construction & Engineering – 0.0% (0.0% of Total Investments)

2,336	TNT Crane & Rigging Inc, (9), (10)				4,088
1,318	TNT Crane & Rigging Inc, (9), (10)				21,418
	Total Construction & Engineering				25,506

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

16,910	Cengage Learning Holdings II Inc, (9), (10)				279,015

	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)

16,271	Windstream Services PE LLC, (9), (10)				296,946

	Electric Utilities – 0.8% (0.5% of Total Investments)

64,338	Energy Harbor Corp, (9), (10), (11)				3,128,435

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

63,862	Transocean Ltd, (10)				201,165
7,266	Vantage Drilling International, (9), (10)				54,495
	Total Energy Equipment & Services				255,660

	Entertainment – 0.7% (0.5% of Total Investments)

23,363	Metro-Goldwyn-Mayer Inc, (9), (10)				2,975,862

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

50,560	Millennium Health LLC, (7), (10)				26,443
47,462	Millennium Health LLC, (7), (10)				20,076
	Total Health Care Providers & Services				46,519

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

83,129	24 Hour Fitness Worldwide Inc, (9)				155,867
174,788	24 Hour Fitness Worldwide Inc, (9), (10)				174,788
	Total Hotels, Restaurants & Leisure				330,655

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

12,030	Catalina Marketing Corp, (9), (10)				27,068

	Marine – 0.0% (0.0% of Total Investments)

573	ACBL HLDG CORP, (9), (10)				14,325

	Media – 0.0% (0.0% of Total Investments)

7	Cumulus Media Inc, (10)				71
1,318,561	Hibu plc, (9), (10)				6,593
36,087	Tribune Co, (9), (10)				361
	Total Media				7,025

Shares	Description (1)				Value

	Multiline Retail – 0.0% (0.0% of Total Investments)

187	Belk Inc, (9), (10)				$2,680

	Oil, Gas & Consumable Fuels – 1.8% (1.2% of Total Investments)

6,825	California Resources Corp				290,881
56,185	Fieldwood Energy LLC, (9), (10)				5,796,438
21,791	Whiting Petroleum Corp, (10)				1,617,982
	Total Oil, Gas & Consumable Fuels				7,705,301

	Professional Services – 0.1% (0.1% of Total Investments)

70,690	Skillsoft Corp, (10)				524,520
	Total Common Stocks (cost $23,068,189)				15,876,745

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 1.1% ( 0.7% of Total Investments)

$250	Battalion CLO XI Ltd, 144A, (3-Month LIBOR reference rate + 6.850% spread), (12)	6.974%	4/24/34	Ba3	$249,338
800	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (12)	6.501%	7/15/30	Ba3	789,542
1,000	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 6.100% spread), (12)	6.255%	11/16/34	BB-	998,141
750	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (12)	6.641%	10/15/30	Ba3	751,059
500	GoldenTree Loan Opportunities IX Ltd, 144A, (3-Month LIBOR reference rate + 5.660% spread), (12)	5.959%	10/29/29	BB-	487,918
500	KKR CLO 30 Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (12)	6.641%	10/17/31	Ba3	497,042
250	Magnetite XXVII Ltd, 144A, (3-Month LIBOR reference rate + 6.000% spread), (12)	6.254%	10/20/34	Ba3	248,753
400	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (12)	5.854%	4/20/30	BB-	394,854
4,450	Total Asset-Backed Securities (cost $4,439,463)				4,416,647

Shares	Description (1)				Value

	WARRANTS – 0.7% (0.5% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

15,619	Avaya Holdings Corp, (9)				$35,299

	Marine – 0.0% (0.0% of Total Investments)

603	ACBL HLDG CORP, (9)				15,075
2,243	ACBL HLDG CORP, (9)				56,636
1,706	ACBL HLDG CORP, (9)				46,062
13,458	American Commercial Barge Line LLC, (9)				3,364
	Total Marine				121,137

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

10,236	American Commercial Barge Line LLC, (9)				3,583

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

314	California Resources Corp				4,710
25,425	Fieldwood Energy LLC, (9)				2,623,021
17,255	Fieldwood Energy LLC, (9)				140,059
33,231	Fieldwood Energy LLC, (9)				175,027
	Total Oil, Gas & Consumable Fuels				2,942,817

	Entertainment – 0.0% (0.0% of Total Investments)

138,768	Cineworld Warrant, (9)				21,232
	Total Warrants (cost $1,926,942)				3,124,068

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.0% of Total Investments)

	Communications Equipment – 0.1% (0.0% of Total Investments)

15,089	Riverbed Technology, Inc., (9), (10)	0.000%	N/R	$255,004

	Marine – 0.0% (0.0% of Total Investments)
2,133	ACBL HLDG CORP, (9), (10)	0.000%	N/R	53,858
2,428	ACBL HLDG CORP, (9), (10)	0.000%	N/R	65,556
	Total Marine			119,414
	Total Convertible Preferred Securities (cost $378,983)			374,418
	Total Long-Term Investments (cost $669,454,727)			661,940,497
	Borrowings – (39.5)% (13), (14)			(164,500,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (17.9)% (15)			(74,691,988)
	Other Assets Less Liabilities – (1.4)%			(5,899,536)
	Net Assets Applicable to Common Shares – 100%			$416,848,973

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Principal Amount (000) rounds to less than $1,000.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass Through Trust.

(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 24.9%.

(14)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.3%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

JSD	Nuveen Short Duration Credit Opportunities Fund Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 158.9% (97.8% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 138.8% (85.4% of Total Investments) (2)

	Aerospace & Defense – 1.6% (1.0% of Total Investments)

$503	Maxar Technologies Ltd., Term Loan B	2.860%	1-Month LIBOR	2.750%	10/05/24	B	$499,209
1,817	TransDigm, Inc., Term Loan F	2.355%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,800,432
246	TransDigm, Inc., Term Loan G	2.355%	1-Month LIBOR	2.250%	8/22/24	Ba3	244,526
2,566	Total Aerospace & Defense						2,544,167

	Airlines – 2.4% (1.5% of Total Investments)

609	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	632,865
155	American Airlines, Inc., Term Loan	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	153,758
763	American Airlines, Inc., Term Loan, First Lien	1.855%	1-Month LIBOR	1.750%	1/29/27	Ba3	737,583
732	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	716,559
700	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	740,295
744	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	746,441
3,703	Total Airlines						3,727,501

	Auto Components – 1.4% (0.8% of Total Investments)

82	Adient US LLC, Term Loan B	3.605%	1-Month LIBOR	3.500%	4/08/28	BB-	82,245
845	Clarios Global LP, Term Loan B	3.355%	1-Month LIBOR	3.250%	4/30/26	B1	842,461
34	DexKo Global Inc., Term Loan, (5)	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	33,607
176	DexKo Global Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	176,437
85	Driven Holdings, LLC, Term Loan B	3.517%	3-Month LIBOR	3.000%	12/17/28	B2	84,894
495	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	494,844
449	Superior Industries International, Inc., Term Loan, First Lien	4.105%	1-Month LIBOR	4.000%	5/23/24	Ba3	449,357
2,166	Total Auto Components						2,163,845

	Banks – 0.1% (0.1% of Total Investments)

125	iQor US, Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	B1	127,132

	Beverages – 1.4% (0.9% of Total Investments)

406	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	405,478
709	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	709,091
311	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B1	298,382
784	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	779,434
2,210	Total Beverages						2,192,385

	Biotechnology – 0.5% (0.3% of Total Investments)

848	Grifols Worldwide Operations USA, Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	11/15/27	BB+	839,255

	Building Products – 2.4% (1.5% of Total Investments)

200	Anticimex International AB, Term Loan B1	4.000%	3-Month LIBOR	3.500%	11/16/28	B	200,281
1,149	Chamberlain Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.500%	10/22/28	B+	1,148,282
751	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	751,088
250	Griffon Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	250,104
377	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	375,101
568	Quikrete Holdings, Inc., Term Loan, First Lien	2.605%	1-Month LIBOR	2.500%	1/31/27	BB-	563,394
53	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	53,257
53	Resideo Funding Inc., Term Loan	2.750%	2-Month LIBOR	2.250%	2/12/28	BBB-	53,257

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Building Products (continued)

$281	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	$279,754
145	SRS Distribution Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	145,182
3,827	Total Building Products						3,819,700

	Capital Markets – 2.7% (1.6% of Total Investments)

1,095	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	1,084,734
147	RPI Intermediate Finance Trust, Term Loan B1	1.855%	1-Month LIBOR	1.750%	2/11/27	BBB-	147,555
2,305	Sequa Mezzanine Holdings L.L.C., Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,325,133
611	Sequa Mezzanine Holdings L.L.C., Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	610,684
4,158	Total Capital Markets						4,168,106

	Chemicals – 1.3% (0.8% of Total Investments)

212	ASP Unifrax Holdings Inc, Term Loan B	3.974%	3-Month LIBOR	3.750%	12/14/25	BB	210,650
553	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	552,597
545	Diamond (BC) B.V., Term Loan B	3.500%	1-Month LIBOR	3.000%	9/29/28	Ba3	544,395
323	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	323,123
411	Ineos US Finance LLC, Term Loan B	2.105%	1-Month LIBOR	2.000%	3/31/24	BBB-	408,683
40	KRATON Polymers US LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	40,200
2,084	Total Chemicals						2,079,648

	Commercial Services & Supplies – 6.3% (3.9% of Total Investments)

248	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	248,797
265	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	259,762
350	Clean Harbors Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	10/08/28	BBB-	350,394
377	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	377,171
28	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	28,252
3,068	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	3,062,545
289	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	BB+	289,680
645	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	646,870
274	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	270,780
497	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	496,413
504	PAE Holding Corporation, Term Loan B	5.250%	1-Month LIBOR	4.500%	10/19/27	B	505,024
177	Prime Security Services Borrower, LLC, Term Loan	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	176,853
312	Prime Security Services Borrower, LLC, Term Loan	3.500%	6-Month LIBOR	2.750%	9/23/26	BB-	310,919
68	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	68,354
496	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	496,729
1,323	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B-	1,361,728
289	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	269,215
726	WEX Inc., Term Loan	2.355%	1-Month LIBOR	2.250%	4/01/28	Ba2	722,452
9,936	Total Commercial Services & Supplies						9,941,938

	Communications Equipment – 1.9% (1.2% of Total Investments)

324	CommScope, Inc., Term Loan B	3.355%	1-Month LIBOR	3.250%	4/04/26	Ba3	319,086
248	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B	247,636
1,342	MLN US HoldCo LLC, Term Loan, First Lien	4.602%	1-Month LIBOR	4.500%	11/30/25	B3	1,318,567
512	Plantronics Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	7/02/25	Ba2	504,754
578	Riverbed Technology, Inc., Term Loan	7.000%	3-Month LIBOR	6.000%	12/07/26	N/R	564,892
66	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	65,932
3,070	Total Communications Equipment						3,020,867

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Construction & Engineering – 1.6% (1.0% of Total Investments)

$224	AECOM, Term Loan B	1.855%	1-Month LIBOR	1.750%	4/13/28	BBB-	$224,435
309	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	310,901
932	Brown Group Holding, LLC, Term Loan B	3.000%	3-Month LIBOR	2.500%	4/22/28	B+	928,289
390	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	390,546
249	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/22/28	B	248,401
143	Pike Corporation, Term Loan B	3.110%	1-Month LIBOR	3.000%	1/21/28	Ba3	142,272
190	ZURN LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	190,074
2,437	Total Construction & Engineering						2,434,918

	Consumer Finance – 0.8% (0.5% of Total Investments)

1,225	FleetCor Technologies Operating Co LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,215,966

	Containers & Packaging – 2.0% (1.2% of Total Investments)

660	Berry Global, Inc., Term Loan Z	1.854%	1-Month LIBOR	1.750%	7/01/26	BBB-	653,195
219	Grinding Media Inc., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/12/28	B	220,000
718	Reynolds Consumer Products LLC, Term Loan	1.855%	1-Month LIBOR	1.750%	2/04/27	BBB-	713,374
349	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	348,962
346	Reynolds Group Holdings Inc. , Term Loan B2	3.355%	1-Month LIBOR	3.250%	2/05/26	B+	343,529
841	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	837,417
3,133	Total Containers & Packaging						3,116,477

	Distributors – 0.6% (0.4% of Total Investments)

499	Core & Main LP, Term Loan B	2.608%	1-Month LIBOR	2.500%	6/10/28	Ba3	496,880
404	Univar Solutions USA Inc., Term Loan B6	2.105%	1-Month LIBOR	2.000%	6/03/28	BBB-	403,320
903	Total Distributors						900,200

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

968	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	972,026

	Diversified Financial Services – 2.1% (1.3% of Total Investments)

146	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	146,795
41	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	40,909
135	Bengal Debt Merger Sub LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	136,384
817	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	164,996
1,471	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/30/28	BB+	1,459,837
218	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	217,913
329	Lions Gate Capital Holdings LLC, Term Loan B	2.354%	1-Month LIBOR	2.250%	3/24/25	Ba2	327,785
749	Verscend Holding Corp., Term Loan B	4.105%	1-Month LIBOR	4.000%	8/27/25	BB-	749,584
3,906	Total Diversified Financial Services						3,244,203

	Diversified Telecommunication Services – 4.2% (2.6% of Total Investments)

374	Altice France S.A., Term Loan B12	3.927%	3-Month LIBOR	3.688%	1/31/26	B	372,235
1,347	Altice France S.A., Term Loan B13	4.106%	2-Month LIBOR	4.000%	8/14/26	B	1,344,626
2,576	CenturyLink, Inc., Term Loan B	2.355%	1-Month LIBOR	2.250%	3/15/27	BBB-	2,537,923
335	Cincinnati Bell, Inc., Term Loan B2	3.750%	3-Month LIBOR	3.250%	11/23/28	B+	335,586
429	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	429,264
1,304	Frontier Communications Corp., Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	1,304,310
1	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	667
312	Intelsat Jackson Holdings, S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	312,028
6,678	Total Diversified Telecommunication Services						6,636,639

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electric Utilities – 0.7% (0.5% of Total Investments)

$367	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	$366,876
246	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	241,941
564	Vistra Operations Company LLC, Term Loan B3, First Lien	1.855%	1-Month LIBOR	1.750%	12/31/25	BBB-	559,352
1,177	Total Electric Utilities						1,168,169

	Electrical Equipment – 1.2% (0.7% of Total Investments)

714	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	707,367
1,114	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	1,114,634
1,828	Total Electrical Equipment						1,822,001

	Electronic Equipment, Instruments & Components – 0.7% (0.5% of Total Investments)

750	II-VI Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	750,236
405	TTM Technologies, Inc., Term Loan	2.602%	1-Month LIBOR	2.500%	9/28/24	BB+	405,280
1,155	Total Electronic Equipment, Instruments & Components						1,155,516

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

375	Freeport LNG Investments, LLLP, Term Loan B	4.000%	3-Month LIBOR	3.500%	12/21/28	B+	373,929

	Entertainment – 2.5% (1.5% of Total Investments)

176	AMC Entertainment Holdings, Inc. , Term Loan B	3.104%	1-Month LIBOR	3.000%	4/22/26	B-	157,489
1,273	Crown Finance US, Inc., Term Loan, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	971,933
115	Crown Finance US, Inc., Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	85,876
101	Crown Finance US, Inc., Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	107,589
425	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.610%	1-Month LIBOR	2.500%	7/03/25	BB-	425,487
400	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	400,750
340	NASCAR Holdings, Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	10/18/26	BB+	339,072
745	Virgin Media Bristol LLC, Term Loan Q	3.356%	3-Month LIBOR	3.250%	1/31/29	BB+	744,885
668	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.860%	1-Month LIBOR	2.750%	5/16/25	B	657,540
4,243	Total Entertainment						3,890,621

	Equity Real Estate Investment Trust – 0.1% (0.0% of Total Investments)

120	Installed Building Products, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	12/14/28	BB+	120,275

	Food & Staples Retailing – 0.4% (0.2% of Total Investments)

70	BJ’s Wholesale Club, Inc., Term Loan, First Lien	2.113%	1-Month LIBOR	2.000%	2/03/24	BB+	70,364
250	CHG PPC Parent LLC, Term Loan	3.500%	3-Month LIBOR	3.000%	12/08/28	B1	249,896
305	US Foods, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/22/28	BB	304,787
625	Total Food & Staples Retailing						625,047

	Food Products – 0.8% (0.5% of Total Investments)

491	American Seafoods Group LLC, Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	490,450
148	Froneri International Ltd., Term Loan	2.355%	1-Month LIBOR	2.250%	1/31/27	B+	146,045
400	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	399,584
293	UTZ Quality Foods, LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	1/20/28	B1	292,463
1,332	Total Food Products						1,328,542

	Health Care Equipment & Supplies – 3.2% (1.9% of Total Investments)

1,302	Carestream Health, Inc., Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	1,307,311
2,609	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	2,601,055
528	Viant Medical Holdings, Inc., Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	7/02/25	B3	503,710
703	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	551,857
5,142	Total Health Care Equipment & Supplies						4,963,933

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services – 8.8% (5.4% of Total Investments)

$485	ADMI Corp., Term Loan B2	3.875%	1-Month LIBOR	3.375%	12/23/27	B	$482,717
748	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	750,347
240	BW NHHC Holdco, Inc., Term Loan, First Lien	5.160%	3-Month LIBOR	5.000%	5/15/25	Caa1	204,613
190	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	189,964
198	DaVita, Inc. , Term Loan B	1.855%	1-Month LIBOR	1.750%	8/12/26	BBB-	196,538
664	Envision Healthcare Corporation, Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	10/10/25	CCC+	517,007
745	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	744,226
100	Global Medical Response, Inc., Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	99,743
990	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.250%	10/02/25	B	991,242
265	ICU Medical Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	265,994
40	Medical Solutions Holdings, Inc., Term Loan, (5)	3.500%	3-Month LIBOR	3.500%	11/01/28	B1	39,994
210	Medical Solutions Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.500%	11/01/28	B1	209,967
202	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B	200,556
227	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B	224,923
23	National Mentor Holdings, Inc., Term Loan, (5)	3.750%	3-Month LIBOR	3.750%	3/02/28	B	22,674
6	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B	6,080
652	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	654,984
919	Phoenix Guarantor Inc, Term Loan B	3.355%	1-Month LIBOR	3.250%	3/05/26	B1	914,657
496	Phoenix Guarantor Inc, Term Loan B3	3.604%	1-Month LIBOR	3.500%	3/05/26	B1	495,235
103	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	99,091
2,389	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	11/16/25	B1	2,385,973
1,408	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,402,996
1,485	Surgery Center Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	1,485,501
1,267	Team Health Holdings, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,226,298
14,052	Total Health Care Providers & Services						13,811,320

	Health Care Technology – 2.3% (1.4% of Total Investments)

992	Carestream Health, Inc., Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	8.000%	3-Month LIBOR	8.000%	8/05/23	CCC+	971,297
1,299	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	1,298,732
833	Zelis Healthcare Corporation, Term Loan	3.602%	1-Month LIBOR	3.500%	9/30/26	B	831,219
67	Zelis Healthcare Corporation, Term Loan, (5)	0.000%	N/A	N/A	9/30/26	B	66,292
366	Zelis Healthcare Corporation, Term Loan B	3.602%	1-Month LIBOR	3.500%	9/30/26	B	363,686
3,557	Total Health Care Technology						3,531,226

	Hotels, Restaurants & Leisure – 16.1% (9.9% of Total Investments)

240	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 0.220%, PIK 5.000%)	5.220%	3-Month LIBOR	5.000%	12/29/25	B3	177,341
96	24 Hour Fitness Worldwide, Inc., Exit Term Loan	0.000%	N/A	N/A	9/29/26	N/R	95,270
198	Alterra Mountain Company, Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	198,038
2,651	B.C. Unlimited Liability Company, Term Loan B4	1.855%	1-Month LIBOR	1.750%	11/19/26	BB+	2,618,085
214	Boyd Gaming Corporation, Term Loan B3	2.354%	1-Month LIBOR	2.250%	9/15/23	BB	213,887
3,795	Caesars Resort Collection, LLC, Term Loan B, First Lien	2.855%	1-Month LIBOR	2.750%	12/22/24	B+	3,778,919
370	Caesars Resort Collection, LLC, Term Loan B1	3.605%	1-Month LIBOR	3.500%	7/20/25	B+	370,544
363	Carnival Corporation, Term Loan B	3.750%	3-Month LIBOR	3.000%	6/30/25	Ba2	360,708
450	Carnival Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/18/28	Ba2	446,812
481	Churchill Downs Incorporated, Term Loan B1	2.110%	1-Month LIBOR	2.000%	3/17/28	BBB-	479,486
1,787	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	1,723,682
179	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	8.250%	3-Month LIBOR	8.250%	5/23/24	B-	212,168

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$2,010	Equinox Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	$1,918,780
2,006	Golden Nugget LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	2,015,118
1,081	Golden Nugget, LLC, Term Loan B	3.250%	2-Month LIBOR	2.500%	10/04/23	B	1,085,969
1,163	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B+	1,165,251
418	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	423,193
405	PCI Gaming Authority, Term Loan	2.605%	1-Month LIBOR	2.500%	5/31/26	BBB-	403,198
868	Penn National Gaming, Inc., Term Loan, First Lien	3.000%	1-Month LIBOR	2.250%	10/15/25	BB	868,295
2,211	Scientific Games International, Inc., Term Loan B5	2.855%	1-Month LIBOR	2.750%	8/14/24	B+	2,206,550
499	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	499,194
1,833	Stars Group Holdings B.V. (The), Term Loan	2.474%	3-Month LIBOR	2.250%	7/10/25	BBB	1,830,659
1,449	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,438,941
750	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	6-Month LIBOR	3.250%	10/01/28	BB+	750,364
25,517	Total Hotels, Restaurants & Leisure						25,280,452

	Household Durables – 1.2% (0.8% of Total Investments)

117	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	117,126
933	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	4.500%	1-Month LIBOR	4.000%	7/30/28	B	937,011
121	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	Caa1	120,582
47	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	47,372
489	Serta Simmons Bedding, LLC, Term Loan, (DD1), (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	469,007
213	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	213,309
6	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	6,459
1,926	Total Household Durables						1,910,866

	Household Products – 0.2% (0.1% of Total Investments)

290	Illuminate Merger Sub Corp., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	288,419

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

324	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	324,158

	Insurance – 3.0% (1.9% of Total Investments)

1,502	Acrisure, LLC, Term Loan B	3.724%	3-Month LIBOR	3.500%	2/15/27	B	1,486,445
499	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	498,790
1,147	Asurion LLC, Term Loan B4, Second Lien, (DD1)	5.355%	1-Month LIBOR	5.250%	1/15/29	B	1,149,873
348	Asurion LLC, Term Loan B8	3.355%	1-Month LIBOR	3.250%	12/23/26	Ba3	346,376
299	Broadstreet Partners, Inc., Term Loan B2	3.750%	1-Month LIBOR	3.250%	1/27/27	B1	297,567
631	Hub International Limited, Term Loan B	3.017%	3-Month LIBOR	2.750%	4/25/25	B	625,003
186	Hub International Limited, Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.250%	4/25/25	B	185,494
173	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	172,848
4,785	Total Insurance						4,762,396

	Interactive Media & Services – 1.8% (1.1% of Total Investments)

1,015	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,009,407
785	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	778,731
970	WeddingWire, Inc., Term Loan, First Lien	4.605%	1-Month LIBOR	4.500%	12/21/25	B+	972,018
2,770	Total Interactive Media & Services						2,760,156

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet & Direct Marketing Retail – 0.5% (0.3% of Total Investments)

$744	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.500%	11/08/27	B	$745,365

	Internet Software & Services – 1.5% (0.9% of Total Investments)

644	Banff Merger Sub Inc, Term Loan	3.974%	3-Month LIBOR	3.750%	10/02/25	B2	642,910
1,698	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	1,699,917
2,342	Total Internet Software & Services						2,342,827

	IT Services – 6.0% (3.7% of Total Investments)

924	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	924,646
165	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	164,562
199	DTI Holdco, Inc., Term Loan B	5.750%	1-Month LIBOR	4.750%	9/30/23	CCC+	197,462
1,622	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	1,524,385
479	KBR, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	2/07/27	Ba1	480,466
748	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	746,722
248	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	247,796
1,478	Sabre GLBL Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,459,633
1,808	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,805,609
576	Syniverse Holdings, Inc., Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	575,462
841	Tempo Acquisition LLC, Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	844,073
499	Vision Solutions, Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	5/28/28	B2	498,438
9,587	Total IT Services						9,469,254

	Leisure Products – 0.4% (0.2% of Total Investments)

159	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	158,824
55	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB-	54,545
91	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	90,909
318	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB-	318,183
623	Total Leisure Products						622,461

	Life Sciences Tools & Services – 3.0% (1.9% of Total Investments)

240	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	239,513
1,589	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	1,587,733
399	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	398,673
2,534	Parexel International Corporation, Term Loan, First Lien, (DD1)	4.000%	1-Month LIBOR	3.500%	11/15/28	B1	2,537,370
4,762	Total Life Sciences Tools & Services						4,763,289

	Machinery – 2.7% (1.7% of Total Investments)

1,100	Ali Group Srl, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	1,095,072
735	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	736,073
681	Gardner Denver, Inc., Term Loan B2	1.855%	1-Month LIBOR	1.750%	2/28/27	BB+	675,691
336	Standard Industries Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	336,657
928	Vertical US Newco Inc, Term Loan B, (DD1)	4.019%	6-Month LIBOR	3.500%	7/31/27	B+	930,140
491	Vertiv Group Corporation, Term Loan B	2.852%	1-Month LIBOR	2.750%	3/02/27	BB-	489,649
4,271	Total Machinery						4,263,282

	Marine – 0.6% (0.4% of Total Investments)

978	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	CCC+	897,853

	Media – 10.1% (6.2% of Total Investments)

80	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	79,329
506	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	505,717

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$80	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	6.500%	3-Month LIBOR	6.000%	12/20/29	CCC+	$81,100
65	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	61,410
117	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	52,192
2,243	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.799%	3-Month LIBOR	3.500%	8/21/26	B1	2,216,028
6	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.605%	1-Month LIBOR	3.500%	8/21/26	B1	5,682
217	CSC Holdings, LLC, Term Loan	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	213,761
708	CSC Holdings, LLC, Term Loan B1	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	699,301
1,500	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	BB	1,488,304
113	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	113,718
485	Diamond Sports Group, LLC, Term Loan	3.360%	1-Month LIBOR	3.250%	8/24/26	Caa1	200,603
2,071	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	2,076,832
151	Dotdash Meredith Inc, Term Loan B	4.500%	3-Month LIBOR	4.000%	12/01/28	BB-	151,189
486	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	485,655
415	Gray Television, Inc., Term Loan B	2.606%	1-Month LIBOR	2.500%	2/07/24	BB+	414,170
3	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	3,000
1,293	iHeartCommunications, Inc., Term Loan	3.105%	1-Month LIBOR	3.000%	5/01/26	B+	1,288,257
1,254	Intelsat Jackson Holdings S.A., Term Loan, (5), (6)	3.600%	3-Month LIBOR	3.600%	7/13/22	N/R	1,257,258
8	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	8,331
149	LCPR Loan Financing LLC, Term Loan B	3.856%	3-Month LIBOR	3.750%	10/15/28	BB+	149,779
599	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	597,874
671	Nexstar Broadcasting, Inc., Term Loan B3	2.355%	1-Month LIBOR	2.250%	1/17/24	BBB-	670,403
518	Nexstar Broadcasting, Inc., Term Loan B4	2.602%	1-Month LIBOR	2.500%	9/19/26	BBB-	516,677
155	Radiate Holdco, LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/25/26	B1	154,927
103	Red Ventures, LLC, Term Loan B2	2.605%	1-Month LIBOR	2.500%	11/08/24	BB+	102,598
336	Sinclair Television Group Inc., Term Loan B1	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	330,133
342	Sinclair Television Group Inc., Term Loan B2B	2.610%	1-Month LIBOR	2.500%	9/30/26	Ba2	333,519
456	Springer Nature Deutschland GmbH, Term Loan B18	3.750%	1-Month LIBOR	3.000%	8/14/26	BB+	456,161
1,097	Ziggo Financing Partnership, Term Loan I	2.606%	1-Month LIBOR	2.500%	4/30/28	BB	1,084,900
16,227	Total Media						15,798,808

	Multiline Retail – 0.8% (0.5% of Total Investments)

234	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	233,430
1,062	Belk, Inc., Term Loan	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	779,418
249	EG America LLC, Term Loan	4.224%	3-Month LIBOR	4.000%	2/05/25	B-	248,958
1,545	Total Multiline Retail						1,261,806

	Office Electronics – 0.0% (0.0% of Total Investments)

63	Pitney Bowes Inc., Term Loan B	4.105%	1-Month LIBOR	4.000%	3/19/28	BBB-	62,734

	Oil, Gas & Consumable Fuels – 3.0% (1.9% of Total Investments)

643	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	643,866
835	Buckeye Partners, L.P., Term Loan B	2.354%	1-Month LIBOR	2.250%	11/01/26	BBB-	832,671
826	Gulf Finance, LLC, Term Loan, (DD1)	6.840	1-Month LIBOR	6.750	8/25/26	B	775,234
864	QuarterNorth Energy Holding, Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	868,711
435	TransMontaigne Operating Company L.P., Term Loan B	4.000%	6-Month LIBOR	3.500%	11/05/28	BB	436,133
1,215	Traverse Midstream Partners LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,215,120
4,818	Total Oil, Gas & Consumable Fuels						4,771,735

Principal Amount (000)		Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

		Paper & Forest Products – 1.0% (0.6% of Total Investments)

$701		Asplundh Tree Expert, LLC, Term Loan B	1.855%	1-Month LIBOR	1.750%	9/04/27	BBB-	$697,718
421		Charter NEX US, Inc. , Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	421,901
389		Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	389,572
1,511		Total Paper & Forest Products						1,509,191

		Personal Products – 1.5% (0.9% of Total Investments)

250		Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	249,642
73		Coty Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	4/05/25	B+	72,044
328		Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	326,708
—	(7)	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	81
2,146		Revlon Consumer Products Corporation, Term Loan B, (DD1), (8)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	1,688,110
2,797		Total Personal Products						2,336,585

		Pharmaceuticals – 6.3% (3.9% of Total Investments)

1,686		Bausch Health Companies Inc., Term Loan B	3.105%	1-Month LIBOR	3.000%	6/02/25	BB	1,674,982
870		Bausch Health Companies Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/27/25	BB	869,391
488		Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	488,419
313		Elanco Animal Health Incorporated, Term Loan B	1.852%	1-Month LIBOR	1.750%	8/01/27	BBB-	308,148
1,427		Endo Luxembourg Finance Company I S.a r.l., Term Loan, (DD1)	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	1,394,362
802		Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	804,270
1,990		Jazz Financing Lux S.a.r.l., Term Loan	3.605%	1-Month LIBOR	3.500%	5/05/28	BB+	1,993,244
943		Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	6.000%	3-Month LIBOR	5.250%	9/24/24	D	885,265
488		Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	3-Month LIBOR	5.500%	2/24/25	D	458,043
964		Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	964,769
9,971		Total Pharmaceuticals						9,840,893

		Professional Services – 2.2% (1.4% of Total Investments)
958		Ceridian HCM Holding Inc., Term Loan B	2.605%	1-Month LIBOR	2.500%	4/30/25	B+	948,150
318		Creative Artists Agency, LLC , Term Loan B	3.855%	1-Month LIBOR	3.750%	11/26/26	B	318,027
416		Dun & Bradstreet Corporation (The), Term Loan	3.358%	1-Month LIBOR	3.250%	2/08/26	BB+	414,466
2		EAB Global, Inc., Term Loan	4.000%	1-Month LIBOR	3.500%	8/16/28	B2	1,816
725		EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	724,549
495		Nielsen Finance LLC, Term Loan B4	2.104%	1-Month LIBOR	2.000%	10/04/23	BBB-	495,022
565		Trans Union, LLC, Term Loan B6	2.750%	1-Month LIBOR	2.250%	12/01/28	BBB-	563,489
3,479		Total Professional Services						3,465,519

		Road & Rail – 2.3% (1.4% of Total Investments)

373		Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	372,105
433		First Student Bidco Inc, Term Loan B	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	430,894
159		First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	158,640
983		Genesee & Wyoming Inc. (New), Term Loan	2.224%	3-Month LIBOR	2.000%	12/30/26	BB+	978,703
757		Hertz Corporation, (The), Term Loan B	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	757,806
144		Hertz Corporation, (The), Term Loan C	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	143,827
722		XPO Logistics, Inc., Term Loan B	1.852%	1-Month LIBOR	1.750%	2/23/25	Baa3	717,609
3,571		Total Road & Rail						3,559,584

		Semiconductors & Semiconductor Equipment – 2.2% (1.3% of Total Investments)

1,745		Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	1,346,507
433		CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	433,086
812		MKS Instruments Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	811,874
697		ON Semiconductor Corporation, Term Loan B	2.105%	1-Month LIBOR	2.000%	9/19/26	Baa3	698,927

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment (continued)

$125	Synaptics Incorporated, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$125,094
3,812	Total Semiconductors & Semiconductor Equipment						3,415,488

	Software – 12.7% (7.8% of Total Investments)

659	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	661,653
255	Camelot U.S. Acquisition 1 Co., Term Loan B	3.105%	1-Month LIBOR	3.000%	10/31/26	B1	254,322
1,241	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,241,921
200	Dynatrace LLC, Term Loan, First Lien	2.355%	1-Month LIBOR	2.250%	8/23/25	BB+	199,789
1,619	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	1,616,798
682	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	680,891
156	Greenway Health, LLC, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	148,899
1,400	Informatica LLC, Term Loan B	2.875%	1-Month LIBOR	2.750%	10/14/28	BB-	1,397,550
346	iQor US, Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	312,837
441	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	441,555
643	McAfee, LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	9/29/24	B1	643,068
1,750	NortonLifeLock Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,743,438
440	Perforce Software, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	7/01/26	B2	437,753
748	Polaris Newco LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	749,060
690	Proofpoint, Inc., Term Loan, First Lien	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	687,413
549	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	546,795
1,215	Seattle SpinCo Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,212,139
1,840	Seattle Spinco, Inc., Term Loan B3	2.855%	1-Month LIBOR	2.750%	6/21/24	BB+	1,821,063
542	Sophia, L.P., Term Loan B	4.000%	3-Month LIBOR	3.500%	10/07/27	B	542,752
416	SS&C European Holdings Sarl, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/16/25	BB+	412,107
513	SS&C Technologies Inc., Term Loan B3	1.856%	1-Month LIBOR	1.750%	4/16/25	BB+	507,664
955	SS&C Technologies Inc., Term Loan B5	1.855%	1-Month LIBOR	1.750%	4/16/25	BB+	946,657
440	Tibco Software Inc., Term Loan B3	3.860%	1-Month LIBOR	3.750%	7/03/26	B+	440,309
870	Ultimate Software Group Inc (The), Term Loan	3.750%	3-Month LIBOR	3.250%	5/03/26	B1	869,320
489	Ultimate Software Group Inc (The), Term Loan B	3.855%	1-Month LIBOR	3.750%	5/03/26	B1	488,708
829	ZoomInfo LLC, Term Loan B	3.105%	1-Month LIBOR	3.000%	2/01/26	BB	829,874
19,928	Total Software						19,834,335

	Specialty Retail – 3.3% (2.0% of Total Investments)

372	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	373,351
515	Birkenstock GmbH & Co. KG, Term Loan B	3.750%	6-Month LIBOR	3.250%	4/28/28	BB-	514,255
549	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	543,312
137	LBM Acquisition LLC, Term Loan B2	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	136,361
69	LBM Acquisition LLC, Term Loan B2, (5)	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	68,352
2,736	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB-	2,735,826
648	Restoration Hardware, Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	10/15/28	BB	647,101
202	Staples, Inc., Term Loan	5.132%	3-Month LIBOR	5.000%	4/12/26	B	193,677
5,228	Total Specialty Retail						5,212,235

	Technology Hardware, Storage & Peripherals – 0.6% (0.3% of Total Investments)

391	NCR Corporation, Term Loan	2.800%	3-Month LIBOR	2.500%	8/28/26	BB+	387,716
496	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	496,835
887	Total Technology Hardware, Storage & Peripherals						884,551

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

269	CBI Buyer, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	1/06/28	B	265,152

	Transportation Infrastructure – 0.3% (0.2% of Total Investments)

400	KKR Apple Bidco, LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	399,666

	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)

498	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	498,122
221,472	Total Variable Rate Senior Loan Interests (cost $217,630,954)						217,482,734

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 15.8% (9.7% of Total Investments)

	Airlines – 0.2% (0.1% of Total Investments)

$267	United Airlines Inc, 144A	4.625%	4/15/29	Ba1	$264,188

	Auto Components – 0.5% (0.5% of Total Investments)

730	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	735,110

	Pharmaceuticals – 0.4% (3.9% of Total Investments)

530	Adient US LLC, 144A	9.000%	4/15/25	BB-	561,641

	Chemicals – 0.3% (0.2% of Total Investments)

380	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	389,500

	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)

115	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	119,186
500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB-	465,120
250	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	249,016
865	Total Commercial Services & Supplies				833,322

	Communications Equipment – 0.2% (0.1% of Total Investments)

375	CommScope Inc, 144A	8.250%	3/01/27	B3	366,893

	Diversified Telecommunication Services – 0.6% (0.4% of Total Investments)

701	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	721,820
220	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	BB	221,859
921	Total Diversified Telecommunication Services				943,679

	Electric Utilities – 0.0% (0.0% of Total Investments)

1,175	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	1,469

	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)

400	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	389,188

	Energy Equipment & Services – 0.0% (0.1% of Total Investments)

228	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	232,389

	Entertainment – 1.0% (0.6% of Total Investments)

500	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B-	528,125
1,046	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	10.000%	6/15/26	CCC-	975,301
1,546	Total Entertainment				1,503,426

	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)

1,035	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	1,077,952

	Gas Utilities – 0.2% (0.1% of Total Investments)

150	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	146,205
150	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	130,782
300	Total Gas Utilities				276,987

	Health Care Providers & Services – 2.7% (1.6% of Total Investments)

510	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	530,882
100	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	106,000
50	HCA Inc	5.375%	2/01/25	Baa3	53,213
1,000	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	979,850
485	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	461,356
550	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	495,000
51	Tenet Healthcare Corp	4.625%	7/15/24	B+	51,203
250	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	260,443
485	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	496,257
725	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	727,371
4,206	Total Health Care Providers & Services				4,161,575

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)

$267	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	$276,284

	Household Durables – 0.0% (0.0% of Total Investments)

80	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	74,800

	Media – 2.8% (1.8% of Total Investments)

300	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	311,250
175	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	181,344
1,030	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa1	476,375
1,775	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	464,828
910	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	955,500
2	iHeartCommunications Inc	6.375%	5/01/26	B+	1,757
396	iHeartCommunications Inc	8.375%	5/01/27	CCC+	414,037
1,075	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,092,200
165	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	825
129	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	122,550
415	Univision Communications Inc, 144A	9.500%	5/01/25	B	439,900
6,372	Total Media				4,460,566

	Metals & Mining – 0.2% (0.1% of Total Investments)

320	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	340,000

	Oil, Gas & Consumable Fuels – 3.3% (2.0% of Total Investments)

211	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	209,945
575	Callon Petroleum Co	6.125%	10/01/24	B	575,000
1,150	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,148,493
385	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	387,887
225	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB-	241,808
340	Laredo Petroleum Inc	9.500%	1/15/25	B	346,800
250	Matador Resources Co	5.875%	9/15/26	BB-	253,443
1,012	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,028,192
150	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	130,944
375	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	366,299
750	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B	526,875
5,423	Total Oil, Gas & Consumable Fuels				5,215,686

	Pharmaceuticals – 0.4% (0.3% of Total Investments)

450	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	Caa2	444,465
228	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	154,370
90	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	90,562
768	Total Pharmaceuticals				689,397

	Software – 1.2% (0.8% of Total Investments)

1,900	Avaya Inc, 144A	6.125%	9/15/28	BB	1,942,750

	Specialty Retail – 0.1% (0.0% of Total Investments)

100	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	107,273
28,188	Total Corporate Bonds (cost $25,424,982)				24,844,075

Shares	Description (1)				Value

	COMMON STOCKS – 3.4% (2.1% of Total Investments)

	Banks – 0.1% (0.0% of Total Investments)

12,051	iQor US Inc, (9), (10)				$90,382

	Communications Equipment – 0.1% (0.1% of Total Investments)

5,845	Windstream Services PE LLC, (9), (10)				102,287

	Construction & Engineering – 0.0% (0.0% of Total Investments)

1,438	TNT Crane & Rigging Inc, (9), (10)				2,516
811	TNT Crane & Rigging Inc, (9), (10)				13,179
	Total Construction & Engineering				15,695

Shares	Description (1)	Value

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

9,343	Cengage Learning Holdings II Inc, (9), (10)	$154,159

	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)

3,347	Windstream Services PE LLC, (9), (10)	61,083

	Electric Utilities – 0.8% (0.5% of Total Investments)

25,367	Energy Harbor Corp, (9), (10), (11)	1,233,470

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

28,730	Transocean Ltd, (10)	90,499
3,779	Vantage Drilling International, (9), (10)	28,343
	Total Energy Equipment & Services	118,842

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

12,290	Millennium Health LLC, (8), (10)	6,428
11,533	Millennium Health LLC, (8), (10)	4,878
	Total Health Care Providers & Services	11,306

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

55,426	24 Hour Fitness Worldwide Inc, (9)	103,924
116,526	24 Hour Fitness Worldwide Inc, (9), (10)	116,526
	Total Hotels, Restaurants & Leisure	220,450

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

1,905	Catalina Marketing Corp, (9), (10)	4,286

	Marine – 0.0% (0.0% of Total Investments)

430	ACBL HLDG CORP, (9), (10)	10,750

	Media – 0.0% (0.0% of Total Investments)

2	Cumulus Media Inc, (10)	21

	Multiline Retail – 0.0% (0.0% of Total Investments)

140	Belk Inc, (9), (10)	2,007

	Oil, Gas & Consumable Fuels – 1.9% (1.2% of Total Investments)

2,748	California Resources Corp	117,120
22,321	Fieldwood Energy LLC, (9), (10)	2,302,791
8,561	Whiting Petroleum Corp, (10)	635,654
	Total Oil, Gas & Consumable Fuels	3,055,565

	Professional Services – 0.2% (0.1% of Total Investments)

32,859	Skillsoft Corp, (10)	243,814
	Total Common Stocks (cost $8,077,863)	5,324,117

Shares	Description (1)	Value

	WARRANTS – 0.8% (0.5% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

8,503	Avaya Holdings Corp, (9)	19,217

	Marine – 0.1% (0.0% of Total Investments)

452	ACBL HLDG CORP, (9)	11,300
1,682	ACBL HLDG CORP, (9)	42,470
1,279	ACBL HLDG CORP, (9)	34,533
10,092	American Commercial Barge Line LLC, (9)	2,523
	Total Marine	90,826

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

7,674	American Commercial Barge Line LLC, (9)	2,686

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

188	California Resources Corp			$2,820
9,459	Fieldwood Energy LLC, (9)			975,857
9,732	Fieldwood Energy LLC, (9)			78,994
18,744	Fieldwood Energy LLC, (9)			98,725
	Total Oil, Gas & Consumable Fuels			1,156,396

	Entertainment – 0.0% (0.0% of Total Investments)

45,953	Cineworld Warrant, (9)			7,031
	Total Warrants (cost $852,642)			1,276,156

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

5,100	Riverbed Technology, Inc., (9), (10)	0.000%	N/R	$86,190

	Marine – 0.1% (0.0% of Total Investments)

1,600	ACBL HLDG CORP, (9), (10)	0.000%	N/R	40,400
1,821	ACBL HLDG CORP, (9), (10)	0.000%	N/R	49,167
	Total Marine			89,567
	Total Convertible Preferred Securities (cost $188,458)			175,757
	Total Long-Term Investments (cost $252,174,899)			249,102,839

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 3.6% (2.2% of Total Investments)

	INVESTMENT COMPANIES – 3.6% (2.2% of Total Investments)

5,600,310	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (12)		$5,600,310
	Total Short-Term Investments (cost $5,600,310)			5,600,310
	Total Investments (cost $257,775,209) – 162.5%			254,703,149
	Borrowings – (12.4)% (13), (14)			(19,500,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (44.4)% (15)			(69,606,350)
	Other Assets Less Liabilities – (5.7)%			(8,855,848)
	Net Assets Applicable to Common Shares – 100%			$156,740,951

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass Through Trust.

(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 7.7%.

(14)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 27.3%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

JQC	Nuveen Credit Strategies Income Fund Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 164.6% (100.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 140.2% (85.2% of Total Investments) (2)

	Aerospace & Defense – 1.4% (0.9% of Total Investments)

$11,554	TransDigm, Inc., Term Loan E	2.355%	1-Month LIBOR	2.250%	5/30/25	Ba3	$11,455,874
1,975	TransDigm, Inc., Term Loan G	2.355%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,961,135
13,529	Total Aerospace & Defense						13,417,009

	Airlines – 4.7% (2.9% of Total Investments)
3,896	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	4,049,196
2,730	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	2,743,077
1,056	American Airlines, Inc., Term Loan	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	1,045,951
10,381	American Airlines, Inc., Term Loan B	1.855%	1-Month LIBOR	1.750%	6/27/25	Ba3	10,080,199
3,201	American Airlines, Inc., Term Loan, First Lien	1.855%	1-Month LIBOR	1.750%	1/29/27	Ba3	3,096,558
7,840	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	7,672,302
10,350	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	10,942,537
3,970	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	3,981,017
43,424	Total Airlines						43,610,837

	Auto Components – 1.3% (0.8% of Total Investments)

7,607	Clarios Global LP, Term Loan B	3.355%	1-Month LIBOR	3.250%	4/30/26	B1	7,582,149
170	DexKo Global Inc., Term Loan, (5)	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	169,635
890	DexKo Global Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	890,587
765	Driven Holdings, LLC, Term Loan B	3.517%	3-Month LIBOR	3.000%	12/17/28	B2	764,044
2,475	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	2,474,220
11,907	Total Auto Components						11,880,635

	Beverages – 0.7% (0.4% of Total Investments)

1,727	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	1,725,753
1,971	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B1	1,889,754
2,986	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	2,967,355
6,684	Total Beverages						6,582,862

	Building Products – 2.4% (1.5% of Total Investments)

63	Advanced Drainage Systems Inc, Term Loan B	2.375%	1-Month LIBOR	2.250%	9/24/26	Baa3	62,914
1,000	Anticimex International AB, Term Loan B1	4.000%	3-Month LIBOR	3.500%	11/16/28	B	1,001,405
5,265	Chamberlain Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.500%	10/22/28	B+	5,261,709
2,754	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	2,752,893
1,566	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	1,558,925
992	Park River Holdings Inc, Term Loan	4.000%	3-Month LIBOR	3.250%	12/28/27	B1	988,696
8,813	Quikrete Holdings, Inc., Term Loan, First Lien	2.605%	1-Month LIBOR	2.500%	1/31/27	BB-	8,746,339
205	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	204,835
205	Resideo Funding Inc., Term Loan	2.750%	2-Month LIBOR	2.250%	2/12/28	BBB-	204,835
1,079	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	1,075,976
765	SRS Distribution Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	765,960
22,707	Total Building Products						22,624,487

	Capital Markets – 1.1% (0.7% of Total Investments)

6,760	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	6,696,625
616	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	6-Month LIBOR	4.750%	2/09/26	B	613,029
3,101	RPI Intermediate Finance Trust, Term Loan B1	1.855%	1-Month LIBOR	1.750%	2/11/27	BBB-	3,100,164
10,477	Total Capital Markets						10,409,818

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals – 2.4% (1.4% of Total Investments)

$898	ASP Unifrax Holdings Inc, Term Loan B	3.974%	3-Month LIBOR	3.750%	12/14/25	BB	$891,590
3,458	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	3,455,357
6,724	Axalta Coating Systems US Holdings Inc., Term Loan B3	1.974%	3-Month LIBOR	1.750%	6/01/24	BBB-	6,712,086
2,320	Diamond (BC) B.V., Term Loan B	3.500%	1-Month LIBOR	3.000%	9/29/28	Ba3	2,317,425
2,164	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	2,162,437
5,896	Ineos US Finance LLC, Term Loan B	2.105%	1-Month LIBOR	2.000%	3/31/24	BBB-	5,870,257
460	KRATON Polymers US LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	462,300
21,920	Total Chemicals						21,871,452

	Commercial Services & Supplies – 6.0% (3.6% of Total Investments)

1,241	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	1,243,987
2,000	Clean Harbors Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	10/08/28	BBB-	2,002,250
2,233	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	2,235,086
167	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	167,422
10,123	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	10,105,458
8,712	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	BB+	8,745,574
3,645	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	3,653,255
1,493	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	1,489,239
169	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	169,057
765	Prime Security Services Borrower, LLC, Term Loan	3.500%	6-Month LIBOR	2.750%	9/23/26	BB-	763,484
1,864	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	1,864,204
2,357	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	2,359,462
13,166	Trans Union, LLC, Term Loan B5	1.855%	1-Month LIBOR	1.750%	11/13/26	BBB-	13,047,941
7,566	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B-	7,787,028
55,501	Total Commercial Services & Supplies						55,633,447

	Communications Equipment – 2.7% (1.6% of Total Investments)

5,115	Avaya, Inc., Term Loan B	4.356%	1-Month LIBOR	4.250%	12/15/27	BB	5,135,653
565	CommScope, Inc., Term Loan B	3.355%	1-Month LIBOR	3.250%	4/04/26	Ba3	556,465
3,552	Eagle Broadband Investments LLC, Term Loan	3.750%	3-Month LIBOR	3.000%	11/12/27	B+	3,546,797
2,932	Fleet U.S. Bidco Inc., Term Loan B	3.105%	1-Month LIBOR	3.000%	10/07/26	B+	2,925,169
1,488	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B	1,485,815
966	MLN US HoldCo LLC, Term Loan, First Lien	4.602%	1-Month LIBOR	4.500%	11/30/25	B3	949,228
6,109	Plantronics Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	7/02/25	Ba2	6,018,216
3,897	Riverbed Technology, Inc., Term Loan	7.000%	3-Month LIBOR	6.000%	12/07/26	N/R	3,807,946
137	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	137,220
24,761	Total Communications Equipment						24,562,509

	Construction & Engineering – 1.1% (0.6% of Total Investments)

746	AECOM, Term Loan B	1.855%	1-Month LIBOR	1.750%	4/13/28	BBB-	748,116
1,800	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	1,810,246
2,225	Brown Group Holding, LLC, Term Loan B	3.000%	3-Month LIBOR	2.500%	4/22/28	B+	2,216,291
2,400	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	2,401,854
597	FrontDoor Inc, Term Loan B	2.355%	1-Month LIBOR	2.250%	6/17/28	Ba2	595,788
998	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/22/28	B	993,605
1,090	ZURN LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	1,090,425
9,856	Total Construction & Engineering						9,856,325

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging – 1.7% (1.1% of Total Investments)

$4,354	Berry Global, Inc., Term Loan Z	1.854%	1-Month LIBOR	1.750%	7/01/26	BBB-	$4,308,215
1,332	Grinding Media Inc., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/12/28	B	1,334,998
2,120	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	2,118,702
4,340	Reynolds Group Holdings Inc. , Term Loan B2	3.355%	1-Month LIBOR	3.250%	2/05/26	B+	4,315,240
4,114	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	4,094,918
16,260	Total Containers & Packaging						16,172,073

	Distributors – 1.9% (1.1% of Total Investments)

13,793	Core & Main LP, Term Loan B	2.608%	1-Month LIBOR	2.500%	6/10/28	Ba3	13,740,764
3,409	Univar Solutions USA Inc., Term Loan B6	2.105%	1-Month LIBOR	2.000%	6/03/28	BBB-	3,398,773
17,202	Total Distributors						17,139,537

	Diversified Consumer Services – 0.5% (0.3% of Total Investments)

4,888	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	4,910,234

	Diversified Financial Services – 1.2% (0.7% of Total Investments)

2,355	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,359,562
3,857	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	778,718
5,208	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/30/28	BB+	5,169,210
987	Lions Gate Capital Holdings LLC, Term Loan B	2.354%	1-Month LIBOR	2.250%	3/24/25	Ba2	983,354
1,492	Verscend Holding Corp., Term Loan B	4.105%	1-Month LIBOR	4.000%	8/27/25	BB-	1,494,366
13,899	Total Diversified Financial Services						10,785,210

	Diversified Telecommunication Services – 3.5% (2.1% of Total Investments)

1,307	Altice France S.A., Term Loan B12	3.927%	3-Month LIBOR	3.688%	1/31/26	B	1,302,934
11,654	Altice France S.A., Term Loan B13	4.106%	2-Month LIBOR	4.000%	8/14/26	B	11,632,349
11,222	CenturyLink, Inc., Term Loan A	2.105%	1-Month LIBOR	2.000%	1/31/25	BBB-	11,210,924
191	CenturyLink, Inc., Term Loan B	2.355%	1-Month LIBOR	2.250%	3/15/27	BBB-	187,928
2,155	Cincinnati Bell, Inc., Term Loan B2	3.750%	3-Month LIBOR	3.250%	11/23/28	B+	2,158,771
5,632	Frontier Communications Corp., Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	5,631,779
32,161	Total Diversified Telecommunication Services						32,124,685

	Electric Utilities – 0.2% (0.2% of Total Investments)

985	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	967,763
1,329	Vistra Operations Company LLC, Term Loan B3, First Lien	1.855%	1-Month LIBOR	1.750%	12/31/25	BBB-	1,317,156
2,314	Total Electric Utilities						2,284,919

	Electrical Equipment – 0.7% (0.4% of Total Investments)

2,146	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	2,127,988
4,458	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	4,458,536
6,604	Total Electrical Equipment						6,586,524

	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)

3,625	II-VI Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	3,626,142

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

2,250	Freeport LNG Investments, LLLP, Term Loan B	4.000%	3-Month LIBOR	3.500%	12/21/28	B+	2,243,576

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Entertainment – 1.1% (0.7% of Total Investments)

$948	AMC Entertainment Holdings, Inc. , Term Loan B	3.104%	1-Month LIBOR	3.000%	4/22/26	B-	$846,997
7,777	Crown Finance US, Inc., Term Loan, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	5,937,039
562	Crown Finance US, Inc., Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	597,948
2,925	NASCAR Holdings, Inc, Term Loan B	2.605%	1-Month LIBOR	2.500%	10/18/26	BB+	2,920,071
12,212	Total Entertainment						10,302,055

	Equity Real Estate Investment Trust – 0.1% (0.0% of Total Investments)

480	Installed Building Products, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	12/14/28	BB+	481,102

	Food & Staples Retailing – 2.6% (1.6% of Total Investments)

1,750	CHG PPC Parent LLC, Term Loan	3.500%	3-Month LIBOR	3.000%	12/08/28	B1	1,749,274
1,481	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B-	1,486,434
11,382	H Food Holdings LLC, Term Loan B	3.793%	1-Month LIBOR	3.687%	5/31/25	B2	11,325,179
663	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	664,133
6,396	JBS USA Lux S.A., Term Loan B	2.105%	1-Month LIBOR	2.000%	5/01/26	BBB	6,388,756
2,445	US Foods, Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/22/28	BB	2,443,288
24,117	Total Food & Staples Retailing						24,057,064

	Food Products – 0.4% (0.3% of Total Investments)

1,970	Froneri International Ltd., Term Loan	2.355%	1-Month LIBOR	2.250%	1/31/27	B+	1,947,276
2,000	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,997,920
3,970	Total Food Products						3,945,196

	Health Care Equipment & Supplies – 2.9% (1.7% of Total Investments)

4,895	Carestream Health, Inc., Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	4,913,028
15,886	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	15,837,627
6,167	Viant Medical Holdings, Inc., Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	7/02/25	B3	5,888,443
26,948	Total Health Care Equipment & Supplies						26,639,098

	Health Care Providers & Services – 10.3% (6.3% of Total Investments)

1,985	ADMI Corp., Term Loan B2	3.875%	1-Month LIBOR	3.375%	12/23/27	B	1,974,301
4,988	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	5,002,313
999	BW NHHC Holdco, Inc., Term Loan, First Lien	5.160%	3-Month LIBOR	5.000%	5/15/25	Caa1	850,585
913	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	914,826
3,275	Envision Healthcare Corporation, Term Loan, First Lien	3.855%	1-Month LIBOR	3.750%	10/10/25	CCC+	2,548,409
2,520	Global Medical Response, Inc., Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	2,520,402
10,963	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.250%	10/02/25	B	10,976,968
1,335	ICU Medical Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,340,006
280	Medical Solutions Holdings, Inc., Term Loan, (5)	3.500%	3-Month LIBOR	3.500%	11/01/28	B1	279,957
1,470	Medical Solutions Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.500%	11/01/28	B1	1,469,772
5,780	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B	5,725,783
733	National Mentor Holdings, Inc., Term Loan, (5)	3.750%	3-Month LIBOR	3.750%	3/02/28	B	725,692
196	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B	194,646
3,368	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	3,384,915
12,096	Phoenix Guarantor Inc, Term Loan B	3.355%	1-Month LIBOR	3.250%	3/05/26	B1	12,041,540
4,086	Phoenix Guarantor Inc, Term Loan B3	3.604%	1-Month LIBOR	3.500%	3/05/26	B1	4,077,952
140	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	134,795
17,398	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	11/16/25	B1	17,378,154
9,234	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	9,199,147

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)
$12,480	Surgery Center Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	$12,484,541
2,667	Team Health Holdings, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,582,674
96,906	Total Health Care Providers & Services						95,807,378

	Health Care Technology – 2.1% (1.3% of Total Investments)

9,295	Carestream Health, Inc., Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	8.000%	3-Month LIBOR	8.000%	8/05/23	CCC+	9,097,485
3,071	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	3,071,586
3,551	Zelis Healthcare Corporation, Term Loan	3.602%	1-Month LIBOR	3.500%	9/30/26	B	3,542,649
533	Zelis Healthcare Corporation, Term Loan, (5)	0.000%	N/A	N/A	9/30/26	B	530,333
2,926	Zelis Healthcare Corporation, Term Loan B	3.602%	1-Month LIBOR	3.500%	9/30/26	B	2,909,486
19,376	Total Health Care Technology						19,151,539

	Hotels, Restaurants & Leisure – 16.9% (10.3% of Total Investments)

347	Alterra Mountain Company, Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	346,566
2,805	Aramark Services, Inc., Term Loan B3	1.855%	1-Month LIBOR	1.750%	3/11/25	BB+	2,773,444
15,861	B.C. Unlimited Liability Company, Term Loan B4	1.855%	1-Month LIBOR	1.750%	11/19/26	BB+	15,664,245
14,821	Caesars Resort Collection, LLC, Term Loan B, First Lien	2.855%	1-Month LIBOR	2.750%	12/22/24	B+	14,759,420
1,481	Caesars Resort Collection, LLC, Term Loan B1	3.605%	1-Month LIBOR	3.500%	7/20/25	B+	1,482,176
577	Carnival Corporation, Term Loan B	3.750%	3-Month LIBOR	3.000%	6/30/25	Ba2	572,697
2,700	Carnival Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/18/28	Ba2	2,680,870
3,078	Churchill Downs Incorporated, Term Loan B1	2.110%	1-Month LIBOR	2.000%	3/17/28	BBB-	3,067,843
2,931	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	2,827,415
999	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	8.250%	3-Month LIBOR	8.250%	5/23/24	B-	1,181,650
12,148	Equinox Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	11,598,333
14,970	Golden Nugget LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	15,035,456
8,067	Golden Nugget, LLC, Term Loan B	3.250%	2-Month LIBOR	2.500%	10/04/23	B	8,102,771
6,903	Golden Nugget, LLC, Term Loan B	3.250%	3-Month LIBOR	2.500%	10/04/23	B	6,934,256
2,993	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	2,990,016
3,231	Hilton Worldwide Finance, LLC, Term Loan B2	1.858%	1-Month LIBOR	1.750%	6/21/26	BBB-	3,207,855
4,901	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B+	4,908,929
4,918	IRB Holding Corp, Term Loan B	3.750%	6-Month LIBOR	2.750%	2/05/25	B+	4,912,496
3,916	KFC Holding Co., Term Loan B	1.856%	1-Month LIBOR	1.750%	3/15/28	BBB-	3,917,859
5,633	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	5,696,832
4,302	Marriott Ownership Resorts, Inc., Term Loan B	1.855%	1-Month LIBOR	1.750%	8/31/25	Ba1	4,250,446
12,049	Scientific Games International, Inc., Term Loan B5	2.855%	1-Month LIBOR	2.750%	8/14/24	B+	12,027,621
3,990	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	3,993,551
7,028	Stars Group Holdings B.V. (The), Term Loan	2.474%	3-Month LIBOR	2.250%	7/10/25	BBB	7,017,412
12,189	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	12,106,069
2,250	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	6-Month LIBOR	3.250%	10/01/28	BB+	2,251,091
2,419	Wyndham Hotels & Resorts, Inc., Term Loan B	1.855%	1-Month LIBOR	1.750%	5/30/25	BBB-	2,399,847
157,507	Total Hotels, Restaurants & Leisure						156,707,166

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables – 1.2% (0.7% of Total Investments)

$356	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	$356,956
2,844	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	4.500%	1-Month LIBOR	4.000%	7/30/28	B	2,855,651
3,452	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	Caa1	3,450,844
2,707	Serta Simmons Bedding, LLC, Term Loan, (DD1), (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	2,594,993
2,037	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	2,041,401
62	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	61,811
11,458	Total Household Durables						11,361,656

	Household Products – 0.2% (0.1% of Total Investments)

1,790	Illuminate Merger Sub Corp., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	1,780,244

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

1,493	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	1,492,903

	Insurance – 6.2% (3.8% of Total Investments)

16,690	Acrisure, LLC, Term Loan B	3.724%	3-Month LIBOR	3.500%	2/15/27	B	16,512,731
3,117	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	3,117,437
6,612	Asurion LLC, Term Loan B4, Second Lien, (DD1)	5.355%	1-Month LIBOR	5.250%	1/15/29	B	6,628,563
1,456	Asurion LLC, Term Loan B8	3.355%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,447,234
2,481	Asurion LLC, Term Loan B9	3.355%	1-Month LIBOR	3.250%	7/31/27	Ba3	2,467,913
1,995	Broadstreet Partners, Inc., Term Loan B2	3.750%	1-Month LIBOR	3.250%	1/27/27	B1	1,983,778
14,315	Hub International Limited, Term Loan B	3.017%	3-Month LIBOR	2.750%	4/25/25	B	14,174,324
908	Hub International Limited, Term Loan B	4.000%	3-Month LIBOR	3.250%	4/25/25	B	907,522
247	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	246,926
7,816	USI, Inc., Term Loan	3.224%	3-Month LIBOR	3.000%	5/16/24	B	7,782,130
1,960	USI, Inc., Term Loan B	3.474%	3-Month LIBOR	3.250%	12/02/26	B	1,954,427
57,597	Total Insurance						57,222,985

	Interactive Media & Services – 1.4% (0.8% of Total Investments)

1,343	Adevinta ASA, Term Loan B	3.500%	3-Month LIBOR	2.750%	11/04/27	BB+	1,342,411
5,223	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	5,194,755
413	Mission Broadcasting, Inc., Term Loan B	2.602%	1-Month LIBOR	2.500%	6/03/28	BBB-	411,977
5,723	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	5,676,359
12,702	Total Interactive Media & Services						12,625,502

	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)

3,970	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.500%	11/08/27	B	3,975,280

	Internet Software & Services – 0.7% (0.5% of Total Investments)

2,346	Banff Merger Sub Inc, Term Loan	3.974%	3-Month LIBOR	3.750%	10/02/25	B2	2,341,112
4,534	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	4,540,336
6,880	Total Internet Software & Services						6,881,448

	IT Services – 4.9% (3.0% of Total Investments)

2,145	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	2,145,896
1,015	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	1,012,305
2,968	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	2,789,003
2,743	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	2,737,982
744	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	743,389

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$18,104	Sabre GLBL Inc., Term Loan B	2.105%	1-Month LIBOR	2.000%	2/22/24	Ba3	$17,879,471
5,011	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	5,004,482
10,939	Tempo Acquisition LLC, Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	10,977,177
2,244	Vision Solutions, Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	5/28/28	B2	2,242,972
45,913	Total IT Services						45,532,677

	Leisure Products – 1.5% (0.9% of Total Investments)

12,488	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	12,465,952
191	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB-	190,909
318	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	318,182
1,114	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB-	1,113,636
14,111	Total Leisure Products						14,088,679

	Life Sciences Tools & Services – 3.0% (1.9% of Total Investments)

1,461	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	1,462,024
12,290	Curia Global, Inc., Term Loan	4.049%	3-Month LIBOR	3.750%	8/30/26	B	12,298,811
768	ICON Luxembourg S.A.R.L., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	767,374
232	ICON Luxembourg S.A.R.L., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	231,621
13,479	Parexel International Corporation, Term Loan, First Lien	4.000%	1-Month LIBOR	3.500%	11/15/28	B1	13,496,927
28,230	Total Life Sciences Tools & Services						28,256,757

	Machinery – 3.1% (1.9% of Total Investments)

6,000	Ali Group Srl, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	5,973,120
1,959	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,962,861
12,318	Gardner Denver, Inc., Term Loan B2	1.855%	1-Month LIBOR	1.750%	2/28/27	BB+	12,219,233
1,008	Standard Industries Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	1,009,970
6,100	Vertical US Newco Inc, Term Loan B, (DD1)	4.019%	6-Month LIBOR	3.500%	7/31/27	B+	6,112,713
1,474	Vertiv Group Corporation, Term Loan B	2.852%	1-Month LIBOR	2.750%	3/02/27	BB-	1,468,947
28,859	Total Machinery						28,746,844

	Marine – 0.3% (0.2% of Total Investments)

2,805	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	CCC+	2,575,588

	Media – 13.7% (8.3% of Total Investments)

438	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	437,203
720	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	6.500%	3-Month LIBOR	6.000%	12/20/29	CCC+	729,900
1,990	Cable One, Inc., Term Loan B4	2.105%	1-Month LIBOR	2.000%	5/03/28	BB+	1,984,527
10,605	Charter Communications Operating, LLC, Term Loan B2	1.860%	1-Month LIBOR	1.750%	2/01/27	BBB-	10,512,563
401	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	381,036
728	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	323,838
26	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.605%	1-Month LIBOR	3.500%	8/21/26	B1	25,744
10,165	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.799%	3-Month LIBOR	3.500%	8/21/26	B1	10,040,326
6,851	Cogeco Communications Finance (USA), LP, Term Loan B	2.105%	1-Month LIBOR	2.000%	1/04/25	BB	6,809,512
9,749	CSC Holdings, LLC, Term Loan	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	9,618,744
981	CSC Holdings, LLC, Term Loan B1	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	968,445
11,772	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	BB	11,677,303
2,578	Diamond Sports Group, LLC, Term Loan	3.360%	1-Month LIBOR	3.250%	8/24/26	Caa1	1,065,968
9,259	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	9,283,509
7,500	Gray Television, Inc., Term Loan B	2.606%	1-Month LIBOR	2.500%	2/07/24	BB+	7,487,512

Principal Amount (000)		Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

		Media (continued)

$4,280		Gray Television, Inc., Term Loan C	2.606%	1-Month LIBOR	2.500%	1/02/26	BB+	$4,267,219
12		Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	12,000
3,406		iHeartCommunications, Inc., Term Loan	3.105%	1-Month LIBOR	3.000%	5/01/26	B+	3,393,497
12		Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	12,400
3,990		McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	3,985,830
4,615		Nexstar Broadcasting, Inc., Term Loan B3	2.355%	1-Month LIBOR	2.250%	1/17/24	BBB-	4,612,265
1,725		Nexstar Broadcasting, Inc., Term Loan B4	2.602%	1-Month LIBOR	2.500%	9/19/26	BBB-	1,722,256
970		Radiate Holdco, LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/25/26	B1	969,544
2,656		Sinclair Television Group Inc., Term Loan B1	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	2,612,963
3,809		Springer Nature Deutschland GmbH, Term Loan B18	3.750%	1-Month LIBOR	3.000%	8/14/26	BB+	3,810,488
13,321		Virgin Media Bristol LLC, Term Loan N	2.606%	3-Month LIBOR	2.500%	1/31/28	BB+	13,221,892
16,916		Ziggo Financing Partnership, Term Loan I	2.606%	1-Month LIBOR	2.500%	4/30/28	BB	16,729,510
129,475		Total Media						126,695,994

		Multiline Retail – 0.2% (0.1% of Total Investments)

328		Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	328,009
1,493		Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	1,095,216
503		EG America LLC, Term Loan	4.224%	3-Month LIBOR	4.000%	2/05/25	B-	503,058
2,324		Total Multiline Retail						1,926,283

		Oil, Gas & Consumable Fuels – 3.0% (1.8% of Total Investments)

14,704		Buckeye Partners, L.P., Term Loan B	2.354%	1-Month LIBOR	2.250%	11/01/26	BBB-	14,659,441
539		DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	541,529
58		DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	58,829
3,928		EG Group Limited, Term Loan B	4.224%	3-Month LIBOR	4.000%	2/05/25	B-	3,925,232
2,959		Gulf Finance, LLC, Term Loan, (DD1)	6.840%	1-Month LIBOR	6.750%	8/25/26	B	2,778,633
990		Numericable Group SA, Term Loan B11	2.750%	3-Month LIBOR	2.750%	7/31/25	B	979,838
1,608		QuarterNorth Energy Holding, Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	1,616,596
3,000		TransMontaigne Operating Company L.P., Term Loan B	4.000%	6-Month LIBOR	3.500%	11/05/28	BB	3,007,815
27,786		Total Oil, Gas & Consumable Fuels						27,567,913

		Personal Products – 3.0% (1.8% of Total Investments)

1,746		Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	1,747,493
6,598		Coty Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	4/05/25	B+	6,508,391
2,104		Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	2,093,903
5,879		kdc/one Development Corporation, Inc., Term Loan B	3.855%	1-Month LIBOR	3.750%	12/21/25	N/R	5,821,029
—	(7)	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	27
14,821		Revlon Consumer Products Corporation, Term Loan B, (8)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	11,657,806
31,148		Total Personal Products						27,828,649

		Pharmaceuticals – 4.0% (2.4% of Total Investments)

10,953		Bausch Health Companies Inc., Term Loan B	3.105%	1-Month LIBOR	3.000%	6/02/25	BB	10,880,191
6,375		Bausch Health Companies Inc., Term Loan B	2.855%	1-Month LIBOR	2.750%	11/27/25	BB	6,370,074
394		Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	394,682
4,512		Endo Luxembourg Finance Company I S.a r.l., Term Loan, (DD1)	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	4,408,842
2,409		Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,415,048
5,497		Jazz Financing Lux S.a.r.l., Term Loan	3.605%	1-Month LIBOR	3.500%	5/05/28	BB+	5,506,336

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals (continued)

$4,318	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	6.000%	3-Month LIBOR	5.250%	9/24/24	D	$4,051,792
2,893	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	2,894,308
37,351	Total Pharmaceuticals						36,921,273

	Professional Services – 1.6% (1.0% of Total Investments)

2,892	Ceridian HCM Holding Inc., Term Loan B	2.605%	1-Month LIBOR	2.500%	4/30/25	B+	2,861,862
2,940	Creative Artists Agency, LLC , Term Loan B	3.855%	1-Month LIBOR	3.750%	11/26/26	B	2,935,634
177	Dun & Bradstreet Corporation (The), Term Loan	3.358%	1-Month LIBOR	3.250%	2/08/26	BB+	176,833
5,369	Nielsen Finance LLC, Term Loan B4	2.104%	1-Month LIBOR	2.000%	10/04/23	BBB-	5,373,163
3,640	Trans Union, LLC, Term Loan B6	2.750%	1-Month LIBOR	2.250%	12/01/28	BBB-	3,630,263
15,018	Total Professional Services						14,977,755

	Real Estate Management & Development – 0.7% (0.4% of Total Investments)

6,738	Brookfield Property REIT Inc., Term Loan B, First Lien	2.605%	1-Month LIBOR	2.500%	8/24/25	BB+	6,661,096

	Road & Rail – 1.0% (0.6% of Total Investments)

4,883	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	4,866,589
3,793	Hertz Corporation, (The), Term Loan B	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	3,797,975
719	Hertz Corporation, (The), Term Loan C	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	719,285
9,395	Total Road & Rail						9,383,849

	Semiconductors & Semiconductor Equipment – 2.8% (1.7% of Total Investments)

8,217	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	6,342,657
5,633	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	5,630,118
7,337	MKS Instruments Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	7,335,863
6,160	ON Semiconductor Corporation, Term Loan B	2.105%	1-Month LIBOR	2.000%	9/19/26	Baa3	6,173,856
684	Synaptics Incorporated, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	684,513
28,031	Total Semiconductors & Semiconductor Equipment						26,167,007

	Software – 12.6% (7.7% of Total Investments)

2,637	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	2,646,613
3,970	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	3,974,149
4,449	Dynatrace LLC, Term Loan, First Lien	2.355%	1-Month LIBOR	2.250%	8/23/25	BB+	4,447,364
12,708	Emerald TopCo Inc, Term Loan	3.799%	3-Month LIBOR	3.500%	7/25/26	B	12,659,847
9,138	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	9,128,247
5,582	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	5,570,976
7,000	Informatica LLC, Term Loan B	2.875%	1-Month LIBOR	2.750%	10/14/28	BB-	6,987,750
2,961	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	2,964,665
765	McAfee, LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	9/29/24	B1	765,796
9,000	NortonLifeLock Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	8,966,250
3,117	Polaris Newco LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	3,121,084
3,151	Proofpoint, Inc., Term Loan, First Lien	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	3,139,184
3,541	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	3,529,315
4,300	Seattle SpinCo Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	4,288,774
6,508	Seattle Spinco, Inc., Term Loan B3	2.855%	1-Month LIBOR	2.750%	6/21/24	BB+	6,443,263
10,012	Sophia, L.P., Term Loan B	4.000%	3-Month LIBOR	3.500%	10/07/27	B	10,020,283
2,790	SS&C European Holdings Sarl, Term Loan B4	1.855%	1-Month LIBOR	1.750%	4/16/25	BB+	2,761,857
3,436	SS&C Technologies Inc., Term Loan B3	1.856%	1-Month LIBOR	1.750%	4/16/25	BB+	3,402,260
7,715	Ultimate Software Group Inc (The), Term Loan	3.750%	3-Month LIBOR	3.250%	5/03/26	B1	7,705,924
14,663	Ultimate Software Group Inc (The), Term Loan B	3.855%	1-Month LIBOR	3.750%	5/03/26	B1	14,661,254
117,443	Total Software						117,184,855

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Specialty Retail – 3.2% (1.9% of Total Investments)

$1,303	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	$1,306,727
3,234	Birkenstock GmbH & Co. KG, Term Loan B	3.750%	6-Month LIBOR	3.250%	4/28/28	BB-	3,232,748
3,421	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	3,388,288
859	LBM Acquisition LLC, Term Loan B2	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	855,235
431	LBM Acquisition LLC, Term Loan B2, (5)	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	428,692
16,237	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB-	16,234,886
3,990	Restoration Hardware, Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	10/15/28	BB	3,982,160
29,475	Total Specialty Retail						29,428,736

	Technology Hardware, Storage & Peripherals – 0.3% (0.2% of Total Investments)

2,556	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	2,558,703

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,736	CBI Buyer, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	1/06/28	B	1,713,669

	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)

981	Altice Financing SA, Term Loan, First Lien	2.989%	3-Month LIBOR	2.750%	1/31/26	B	970,582
1,492	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	1,494,365
2,473	Total Wireless Telecommunication Services						2,464,947
1,318,242	Total Variable Rate Senior Loan Interests (cost $1,304,388,240)						1,299,434,171

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 22.8% (13.8% of Total Investments)

	Airlines – 0.7% (0.5% of Total Investments)

$5,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A, (9)			6.500%	6/20/27	Baa3	$5,312,500
1,623	United Airlines Inc, 144A			4.625%	4/15/29	Ba1	1,605,910
6,623	Total Airlines						6,918,410

	Auto Components – 0.3% (0.2% of Total Investments)

2,699	Clarios Global LP / Clarios US Finance Co, 144A, (9)			6.250%	5/15/26	B1	2,790,091

	Capital Markets – 0.1% (0.1% of Total Investments)

1,000	LPL Holdings Inc, 144A, (9)			4.625%	11/15/27	BB	1,016,160

	Chemicals – 0.2% (0.1% of Total Investments)

2,138	Rayonier AM Products Inc, 144A, (9)			7.625%	1/15/26	B+	2,191,450

	Commercial Services & Supplies – 0.6% (0.4% of Total Investments)

1,200	GFL Environmental Inc, 144A			5.125%	12/15/26	BB-	1,239,456
695	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			5.750%	4/15/26	BB-	720,298
2,500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A, (9)			3.375%	8/31/27	BB-	2,325,600
1,700	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			6.250%	1/15/28	B-	1,693,311
6,095	Total Commercial Services & Supplies						5,978,665

	Communications Equipment – 0.9% (0.5% of Total Investments)

2,250	CommScope Inc, 144A, (9)			8.250%	3/01/27	B3	2,201,355
6,750	CommScope Technologies LLC, 144A, (9)			5.000%	3/15/27	B3	6,011,077
9,000	Total Communications Equipment						8,212,432

	Consumer Finance – 0.6% (0.3% of Total Investments)

5,000	Verscend Escrow Corp, 144A, (9)			9.750%	8/15/26	CCC+	5,250,950

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services – 1.0% (0.6% of Total Investments)

$5,000	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A, (9)	5.875%	8/15/27	BBB-	$5,018,500
4,297	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	4,424,621
9,297	Total Diversified Telecommunication Services				9,443,121

	Electric Utilities – 0.0% (0.0% of Total Investments)

3,750	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	4,688

	Electronic Equipment, Instruments & Components – 0.2% (0.1% of Total Investments)

1,500	Imola Merger Corp, 144A, (9)	4.750%	5/15/29	BB+	1,459,455

	Entertainment – 0.5% (0.3% of Total Investments)

5,190	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	10.000%	6/15/26	CCC-	4,839,208

	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)

6,000	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A, (9)	7.875%	2/15/25	BB+	6,249,000

	Food & Staples Retailing – 0.7% (0.4% of Total Investments)

4,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (9)	4.625%	1/15/27	BB	4,094,000
2,000	JBS USA Food Co, 144A	5.750%	1/15/28	Baa3	2,085,020
6,000	Total Food & Staples Retailing				6,179,020

	Food Products – 0.2% (0.1% of Total Investments)

2,000	H-Food Holdings LLC / Hearthside Finance Co Inc, 144A, (9)	8.500%	6/01/26	CCC	1,970,000

	Gas Utilities – 0.1% (0.1% of Total Investments)

500	NGL Energy Partners LP / NGL Energy Finance Corp, (9)	7.500%	11/01/23	CCC+	487,350
500	NGL Energy Partners LP / NGL Energy Finance Corp, (9)	6.125%	3/01/25	CCC+	435,940
1,000	Total Gas Utilities				923,290

	Health Care Providers & Services – 3.6% (2.2% of Total Investments)

2,000	CHS/Community Health Systems Inc, 144A	6.625%	2/15/25	BB-	2,069,800
3,335	CHS/Community Health Systems Inc, 144A, (9)	8.000%	3/15/26	BB-	3,471,552
725	CHS/Community Health Systems Inc, 144A, (9)	8.000%	12/15/27	BB-	768,500
2,000	CHS/Community Health Systems Inc, 144A, (9)	6.875%	4/15/29	CCC	1,977,500
4,750	Legacy LifePoint Health LLC, 144A, (9)	4.375%	2/15/27	B1	4,654,287
2,855	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	2,715,819
4,850	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A, (9)	9.750%	12/01/26	CCC+	5,102,345
2,225	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	2,002,500
2,000	Tenet Healthcare Corp, 144A, (9)	7.500%	4/01/25	B+	2,083,544
8,500	Tenet Healthcare Corp, 144A, (9)	6.125%	10/01/28	B	8,527,795
33,240	Total Health Care Providers & Services				33,373,642

	Health Care Technology – 0.2% (0.1% of Total Investments)

1,840	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A, (9)	5.750%	3/01/25	B-	1,846,882

	Hotels, Restaurants & Leisure – 0.8% (0.5% of Total Investments)

1,623	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	1,679,432
5,285	IRB Holding Corp, 144A, (9)	6.750%	2/15/26	B-	5,377,487
6,908	Total Hotels, Restaurants & Leisure				7,056,919

	Household Durables – 0.1% (0.0% of Total Investments)

505	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A, (9)	5.000%	12/31/26	B2	472,175

	Leisure Products – 0.4% (0.3% of Total Investments)

3,900	Academy Ltd, 144A, (9)	6.000%	11/15/27	Ba3	4,075,500

	Machinery – 0.3% (0.2% of Total Investments)

3,000	Apex Tool Group LLC / BC Mountain Finance Inc, 144A, (9)	9.000%	2/15/23	CCC-	3,000,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media – 2.5% (1.5% of Total Investments)

$3,675	Clear Channel Outdoor Holdings Inc, 144A, (9)	7.750%	4/15/28	CCC	$3,812,813
2,400	Clear Channel Outdoor Holdings Inc, 144A, (9)	7.500%	6/01/29	CCC	2,487,000
3,000	Clear Channel Worldwide Holdings Inc, 144A, (9)	5.125%	8/15/27	B1	3,000,000
4,040	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa1	1,868,500
5,750	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	1,505,781
6,000	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	5,820,000
4,000	Houghton Mifflin Harcourt Publishers Inc, 144A, (9)	9.000%	2/15/25	BB+	4,200,000
12	iHeartCommunications Inc	6.375%	5/01/26	B+	12,285
783	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	743,850
29,660	Total Media				23,450,229

	Metals & Mining – 0.5% (0.3% of Total Investments)

2,000	First Quantum Minerals Ltd, 144A, (9)	6.500%	3/01/24	B	2,022,500
2,120	First Quantum Minerals Ltd, 144A, (9)	6.875%	10/15/27	B	2,252,500
4,120	Total Metals & Mining				4,275,000

	Oil, Gas & Consumable Fuels – 3.0% (1.8% of Total Investments)

1,404	Baytex Energy Corp, 144A, (9)	5.625%	6/01/24	B+	1,396,980
3,200	Callon Petroleum Co, (9)	6.125%	10/01/24	B	3,200,000
2,000	Callon Petroleum Co, 144A, (9)	9.000%	4/01/25	BB-	2,140,000
2,000	CITGO Petroleum Corp, 144A, (9)	7.000%	6/15/25	BB	2,015,000
1,450	Gulfport Energy Corp, 144A, (9)	8.000%	5/17/26	BB-	1,558,315
2,000	Hilcorp Energy I LP / Hilcorp Finance Co, 144A, (9)	6.250%	11/01/28	BB	2,075,000
1,535	Laredo Petroleum Inc	9.500%	1/15/25	B	1,565,700
3,700	Matador Resources Co, (9)	5.875%	9/15/26	BB-	3,750,949
6,503	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A, (9)	7.500%	2/01/26	BB-	6,607,048
750	NGL Energy Partners LP / NGL Energy Finance Corp, (9)	7.500%	4/15/26	CCC+	654,720
3,000	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	2,930,392
27,542	Total Oil, Gas & Consumable Fuels				27,894,104

	Pharmaceuticals – 1.3% (0.8% of Total Investments)

1,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B-	976,700
2,717	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	Caa2	2,683,581
913	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	618,156
7,000	Horizon Therapeutics USA Inc, 144A, (9)	5.500%	8/01/27	Ba3	7,253,750
362	Par Pharmaceutical Inc, 144A, (9)	7.500%	4/01/27	B-	364,262
11,992	Total Pharmaceuticals				11,896,449

	Software – 1.7% (1.0% of Total Investments)

14,000	Avaya Inc, 144A, (9)	6.125%	9/15/28	BB	14,315,000
1,500	SS&C Technologies Inc, 144A, (9)	5.500%	9/30/27	B+	1,549,080
15,500	Total Software				15,864,080

	Specialty Retail – 0.1% (0.1% of Total Investments)

675	PetSmart Inc / PetSmart Finance Corp, 144A, (9)	7.750%	2/15/29	CCC+	724,093
545	Staples Inc, 144A, (9)	7.500%	4/15/26	B	537,506
1,220	Total Specialty Retail				1,261,599

	Trading Companies & Distributors – 1.0% (0.6% of Total Investments)

3,000	Air Lease Corp, (9)	2.300%	2/01/25	BBB	2,988,853
6,000	Air Lease Corp, (9)	3.000%	2/01/30	BBB	5,813,943
9,000	Total Trading Companies & Distributors				8,802,796

	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)

4,000	Hughes Satellite Systems Corp, (9)	5.250%	8/01/26	BBB-	4,260,000
219,719	Total Corporate Bonds (cost $210,650,424)				210,955,315

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS – 1.0% (0.7% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

41,905	Cengage Learning Holdings II Inc, (10), (11)	$691,433

	Electric Utilities – 0.4% (0.3% of Total Investments)

80,962	Energy Harbor Corp, (10), (11), (12)	3,936,777

	Energy Equipment & Services – 0.0% (0.0% of Total Investments)

31,358	Vantage Drilling International, (10), (11)	235,185

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

211,860	Millennium Health LLC, (8), (11)	110,803
198,883	Millennium Health LLC, (8), (11)	84,127
	Total Health Care Providers & Services	194,930

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

9,796	Catalina Marketing Corp, (10), (11)	22,041

	Media – 0.0% (0.0% of Total Investments)

8	Cumulus Media Inc, (11)	82
17,987	Tribune Co, (10), (11)	180
	Total Media	262

	Multiline Retail – 0.0% (0.0% of Total Investments)

196	Belk Inc, (10), (11)	2,809

	Oil, Gas & Consumable Fuels – 0.4% (0.2% of Total Investments)

5,773	California Resources Corp	246,045
31,033	Fieldwood Energy LLC, (10), (11)	3,201,582
	Total Oil, Gas & Consumable Fuels	3,447,627

	Professional Services – 0.1% (0.1% of Total Investments)

164,471	Skillsoft Corp, (11)	1,220,375
	Total Common Stocks (cost $16,781,541)	9,751,439

Shares	Description (1)	Value

	WARRANTS – 0.3% (0.2% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

37,723	Avaya Holdings Corp, (10)	$85,254

	Media – 0.0% (0.0% of Total Investments)
4,644	Tenerity Inc, (8)	5

	Oil, Gas & Consumable Fuels – 0.3% (0.2% of Total Investments)

629	California Resources Corp	9,435
17,602	Fieldwood Energy LLC, (10)	1,815,945
37,801	Fieldwood Energy LLC, (10)	306,831
72,802	Fieldwood Energy LLC, (10)	383,448
	Total Oil, Gas & Consumable Fuels	2,515,659

	Entertainment – 0.0% (0.0% of Total Investments)

266,347	Cineworld Warrant, (10)	40,751
	Total Warrants (cost $6,752,229)	2,641,669

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)

	Media – 0.2% (0.1% of Total Investments)

$2,000	DISH Network Corp, (9)	3.375%	8/15/26	B2	$1,861,579
2,000	Total Convertible Bonds (cost $2,052,651)				1,861,579

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.0% of Total Investments)

	Communications Equipment – 0.1% (0.0% of Total Investments)

34,377	Riverbed Technology, Inc., (10), (11)	0.000%		N/R	$580,972
	Total Convertible Preferred Securities (cost $784,092)				580,972
	Total Long-Term Investments (cost $1,541,409,177)				1,525,225,145
	Borrowings – (43.4)% (13), (14)				(402,000,000)
	Reverse Repurchase Agreements, including accrued interest – (15.4)% (15)				(142,465,843)
	Other Assets Less Liabilities – (5.8)%				(53,950,104)
	Net Assets Applicable to Common Shares – 100%				$926,809,198

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $164,126,683 have been pledged as collateral for reverse repurchase agreements.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2.

(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(12)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass Through Trust.

(13)	Borrowings as a percentage of Total Investments is 26.4%.

(14)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 9.3%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

REIT	Real Estate Investment Trust

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

January 31, 2022

(Unaudited)

	NSL	JFR	JRO	JSD	JQC
Assets
Long-term investments, at value (cost $378,473,881, $957,315,671,
$669,454,727, $252,174,899 and $1,541,409,177, respectively)	$372,993,959	$947,590,620	$661,940,497	$249,102,839	$1,525,225,145
Short-term investments, at value (cost approximates value)	1,638,927	13,249,060	—	5,600,310	—
Cash	—	7,757	—	—	—
Receivable for:
Interest	2,742,714	5,661,320	4,575,546	1,575,230	10,141,207
Investments sold	20,464,639	30,722,078	35,362,395	8,946,700	44,377,685
Reclaims	—	—	—	—	16,645
Other assets	137,343	297,455	151,023	96,912	559,195
Total assets	397,977,582	997,528,290	702,029,461	265,321,991	1,580,319,877
Liabilities
Borrowings	94,300,000	238,400,000	164,500,000	19,500,000	402,000,000
Reverse repurchase agreements, including accrued interest	—	—	—	—	142,465,843
Cash overdraft	—	—	215,220	—	24,222,403
Cash overdraft denominated in foreign currencies (cost $—, $—, $—, $55 and $—, respectively)	—	—	—	51	—
Payable for:
Dividends	1,282,071	3,279,661	2,303,837	853,797	5,145,329
Investments purchased – regular settlement	3,851,678	3,466,783	3,862,518	1,171,003	4,881,584
Investments purchased – when-issued/delayed-delivery settlement	22,292,934	59,323,145	37,693,330	16,747,493	70,691,971
Unfunded senior loans	616,631	1,347,375	1,018,543	365,475	1,382,905
Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs (liquidation preference $40,000,000, $100,000,000, $75,000,000, $70,000,000 and $—, respectively)	39,592,273	99,348,218	74,691,988	69,606,350	—
Accrued expenses:
Interest	74,553	186,813	115,391	17,030	456,206
Management fees	253,137	626,800	445,955	168,529	1,014,323
Trustees fees	118,527	224,313	142,429	26,900	574,232
Other	152,828	596,976	191,277	124,412	675,883
Total liabilities	162,534,632	406,800,084	285,180,488	108,581,040	653,510,679
Commitments and contingencies (as disclosed in Note 8)
Net Assets applicable to common shares	$235,442,950	$590,728,206	$416,848,973	$156,740,951	$926,809,198
Common shares outstanding	38,611,472	56,918,468	40,541,218	10,085,648	135,609,290
Net asset value (“NAV”) per common share outstanding	$6.10	$10.38	$10.28	$15.54	$6.83
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$386,115	$569,185	$405,412	$100,856	$1,356,093
Paid-in-surplus	286,877,671	707,413,061	502,096,361	191,046,401	1,168,703,452
Total distributable earnings (loss)	(51,820,836)	(117,254,040)	(85,652,800)	(34,406,306)	(243,250,347)
Net assets applicable to common shares	$235,442,950	$590,728,206	$416,848,973	$156,740,951	$926,809,198
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended January 31, 2022

(Unaudited)

	NSL	JFR	JRO	JSD	JQC
Investment Income
Interest and dividends	$8,185,928	$20,242,214	$14,425,584	$5,634,983	$31,599,139
Fees	240,880	572,068	435,996	154,195	461,878
Total investment income	8,426,808	20,814,282	14,861,580	5,789,178	32,061,017
Expenses
Management fees	1,504,142	3,722,919	2,649,210	1,001,482	6,034,940
Interest expense and amortization of offering costs	735,512	1,268,677	1,262,958	199,187	3,261,696
Liquidity fees	—	442,481	—	302,449	—
Remarketing fees	—	51,112	—	35,777	—
Custodian fees	64,791	122,765	97,643	50,977	163,343
Trustees fees	5,445	13,631	9,620	3,629	21,833
Professional fees	52,664	76,861	61,149	54,886	271,365
Shareholder reporting expenses	23,571	40,681	32,359	12,371	121,631
Shareholder servicing agent fees	565	2,097	2,771	613	4,157
Stock exchange listing fees	5,673	8,363	5,957	3,583	19,926
Investor relations expenses	38,196	75,053	59,410	15,064	176,127
Other	43,242	25,116	27,121	27,378	26,916
Total expenses	2,473,801	5,849,756	4,208,198	1,707,396	10,101,934
Net investment income (loss)	5,953,007	14,964,526	10,653,382	4,081,782	21,959,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(1,696,267)	(4,046,628)	(2,518,636)	(1,812,534)	(6,608,050)
Change in net unrealized appreciation (depreciation) of
investments and foreign currency	3,848,880	10,148,915	6,398,519	3,214,108	6,685,841
Net realized and unrealized gain (loss)	2,152,613	6,102,287	3,879,883	1,401,574	77,791
Net increase (decrease) in net assets applicable to common shares from operations	$8,105,620	$21,066,813	$14,533,265	$5,483,356	$22,036,874

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NSL		JFR
	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21
Operations
Net investment income (loss)	$5,953,007	$12,511,395	$14,964,526	$30,818,550
Net realized gain (loss) from:
Investments and foreign currency	(1,696,267)	(6,289,690)	(4,046,628)	(13,015,328)
Swaps	—	—	—	700,593
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	3,848,880	30,109,941	10,148,915	72,362,728
Swaps	—	—	—	(712,604)
Net increase (decrease) in net assets applicable to common shares from operations	8,105,620	36,331,646	21,066,813	90,153,939
Distributions to Common Shareholders
Dividends	(7,876,740)	(14,807,499)	(19,807,627)	(35,545,583)
Return of Capital	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(7,876,740)	(14,807,499)	(19,807,627)	(35,545,583)
Net increase (decrease) in net assets applicable to common shares	228,880	21,524,147	1,259,186	54,608,356
Net assets applicable to common shares at the beginning of period	235,214,070	213,689,923	589,469,020	534,860,664
Net assets applicable to common shares at the end of period	$235,442,950	$235,214,070	$590,728,206	$589,469,020

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

	JRO		JSD
	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21
Operations
Net investment income (loss)	$10,653,382	$21,709,499	$4,081,782	$8,086,949
Net realized gain (loss) from:
Investments and foreign currency	(2,518,636)	(9,129,575)	(1,812,534)	(4,645,577)
Swaps	—	573,213	—	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	6,398,519	51,259,397	3,214,108	21,559,851
Swaps	—	(583,039)	—	—
Net increase (decrease) in net assets applicable to common shares from operations	14,533,265	63,829,495	5,483,356	25,001,223
Distributions to Common Shareholders
Dividends	(13,986,720)	(24,932,849)	(5,234,451)	(9,490,595)
Return of Capital	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(13,986,720)	(24,932,849)	(5,234,451)	(9,490,595)
Net increase (decrease) in net assets applicable to common shares	546,545	38,896,646	248,905	15,510,628
Net assets applicable to common shares at the beginning of period	416,302,428	377,405,782	156,492,046	140,981,418
Net assets applicable to common shares at the end of period	$416,848,973	$416,302,428	$156,740,951	$156,492,046

See accompanying notes to financial statements.

	JQC
	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21
Operations
Net investment income (loss)	$21,959,083	$43,882,774
Net realized gain (loss) from:
Investments and foreign currency	(6,608,050)	(6,889,132)
Swaps	—	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	6,685,841	83,403,124
Swaps	—	—
Net increase (decrease) in net assets applicable to common shares from operations	22,036,874	120,396,766
Distributions to Common Shareholders
Dividends	(32,939,497)	(40,633,984)
Return of Capital	—	(74,850,888)
Decrease in net assets applicable to common shares from distributions to common shareholders	(32,939,497)	(115,484,872)
Net increase (decrease) in net assets applicable to common shares	(10,902,623)	4,911,894
Net assets applicable to common shares at the beginning of period	937,711,821	932,799,927
Net assets applicable to common shares at the end of period	$926,809,198	$937,711,821

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended January 31, 2022

(Unaudited)

	NSL	JFR	JRO	JSD	JQC
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$8,105,620	$21,066,813	$14,533,265	$5,483,356	$22,036,874
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(85,688,078)	(222,697,765)	(141,601,590)	(57,106,061)	(298,204,149)
Proceeds from sales and maturities of investments	77,608,897	199,128,034	127,929,303	51,460,010	282,277,229
Proceeds from (Purchase of) short-term investments, net	8,777,845	27,008,825	26,360,204	5,099,058	13,396,077
Payment-in-kind distributions	(213,811)	(443,019)	(350,108)	(145,307)	(914,482)
Amortization (Accretion) of premiums and discounts, net	(737,291)	(1,848,064)	(1,220,500)	(531,229)	(1,830,106)
Amortization of deferred offering costs	23,480	36,833	17,574	25,594	—
(Increase) Decrease in:
Receivable for interest	(517,145)	(856,083)	(779,004)	(197,041)	(1,679,817)
Receivable for investments sold	(954,794)	3,215,006	(3,532,997)	44,991	4,739,467
Other assets	(20,854)	33,878	(13,552)	(9,644)	(23,293)
Increase (Decrease) in:
Investments purchased – regular settlement	3,018,455	1,300,896	2,477,302	603,494	(3,919,827)
Investments purchased – when-issued/delayed-delivery settlement	994,379	(142,096)	(5,215,320)	1,897,725	(9,268,085)
Payable for unfunded senior loans	(1,080,293)	(727,183)	(2,091,237)	(183,537)	(458,857)
Accrued management fees	114	535	299	51	(7,556)
Accrued interest	(727)	637	(12,229)	1,633	371,460
Accrued Trustees fees	6,094	12,980	8,321	1,672	32,150
Accrued other expenses	(9,120)	41,666	8,322	1,927	83,608
Net realized (gain) loss from investments and foreign currency	1,696,267	4,046,628	2,518,636	1,812,534	6,608,050
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(3,848,880)	(10,148,915)	(6,398,519)	(3,214,108)	(6,685,841)
Net cash provided by (used in) operating activities	7,160,158	19,029,606	12,638,170	5,045,118	6,552,902
Cash Flow from Financing Activities:
Increase (Decrease) in cash overdraft	—	—	215,220	—	24,222,403
Cash distributions paid to common shareholders	(7,879,926)	(19,808,984)	(13,986,316)	(5,219,096)	(34,565,714)
Net cash provided by (used in) financing activities	(7,879,926)	(19,808,984)	(13,771,096)	(5,219,096)	(10,343,311)
Net Increase (Decrease) in Cash	(719,768)	(779,378)	(1,132,926)	(173,978)	(3,790,409)
Cash at the beginning of period	719,768	787,135	1,132,926	173,978	3,790,409
Cash at the end of period	$—	$7,757	$—	$—	$—

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding borrowing and amortization of offering costs)	$703,170	$1,186,737	$1,257,429	$155,996	$2,888,769

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Invest ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Total	Discount Per Shares Repurchased and Retired		Premium Per Shares Sold through Shelf Offering		Ending NAV	Ending Share Price

NSL
Year Ended 7/31:
2022(e)	$6.09	$0.15	$0.06	$0.21	$(0.20)	$—	$(0.20)	$—		$—		$6.10	$5.91
2021	5.53	0.32	0.62	0.94	(0.38)	—	(0.38)	—		—		6.09	5.74
2020	6.59	0.38	(1.02)	(0.64)	(0.42)	—	(0.42)	—		—		5.53	4.78
2019	6.91	0.45	(0.33)	0.12	(0.44)	—	(0.44)	—	*	—		6.59	5.90
2018	6.97	0.43	(0.04)	0.39	(0.45)	—	(0.45)	—		—		6.91	6.13
2017	6.76	0.46	0.21	0.67	(0.46)	—	(0.46)	—		—		6.97	6.83

JFR
Year Ended 7/31:
2022(e)	10.36	0.26	0.11	0.37	(0.35)	—	(0.35)	—		—		10.38	10.33
2021	9.40	0.54	1.04	1.58	(0.62)	—	(0.62)	—		—		10.36	9.76
2020	11.04	0.60	(1.54)	(0.94)	(0.70)	—	(0.70)	—		—		9.40	8.03
2019	11.55	0.70	(0.48)	0.22	(0.73)	—	(0.73)	—		—		11.04	9.76
2018	11.76	0.66	(0.10)	0.56	(0.77)	—	(0.77)	—		—	*	11.55	10.30
2017	11.36	0.73	0.46	1.19	(0.79)	—	(0.79)	—		—	*	11.76	11.83

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

3.54%	6.55%	$235,443	2.07	%**	4.98	%**	21%
17.48	28.97	235,214	2.20		5.49		43
(9.89)	(12.19)	213,690	3.05		6.28		43
1.81	3.60	254,487	3.26		6.77		31
5.91	(3.78)	266,752	2.90		6.24		29
10.22	17.00	269,083	2.64		6.70		55

3.58	9.51	590,728	1.95	**	4.99	**	21
17.36	30.14	589,469	2.20		5.39		43
(8.82)	(10.98)	534,861	3.01		5.93		44
2.03	1.98	628,218	3.43		6.25		32
5.01	(6.64)	657,157	2.99		5.68		29
10.76	18.63	663,863	2.63		6.28		59

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per common share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 – Fund Shares) and/or borrowings (as described in Note 9 – Fund Leverage), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NSL
Year Ended 7/31:
2022(e)	0.62	%**
2021	0.73
2020	1.60
2019	1.84
2018	1.46
2017	1.19

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JFR
Year Ended 7/31:
2022(e)	0.59	%**
2021	0.82
2020	1.64
2019	2.07
2018	1.61
2017	1.24

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended January 31, 2022.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Total	Discount Per Shares Repurchased and Retired		Premium Per Shares Sold through Shelf Offering		Ending NAV	Ending Share Price

JRO
Year Ended 7/31:
2022(e)	$10.27	$0.26	$0.10	$0.36	$(0.35)	$—	$(0.35)	$—		$—		$10.28	$10.18
2021	9.31	0.54	1.04	1.58	(0.62)	—	(0.62)	—		—		10.27	9.69
2020	10.94	0.59	(1.53)	(0.94)	(0.69)	—	(0.69)	—		—		9.31	7.97
2019	11.47	0.70	(0.49)	0.21	(0.74)	—	(0.74)	—	*	—		10.94	9.70
2018	11.70	0.66	(0.09)	0.57	(0.80)	—	(0.80)	—		—	*	11.47	10.23
2017	11.31	0.76	0.45	1.21	(0.83)	—	(0.83)	—		0.01		11.70	11.87

JSD
Year Ended 7/31:
2022(e)	15.52	0.40	0.14	0.54	(0.52)	—	(0.52)	—		—		15.54	14.90
2021	13.98	0.80	1.68	2.48	(0.94)	—	(0.94)	—		—		15.52	14.40
2020	16.89	0.96	(2.79)	(1.83)	(1.08)	—	(1.08)	—	*	—		13.98	11.64
2019	17.92	1.19	(0.98)	0.21	(1.24)	—	(1.24)	—		—		16.89	15.36
2018	18.07	1.19	(0.04)	1.15	(1.30)	—	(1.30)	—		—		17.92	16.67
2017	17.49	1.29	0.54	1.83	(1.25)	—	(1.25)	—		—	*	18.07	17.75

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)

Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

3.48%	8.71%	$416,849	1.99	%**	5.04	%**	20%
17.42	30.14	416,302	2.19		5.39		41
(8.91)	(11.13)	377,406	3.07		5.85		43
1.94	2.19	443,700	3.31		6.37		34
5.06	(7.38)	465,378	2.99		5.77		30
11.06	18.92	465,161	2.68		6.57		57

3.50	7.10	156,741	2.15	**	5.13	**	21
18.24	32.61	156,492	2.37		5.35		45
(11.19)	(17.88)	140,981	3.31		6.27		40
1.30	(0.30)	170,487	3.45		6.89		33
6.66	1.33	180,884	2.96		6.69		29
10.68	17.91	182,468	2.52		7.18		58

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per common share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 – Fund Shares) and/or borrowings (as described in Note 9 – Fund Leverage), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JRO
Year Ended 7/31:
2022(e)	0.60	%**
2021	0.79
2020	1.68
2019	1.94
2018	1.59
2017	1.27

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JSD
Year Ended 7/31:
2022(e)	0.68	%**
2021	0.70
2020	1.70
2019	2.00
2018	1.44
2017	1.07

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended January 31, 2022.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Discount Per Shares Repurchased and Retired		Ending NAV	Ending Share Price

JQC
Year Ended 7/31:
2022(e)	$6.91	$0.16	$— *	$0.16	$(0.24)	$—	$—	$(0.24)	$—		$6.83	$6.47
2021	6.88	0.32	0.56	0.88	(0.30)	—	(0.55)	(0.85)	—		6.91	6.53
2020	8.49	0.39	(0.87)	(0.48)	(0.39)	—	(0.74)	(1.13)	—		6.88	5.88
2019	9.11	0.46	(0.17)	0.29	(0.60)	—	(0.31)	(0.91)	—	*	8.49	7.68
2018	9.32	0.44	(0.12)	0.32	(0.53)	—	—	(0.53)	—		9.11	7.89
2017	9.25	0.52	0.18	0.70	(0.63)	—	—	(0.63)	—		9.32	8.69

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

2.38%	2.83%	$926,809	2.14	%**	4.65	%**	19%
13.42	26.98	937,712	2.22		4.64		43
(5.91)	(9.54)	932,800	3.11		5.11		52
3.43	9.33	1,151,777	3.42		5.25		59
3.64	(3.09)	1,237,262	3.01		4.84		45
7.70	10.75	1,265,447	2.57		5.59		46

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per common share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements and borrowings (as described in Note 9 – Fund Leverage), where applicable.
	•	Each ratio includes the effect of all interest expense and other costs related to reverse repurchase agreements and borrowings, where applicable, as follows:

JQC	Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
Year Ended 7/31:
2022(e)	0.69	%**
2021	0.80
2020	1.72
2019	2.08
2018	1.67
2017	1.23

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended January 31, 2022.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	Borrowings at the End of Period		TFP Shares at the End of Period		Term Preferred at the End of Period		Borrowings, TFP Shares, and/or Term Preferred at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share	Asset Coverage Per $1 Liquidation Preference
NSL
Year Ended 7/31:
2022(a)	$94,300	$3,921	$40,000	$2,753	$—	$—	$2.75
2021	94,300	3,918	40,000	2,751	—	—	2.75
2020	86,200	3,862	—	—	33,000	2,793	2.79
2019	114,000	3,610	—	—	43,000	2,621	2.62
2018	114,000	3,717	—	—	43,000	2,699	2.70
2017	114,000	3,738	—	—	43,000	2,714	2.71

JFR
Year Ended 7/31:
2022(a)	238,400	3,897	100,000	2,746	—	—	2.75
2021	238,400	3,892	100,000	2,742	—	—	2.74
2020	208,100	4,003	—	—	90,000	2,794	2.79
2019	264,500	3,810	—	—	115,000	2,655	2.66
2018	254,300	4,077	—	—	125,200	2,732	2.73
2017	254,300	4,103	—	—	125,200	2,749	2.75

JRO
Year Ended 7/31:
2022(a)	164,500	3,990	75,000	2,740	—	—	2.74
2021	164,500	3,987	75,000	2,738	—	—	2.74
2020	164,900	3,562	—	—	45,000	2,798	2.80
2019	178,800	3,951	—	—	84,000	2,688	2.69
2018	178,800	4,073	—	—	84,000	2,771	2.77
2017	178,800	4,071	—	—	84,000	2,770	2.77

JSD
Year Ended 7/31:
2022(a)	19,500	12,628	70,000	2,751	—	—	2.75
2021	19,500	12,615	70,000	2,749	—	—	2.75
2020	8,500	25,821	70,000	2,796	—	—	2.80
2019	72,000	3,854	—	—	35,000	2,593	2.59
2018	72,000	3,998	—	—	35,000	2,691	2.69
2017	72,000	4,020	—	—	35,000	2,705	2.71

JQC
Year Ended 7/31:
2022(a)	402,000	3,305	—	—	—	—	—
2021	402,000	3,333	—	—	—	—	—
2020	402,000	3,320	—	—	—	—	—
2019	480,000	3,400	—	—	—	—	—
2018	561,000	3,205	—	—	—	—	—
2017	561,000	3,256	—	—	—	—	—

(a)	Unaudited. For the six months ended January 31, 2022.

Notes to Financial Statements

(Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Senior Income Fund (NSL)

•	Nuveen Floating Rate Income Fund (JFR)

•	Nuveen Floating Rate Income Opportunity Fund (JRO)

•	Nuveen Short Duration Credit Opportunities Fund (JSD)

•	Nuveen Credit Strategies Income Fund (JQC)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NSL, JFR, JRO, JSD and JQC were organized as Massachusetts business trusts on August 13, 1999, January 15, 2004, April 27, 2004, January 3, 2011 and May 17, 2003, respectively.

The end of the reporting period for the Funds is January 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), also an affiliate of the Adviser, under which the Sub-Adviser manages the Fund’s investment portfolio.

Developments Regarding NSL’s, JFR’s, JRO’s and JSD’s Control Share By-Law

On January 14, 2021, the Funds’ Board of Trustees (the “Board”) received a shareholder demand letter (the “Demand Letter”) from Saba Capital CEF Opportunities 1, Ltd. and Saba Capital Management, L.P. (collectively, “Saba”) demanding that the Funds (i) rescind the Funds’ by-law provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”) and (ii) commence judicial action against the Board to ensure that the Control Share By-Law is withdrawn. Following review of the Demand Letter, the Board determined that it would not be in the best interests of the Funds or the Funds’ shareholders to take the actions requested in the Demand Letter. Also on January 14, 2021, Saba filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against the Funds, certain other Nuveen funds and the Board, seeking a declaration that the Control Share By-Law violates the 1940 Act, rescission of the Control Share By-Law and a permanent injunction against applying the Control Share By-Law. On February 18, 2022, the District Court granted judgment in favor of Saba’s claim for rescission of the Control Share By-Law and Saba’s declaratory judgment claim, and declared that the Control Share By-Law violates Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board amended the Funds’ by-laws to provide that the Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Developments Regarding JQC’s Control Share By-Law

On October 5, 2020, the Fund and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same Control Share By-Law. On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the District Court against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share

Notes to Financial Statements (continued)

(Unaudited)

By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board amended the Fund’s by-laws to provide that the Fund’s Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund’s Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Fund appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Common Shareholders

Dividends to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

NSL, JFR, JRO and JSD have implemented a level distribution policy. Effective in conjunction with the declaration of JQC’s October 2021 distribution, the Fund implemented a level distribution policy. The level distribution policy is intended to provide shareholders with stable, but not guaranteed, cash flow, independent of the amount or timing of income earned or capital gains realized by the Funds. Each Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution, and to distribute realized capital gains at least annually. In addition, in any monthly period, in order to maintain its level distribution amount, each Fund may pay out more than its net investment income during the period. As a result, distribution sources may include net investment income, realized gains and return of capital. The amounts and sources of distributions are reported for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year-end. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.

Foreign Currency Transactions and Translation

To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the

U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts,

Notes to Financial Statements (continued)

(Unaudited)

the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NSL	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests**	$—	$324,925,107	$1,992,946	$326,918,053
Corporate Bonds	—	35,384,936	—	35,384,936
Common Stocks**	1,590,584	6,972,241	32,894	8,595,719
Warrants**	2,820	1,856,510	—	1,859,330
Convertible Preferred Securities**	—	235,921	—	235,921

Short-Term Investments:
Investment Companies	1,638,927	—	—	1,638,927
Total	$3,232,331	$369,374,715	$2,025,840	$374,632,886

JFR	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests**	$—	$820,894,026	$4,019,393	$824,913,419
Corporate Bonds	—	88,377,890	—	88,377,890
Common Stocks**	3,766,564	17,990,379	63,476	21,820,419
Asset-Backed Securities	—	7,502,824	—	7,502,824
Warrants**	6,585	4,427,286	—	4,433,871
Convertible Preferred Securities**	—	542,197	—	542,197

Short-Term Investments:
Investment Companies	13,249,060	—	—	13,249,060
Total	$17,022,209	$939,734,602	$4,082,869	$960,839,680
JRO	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests**	$—	$571,241,101	$2,894,775	$574,135,876
Corporate Bonds	—	64,012,743	—	64,012,743
Common Stocks**	2,634,619	13,195,607	46,519	15,876,745
Asset-Backed Securities	—	4,416,647	—	4,416,647
Warrants**	4,710	3,119,358	—	3,124,068
Convertible Preferred Securities**	—	374,418	—	374,418
Total	$2,639,329	$656,359,874	$2,941,294	$661,940,497

JSD	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests**	$—	$215,794,624	$1,688,110	$217,482,734
Corporate Bonds	—	24,844,075	—	24,844,075
Common Stocks**	1,087,108	4,225,703	11,306	5,324,117
Warrants**	2,820	1,273,336	—	1,276,156
Convertible Preferred Securities**	—	175,757	—	175,757

Short-Term Investments:
Investment Companies	5,600,310	—	—	5,600,310
Total	$6,690,238	$246,313,495	$1,699,416	$254,703,149

JQC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests**	$—	$1,287,776,365	$11,657,806	$1,299,434,171
Corporate Bonds	—	210,955,315	—	210,955,315
Common Stocks**	1,466,502	8,090,007	194,930	9,751,439
Warrants**	9,435	2,632,229	5	2,641,669
Convertible Bonds	—	1,861,579	—	1,861,579
Convertible Preferred Securities**	—	580,972	—	580,972
Total	$1,475,937	$1,511,896,467	$11,852,741	$1,525,225,145
*	Refer to the Fund’s Portfolio of Investments for industry classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2 and/or Level 3.

Notes to Financial Statements (continued)

(Unaudited)

The Funds hold liabilities in preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 – Fund Shares.

The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:

	NSL			JFR			JRO
	Level 3			Level 3			Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrant	Variable Rate Senior Loan Interests	Common Stocks	Warrant	Variable Rate Senior Loan Interests	Common Stocks	Warrant
Balance at the beginning of period	$2,005,844	$412,479	$4,378	$4,035,068	$869,850	$8,755	$2,913,510	$600,347	$5,839
Gains (losses):
Net realized gains (losses)	19	(45,665)	—	20	(77,572)	—	27	(59,301)	—
Change in net unrealized appreciation (depreciation)	(28,946)	27,729	831	(62,113)	45,552	1,661	(51,082)	34,442	1,108
Purchases at cost	(78)	—	—	(1,948)	—	—	(136)	—	—
Sales at proceeds	(13,059)	—	—	(13,059)	—	—	(18,876)	—	—
Net discounts (premiums)	29,166	—	—	61,425	—	—	51,332	—	—
Transfers into	—	—	—	—	—	—	—	—	—
Transfers (out of)	—	(361,649)	(5,209)	—	(774,354)	(10,416)	—	(528,969)	(6,947)
Balance at the end of period	$1,992,946	$32,894	$—	$4,019,393	$63,476	$—	$2,894,775	$46,519	$—
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$(28,947)	$27,730	$831	$(62,113)	$45,552	$1,661	$(51,083)	$34,442	$1,108

	JSD			JQC
	Level 3			Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrant	Variable Rate Senior Loan Interests	Common Stocks	Warrant
Balance at the beginning of period	$1,699,036	$257,488	$4,378	$11,733,256	$1,577,863	$5
Gains (losses):
Net realized gains (losses)	16	(36,408)	—	113	(5)	—
Change in net unrealized appreciation (depreciation)	(23,367)	36,556	831	(204,290)	(162,373)	—
Purchases at cost	(52)	—	—	—	—	—
Sales at proceeds	(11,118)	—	—	(78,212)	—	—
Net discounts (premiums)	23,595	—	—	206,939	—	—
Transfers into	—	—	—	—	—	—
Transfers (out of)	—	(246,330)	(5,209)	—	(1,220,555)	—
Balance at the end of period	$1,688,110	$11,306	$—	$11,657,806	$194,930	$5
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$(23,367)	$36,556	$831	$(204,290)	$(162,373)	$—

As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) TNT Crane & Rigging Inc. are priced at a placeholder value; (3) Tribune Co are priced at last trade price less the distribution amount; (4) Skillsoft Corp are priced at an 18.19% amortized discount applied to the closing price of the common shares. The Variable Rate Senior Loan Interests categorized as Level 3 are valued utilizing a weighted probability model which is weighted at 50% to a full recovery and 50% to the current vendor price of the loan. The following warrants categorized as Level 3: (1) ACBL HLDG CORP are valued utilizing the weighted average of quarterly cash payments received with a 25% discount; (2) Tenerity Inc. are priced at placeholder value.

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
NSL
Common Stocks	$358,356	$—	$3,293	$—	$—	$(361,649)
Warrants	—	—	5,209	—	—	(5,209)
JFR
Common Stocks	$768,549	$—	$5,806	$—	$—	$(774,355)
Warrants	—	—	10,416	—	—	(10,416)
JRO
Common Stocks	$524,520	$—	$4,449	$—	$—	$(528,969)
Warrants	—	—	6,947	—	—	(6,947)
JSD
Common Stocks	$243,814	$—	$2,516	$—	$—	$(246,330)
Warrants	—	—	5,209	—	—	(5,209)
JQC
Common Stocks	$1,220,375	$—	$180	$—	$—	$(1,220,555)

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:

	NSL	JFR	JRO	JSD	JQC
Outstanding unfunded senior loan commitments	$616,631	$1,347,375	$1,018,543	$365,475	$1,382,905

Participation Commitments

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	NSL	JFR	JRO	JSD	JQC
Purchases	$85,688,078	$222,697,765	$141,601,590	$57,106,061	$298,204,149
Sales and maturities	77,608,897	199,128,034	127,929,303	51,460,010	282,277,229

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed-delivery

Notes to Financial Statements (continued)

(Unaudited)

purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Shares

Common Share Transactions

During the Funds’ current and prior fiscal period, there were no transactions in common shares.

Preferred Shares

Taxable Fund Preferred Shares

NSL, JFR, JRO and JSD have issued and have outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.

Each Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the TFP Share.

•

Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Funds will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.

The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

•

Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which each Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

Each Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the Funds to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Funds. Each Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Costs incurred in connection with their offering of TFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NSL, JFR, JRO and JSD had $39,592,273, $99,348,218, $74,691,988 and $69,606,350 TFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ TFP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference	Term Redemption Date	Mode
NSL	A	40,000	$40,000,000	November 1, 2030	VRM
JFR	A	100,000	$100,000,000	January 1, 2031	VRDM
JRO	A	75,000	$75,000,000	December 1, 2030	VRM
JSD	A	70,000	$70,000,000	November 1, 2029	VRDM

The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for each Fund during the current fiscal period were as follows:

	NSL	JFR	JRO	JSD
Average liquidation preference of TFP Shares outstanding	$40,000,000	$100,000,000	$75,000,000	$70,000,000
Annualized dividend rate	1.31%	0.19%	1.31%	0.19%

Preferred Share Transactions

Transactions in preferred shares during the Funds’ current and prior fiscal period, where applicable, are noted in the following table.

Transactions in TFP Shares for the Funds, where applicable, were as follows:

	Year Ended July 31, 2021
NSL	Series	Shares	Amount
TFP Shares issued	A	40,000	$40,000,000

	Year Ended July 31, 2021
JFR	Series	Shares	Amount
TFP Shares issued	A	100,000	$100,000,000

	Year Ended July 31, 2021
JRO	Series	Shares	Amount
TFP Shares issued	A	75,000	$75,000,000

Notes to Financial Statements (continued)

(Unaudited)

Transactions in Term Preferred for the Funds, where applicable, were as follows:

	Year Ended July 31, 2021
NSL	Series	Shares	Amount
Term Preferred redeemed	2021	(33,000)	$(33,000,000)

	Year Ended July 31, 2021
JFR	Series	Shares	Amount
Term Preferred redeemed	2024	(35,000)	$(35,000,000)
	2027	(55,000)	(55,000,000)
Total		(90,000)	$(90,000,000)
	Year Ended July 31, 2021
JRO	Series	Shares	Amount
Term Preferred redeemed	2027	(45,000)	$(45,000,000)

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NSL	$380,379,162	$6,694,535	$(12,440,811)	$(5,746,276)
JFR	971,247,580	17,571,168	(27,979,068)	(10,407,900)
JRO	670,156,028	12,256,046	(20,471,577)	(8,215,531)
JSD	258,045,203	4,232,552	(7,574,606)	(3,342,054)
JQC	1,543,078,768	17,527,508	(35,381,131)	(17,853,623)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
NSL	$604,450	$—	$(9,568,054)	$(41,773,322)	$—	$(1,312,790)	$(52,049,716)
JFR	1,614,569	—	(20,376,772)	(96,449,752)	—	(3,301,271)	(118,513,226)
JRO	935,637	—	(14,485,372)	(70,318,490)	—	(2,331,120)	(86,199,345)
JSD	659,733	—	(6,511,911)	(27,930,624)	—	(872,409)	(34,655,211)
JQC	—	—	(24,098,269)	(201,346,942)	—	(6,902,513)	(232,347,724)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NSL	$2,300,950	$39,472,372	$41,773,322
JFR	4,896,511	91,553,241	96,449,752
JRO	3,285,667	67,032,823	70,318,490
JSD	2,606,605	25,324,019	27,930,624
JQC	29,554,323	171,792,619	201,346,942

7. Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	NSL JFR JRO JSD Fund-Level Fee Rate	JQC Fund-Level Fee Rate
For the first $500 million	0.6500%	0.6800%
For the next $500 million	0.6250	0.6550
For the next $500 million	0.6000	0.6300
For the next $500 million	0.5750	0.6050
For managed assets over $2 billion	0.5500	0.5800

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of January 31, 2022, the complex-level fee for each Fund was 0.1537%.

Notes to Financial Statements (continued)

(Unaudited)

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

9. Fund Leverage

Borrowings

Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage.

Borrowing Information for NSL, JFR and JRO

The following Funds have entered into a revolving credit and security agreement with certain banks and their affiliates. As of the end of the reporting period, each Fund’s maximum commitment amount under its Borrowings is as follows:

	NSL	JFR	JRO
Maximum commitment amount	$102,500,000	$260,000,000	$180,000,000

As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:

	NSL	JFR	JRO
Outstanding balance on Borrowings	$94,300,000	$238,400,000	$164,500,000

Interest is charged at a rate equal to 1-Month LIBOR (London Inter-Bank Offered Rate) plus 0.80%. JFR accrues 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 25% of the maximum commitment amount. NSL and JRO accrue 0.30% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 10% of the maximum commitment amount. NSL also accrued an upfront fee of 0.05% on the maximum commitment amount and which was paid in two installments, half at the closing of the agreement in October 2020 and the other half upon its 12-month anniversary in 2021.

On October 4, 2021, NSL renewed its Borrowing through October 3, 2022. On December 17, 2021, JFR renewed its Borrowings through December 16, 2022. On November 4, 2021, JRO renewed its Borrowings through November 3, 2022. All other items of the Borrowings remain unchanged.

During the Funds’ utilization period(s) during the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average annual interest rate on each Fund’s Borrowings were as follows:

	NSL	JFR	JRO
Average daily balance outstanding	$94,300,000	$238,400,000	$164,500,000
Average annual interest rate	0.90%	0.91%	0.90%

Borrowings Information for JSD

The Fund has outstanding a 364-day revolving line of credit. As of the end of the reporting period, the Fund’s maximum commitment amount under its Borrowings is as follows:

JSD
Maximum commitment amount	$30,000,000
As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JSD
Outstanding balance on Borrowings	$19,500,000

Interest is charged on these Borrowings at a rate per annum equal to 1-Month LIBOR plus 0.80%. The Fund also accrued 0.15% per annum on the undrawn portion if it was less than 50% of the maximum commitment; however, if the undrawn portion of the Borrowings was greater than 50% of the maximum commitment amount the Fund accrued a 0.25% per annum on the undrawn portion of the Borrowings.

On October 27, 2021, JSD renewed its Borrowings through October 26, 2022. The Fund also accrued a 0.05% amendment fee based on the maximum commitment amount. All other items of the Borrowings remain unchanged.

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average annual interest rate on the Fund’s Borrowings were as follows:

JSD
Average daily balance outstanding	$19,500,000
Average annual interest rate	0.92%

Borrowings Information for JQC

The Fund has entered into a borrowing agreement with a bank and its affiliate. As of the end of the reporting period, the Fund’s maximum commitment amount under its Borrowings is as follows:

JQC
Maximum commitment amount	$430,000,000

As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JQC
Outstanding balance on Borrowings	$402,000,000

Interest is charged on the Borrowings at a rate per annum equal to the 3-Month LIBOR plus 1.10% and the Fund accrues 1.10% per annum on any positive difference between 90% of the maximum commitment amount and the daily drawn amount.

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average annual interest rate on the Fund’s Borrowings were as follows:

JQC
Average daily balance outstanding	$402,000,000
Average annual interest rate	1.27%

Other Borrowings Information for the Funds

In order to maintain their Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding is fully secured by eligible securities held in its portfolio of investments.

Each Fund’s Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount, undrawn balance and initial fees are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Reverse Repurchase Agreements

During the current fiscal period, JQC used reverse repurchase agreements as a means of leverage.

The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, a Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. In order to minimize risk, the Fund identifies for coverage securities and cash as collateral with a fair value at least equal to its purchase obligations under these agreements (including accrued interest). Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed. The Fund will identify assets determined to be liquid by the Adviser to cover its obligations under reverse repurchase agreements.

Notes to Financial Statements (continued)

(Unaudited)

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

Counterparty	Rate	Principal Amount	Maturity	Value	Value and Accrued Interest
Societe Generale	3-Month LIBOR plus 0.80%	$(142,000,000)	N/A	$(142,000,000)	$(142,465,843)

N/A – Maturity is not applicable. The final repurchase date will be established following pre-specified advance notice by the Fund or the counterparty to the reverse repurchase agreement.

During the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average interest rate on the Fund’s reverse repurchase agreements were as follows:

JQC
Average daily balance outstanding	$142,000,000
Average interest rate	0.96%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty
Societe Generale	$(142,465,843)	$164,126,683
*	Represents gross value and accrued interest for the counterparty as reported in the preceding table.

10. Inter-Fund Lending

Inter-Fund Borrowing and Leading

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations (Unaudited)

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Senior Income Fund (NSL)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/NSL.

Nuveen Floating Rate Income Fund (JFR)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JFR.

Nuveen Floating Rate Income Opportunity Fund (JRO)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JRO.

Nuveen Short Duration Credit Opportunities Fund (JSD)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JSD.

Risk Considerations (continued)

Nuveen Credit Strategies Income Fund (JQC)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Common stock prices have often experienced significant volatility. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JQC.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Street Chicago, IL 60601	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Distribution Information

The Funds hereby designate their percentages of dividends paid from net ordinary income as dividends qualifying as Interest-Related Dividends and/or short term capital gain dividends as defined in Internal Revenue Code Section 871(k) for the taxable periods ending December 31, 2020 and July 31, 2021:

	NSL	JFR	JRO	JSD	JQC
August 1, 2020 through December 31, 2020	77.1%	72.2%	73.8%	77.2%	81.4%
January 1, 2021 through July 31, 2021	72.1%	71.2%	71.2%	77.9%	80.4%

The Funds had the following percentages, or maximum amount allowable, of ordinary dividends treated as Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code for the taxable year ended July 31, 2021:

	NSL	JFR	JRO	JSD	JQC
% of Section 163(j) Interest Dividends	94.7%	89.9%	91.5%	94.9%	97.3%

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NSL	JFR	JRO	JSD	JQC
Common shares repurchased	0	0	0	0	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

∎

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

∎

Collateralized Loan Obligation (CLO): A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.

∎	Convexity: A tool used in risk management to measure the sensitivity of bond duration to interest rate changes. Higher convexity generally means higher sensitivity to interest rate changes.

∎

Credit Suisse Leveraged Loan Index: An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

∎	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

∎

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Notes

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	ESA-A-0122D 2057608-INV-B-03/23

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item  2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: April 7, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: April 7, 2022